                           [STREET TRACKS(R) GRAPHIC]

                               SEMI-ANNUAL REPORT
                               DECEMBER 31, 2002

                             [streetTRACKS semiannual report]

                       PRESIDENT'S LETTER TO SHAREHOLDERS

Dear streetTRACKS shareholders,

2002 marked another outstanding year for exchange-traded funds with net assets reaching $140.7 billion worldwide. Although the S&P 500 declined by 22.1% and traditional equity funds saw net outflows during the year, assets under management in U.S. listed ETFs increased by 22.6% to $101.8 billion. Average daily trading volumes were $6.3 billion, roughly double the $3.2 billion for 2001. The streetTRACKS family benefited from these trends as investors continued to utilize the comprehensive offering to meet their unique financial needs.

At the beginning of 2002, many economists predicted that the global economy would expand by 2.5%, with the U.S. economy growing by just 1%. Despite having grown nearly 3% and soundly beating expectations, expectations for a weaker economy was often cited as the primary reason for poor equity market returns. Fear of terrorist attacks, threats of another Iraqi war, declining profit expectations, and corporate scandals conspired to undermine the global recovery in 2002. Despite these obstacles, the U.S. consumer remained resilient with personal consumption rising by over 4%. Sound income gains supported by low interest rates and record mortgage refinancings helped offset rising unemployment and equity losses. In spite of low interest rates and strong consumption, investors and corporations had been hesitant to commit additional resources and capital to the market

Looking into 2003, the immediate concerns weighing on the markets are the impending war with Iraq, the potential nuclear threat from North Korea, and the difficult to define Al Qaeda. With consumer confidence beginning to show signs of strain, it is not clear how economic growth will be supported in 2003. President Bush is determined to jump start the economy with a series of fiscal stimulus measures and the Federal Reserve appears intent on maintaining an accommodative monetary policy for fear of choking the potential for economic recovery this year. Corporate earnings are showing signs of recovery, but most gains appear to be on the back of improvements in productivity. Analyst expectations for 10-12% earnings growth for this year clearly depend on a confident consumer. A decisive resolution to the Iraqi crisis, with a carefully orchestrated diplomatic resolution to the North Korean threat, may shore up consumer confidence and with it encourage capital expenditures by companies preparing for growth. With continued uncertainty, we expect equity market volatility to continue through the first half of the year.

As we enter yet another year of volatile markets, it is clear that investors will continue to seek the assistance of financial advisors. ETFs will continue to play a greater role with advisors as they look to ETFs for sound and effective asset allocation solutions. We will continue to work with investors and their advisors to help meet their investment objectives. As always, we appreciate the support and confidence of you, our shareholders. We look forward to continuing to build on your trust.

Agustin J. Fleites
President

                             [streetTRACKS semiannual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

STREETTRACKS DOW JONES U.S. LARGE CAP GROWTH INDEX FUND
The streetTRACKS Dow Jones U.S. Large Cap Growth Index Fund (the "Fund") seeks to replicate the total return of the Dow Jones U.S. Large Cap Growth Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

For the six months ending December 31, 2002, the Fund and its Index returned -11.24% and -11.21%, respectively. Most of these losses occurred during September and December, which saw the Index return -11.75% and -8.93% respectively. Despite December's poor performance, the fourth quarter saw the Index return 7.17% due to positive gains in both October and November. However, overall concerns about the economy, corporate governance, terrorism and war with Iraq weighed heavily on the markets in 2002. Looking forward, while some concerns have been dealt with, unknowns related to terrorism and war with Iraq persist and remain hurdles that the market will need to overcome.

Within the Dow Jones U.S. Style Indices, Large Cap Growth stocks underperformed Large Cap Value by over 340 basis points for the six months ending December 31, 2002. However, during the same period Large Cap Growth outperformed Small Cap Growth by just over 600 basis points. For the six months ending December 31, 2002, Information Technology and Consumer Discretionary combined knocked almost 7% from the Index, or two-thirds of the period's losses. Materials and Telecommunications Services actually posted positive returns, but helped the Index little.

Stocks with the largest positive contributions to return during the period included Amgen Inc. (0.51%), AT&T Corp. (0.37%), and QualComm Inc. (0.26%). The biggest detractors to the Fund's performance were General Electric Co. (-1.71%), The Home Depot, Inc. (-1.23%), and The Coca-Cola Co. (-1.00%). Less than a third of the constituents in the Fund were able to muster positive contributions over the six-month period.

                             [streetTRACKS semiannual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market.

   PERFORMANCE AS OF DECEMBER 31, 2002

    --------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET    DOW JONES U.S. LARGE CAP     DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE           GROWTH INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/02         -31.65%      -32.13%             -31.58%                      -23.77%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -61.66%      -61.99%             -61.51%                      -42.59%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to December 31, 2002.

    --------------------------------------------------------------------------------------------------------------------
                                                                 AVERAGE ANNUAL TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET    DOW JONES U.S. LARGE CAP     DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE           GROWTH INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/02         -31.65%      -32.13%             -31.58%                      -23.77%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -34.63%      -34.88%             -34.52%                      -21.82%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to December 31, 2002.

     COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
     DOW JONES U.S. LARGE CAP GROWTH INDEX FUND

                                                                                                    DOW JONES LARGE CAP INDEX
                                                                  DOW JONES U.S. LARGE CAP           (BROAD-BASED COMPARATIVE
                                                                     GROWTH INDEX FUND                        INDEX)
                                                                  ------------------------          -------------------------
9/25/00                                                                   10000.00                           10000.00
9/30/00                                                                    9800.00                            9969.00
12/31/00                                                                   7395.00                            8882.00
3/31/01                                                                    5703.00                            7629.00
6/30/01                                                                    6252.00                            8039.00
9/30/01                                                                    4696.00                            6847.00
12/31/01                                                                   5498.00                            7508.00
3/31/02                                                                    5244.00                            7447.00
6/30/02                                                                    4233.00                            6353.00
9/30/02                                                                    3506.00                            5289.00
12/31/02                                                                   3758.00                            5723.00

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2002

    ----------------------------------------------------------------------------------------------------------------
       DESCRIPTION        GENERAL         MICROSOFT     PFIZER,       WAL-MART              AMERICAN
                          ELECTRIC CO.    CORP.         INC.          STORES, INC.          INTERNATIONAL
                                                                                            GROUP, INC.
    ----------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $1,368,884      1,347,509     1,064,386     778,006               748,984
    ----------------------------------------------------------------------------------------------------------------
       % OF               9.42%           9.27          7.32          5.35                  5.15
       NET ASSETS
    --------------------------------------------------------------

                             [streetTRACKS semiannual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

STREETTRACKS DOW JONES U.S. LARGE CAP VALUE INDEX FUND
The streetTRACKS Dow Jones U.S. Large Cap Value Index Fund (the "Fund") seeks to replicate the total return of the Dow Jones U.S. Large Cap Value Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

For the six months ending December 31, 2002, the Fund and its Index returned -7.94% and -7.79%, respectively. Most of these losses occurred during July and September, which saw the Index return -6.59% and -10.99% respectively. However, helping to offset some of these losses, the fourth quarter saw the Index return 10.33%. Overall concerns about the economy, corporate governance, terrorism and war with Iraq weighed heavily on the markets in 2002. Looking forward, while some concerns have been dealt with, unknowns related to terrorism and war with Iraq persist and remain hurdles that the market will need to overcome.

Within the Dow Jones U.S. Style Indexes, Large Cap Value stocks outperformed Large Cap Growth by over 340 basis points for the six months ending December 31, 2002. Additionally, Large Cap Value outperformed Small Cap Value by just over 250 basis points during the same period. For the six months ending December 31, 2002, Financials, Energy, and Consumer Discretionary combined knocked almost 5.7% from the Index, or nearly three-quarters of the period's losses.

Stocks with the largest positive contributions to return during the period included Merck & Co. Inc. (0.57%), Hewlett-Packard Co. (0.35%), and Johnson & Johnson (0.32%). The biggest detractors to the Fund's performance were, Exxon Mobil Corp. (-0.72%), Chevron Texaco Corp. (-0.60%), and J.P. Morgan Chase & Co. (-0.54%). Less than a quarter of the constituents in the Fund were able to muster positive contributions over the six-month period.

                             [streetTRACKS semiannual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market.

   PERFORMANCE AS OF DECEMBER 31, 2002

    --------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET    DOW JONES U.S. LARGE CAP     DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE            VALUE INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/02         -17.60%      -17.96%             -17.41%                      -23.77%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -19.64%      -19.61%             -19.29%                      -42.59%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to December 31, 2002.

    --------------------------------------------------------------------------------------------------------------------
                                                                 AVERAGE ANNUAL TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET    DOW JONES U.S. LARGE CAP     DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE            VALUE INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/02         -17.60%      -17.96%             -17.41%                      -23.77%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING       -9.24%       -9.23%              -9.07%                      -21.82%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to December 31, 2002.

     COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
     DOW JONES U.S. LARGE CAP VALUE INDEX FUND

                                                                                                    DOW JONES LARGE CAP INDEX
                                                               DOW JONES U.S. LARGE CAP VALUE        (BROAD-BASED COMPARATIVE
                                                                         INDEX FUND                           INDEX)
                                                               ------------------------------       -------------------------
9/25/00                                                                   10000.00                           10000.00
9/30/00                                                                   10175.00                            9969.00
12/31/00                                                                  10592.00                            8882.00
3/31/01                                                                    9812.00                            7629.00
6/30/01                                                                   10128.00                            8039.00
9/30/01                                                                    9422.00                            6847.00
12/31/01                                                                   9925.00                            7508.00
3/31/02                                                                   10079.00                            7447.00
6/30/02                                                                    8881.00                            6353.00
9/30/02                                                                    7418.00                            5289.00
12/31/02                                                                   8176.00                            5723.00

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2002

    ---------------------------------------------------------------------------------------------------------------
       DESCRIPTION        EXXON MOBIL     CITIGROUP,    JOHNSON &     INTERNATIONAL         MERCK & CO.,
                          CORP.           INC.          JOHNSON       BUSINESS MACHINES     INC.
                                                                      CORP.
    ---------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $1,702,277      1,288,411     1,155,033     949,220               920,535
    ---------------------------------------------------------------------------------------------------------------
       % OF               6.76%           5.11          4.58          3.77                  3.65
       NET ASSETS
    --------------------------------------------------------------

                             [streetTRACKS semiannual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
The streetTRACKS U.S. Dow Jones Small Cap Growth Index Fund (the "Fund") seeks to replicate the total return of the Dow Jones U.S. Small Cap Growth Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

For the six months ending December 31, 2002, the Fund and its Index returned -17.32% and -17.25%, respectively. Most of the negative return came from the third quarter which saw a return of 24.20%. Growth stocks did not perform well during this period, weighted down by slumping technology shares. Concerns over the economy, corporate governance, North Korean nuclear proliferation and war with Iraq weighted heavily on the market in 2002. During these uncertain times, investors bid up large cap stocks and shunned the more volatile small cap names.

The style that was in favor for the period was Value. The Dow Jones U.S. Small Cap Value Index outperformed the Dow Jones U.S. Small Cap Growth Index by 692 basis points with a return for the period of -10.33%. Large Cap Growth outperformed Small Cap Growth by 604 basis points with a return for the period of -11.21%. The best style and size segment for the period was Large Cap Value with a return of -7.79%.

The sector that had the largest impact on return for the period was Information Technology. The sector return for the period was down over 19% and detracted over 630 basis points from the Fund total return. The largest contributors in the sector include Semtech Corp (-59%), Retek, Inc. (-88%), and THQ, Inc (-55%). Consumer Discretionary is the second largest sector in the Index with a weight of over 25% and a return down over 15%. Contributors to the Sector return include Michaels Stores, Inc. (-19%) and Insight Enterprises, Inc. (-67%). The negative impact from Consumer Discretionary was over 400 basis points. Telecommunication Services had the highest return for the period at over 4% but was represented by the smallest weight at 1%, and added very little to performance.

                             [streetTRACKS semiannual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market.

   PERFORMANCE AS OF DECEMBER 31, 2002

    --------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET    DOW JONES U.S. SMALL CAP     DOW JONES SMALL CAP INDEX
                                        VALUE        VALUE           GROWTH INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/02         -38.94%      -38.72%             -38.89%                      -16.98%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -55.33%      -55.26%             -55.13%                      -20.48%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to December 31, 2002.

    --------------------------------------------------------------------------------------------------------------------
                                                                 AVERAGE ANNUAL TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET    DOW JONES U.S. SMALL CAP     DOW JONES SMALL CAP INDEX
                                        VALUE        VALUE           GROWTH INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/02         -38.94%      -38.72%             -38.89%                     -16.98%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -30.05%      -30.00%             -29.91%                      -9.66%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to December 31, 2002.

     COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
     DOW JONES U.S. SMALL CAP GROWTH INDEX FUND

                                                                                                    DOW JONES SMALL CAP INDEX
                                                                  DOW JONES U.S. SMALL CAP           (BROAD-BASED COMPARATIVE
                                                                     GROWTH INDEX FUND                        INDEX)
                                                                  ------------------------          -------------------------
9/25/00                                                                   10000.00                           10000.00
9/30/00                                                                    9988.00                           10104.00
12/31/00                                                                   8019.00                            9449.00
3/31/01                                                                    6585.00                            8594.00
6/30/01                                                                    7893.00                            9832.00
9/30/01                                                                    5499.00                            7943.00
12/31/01                                                                   7307.00                            9679.00
3/31/02                                                                    6824.00                           10102.00
6/30/02                                                                    5396.00                            9057.00
9/30/02                                                                    4090.00                            7520.00
12/31/02                                                                   4461.00                            8035.00

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2002

    ----------------------------------------------------------------------------------------------------
       DESCRIPTION        AMERITRADE        GENTEX     ALLIANT               NVR, INC.     MICHAELS
                          HOLDING CORP.     CORP.      TECHSYSTEMS, INC.                   STORES, INC.
    ----------------------------------------------------------------------------------------------------
       MARKET VALUE       $202,153          199,743    194,906               175,444       175,186
    --------------------------------------------------------------------------------------------------------------
       % OF               1.29%             1.28       1.24                  1.12          1.12
       NET ASSETS
    --------------------------------------------------------------------------------------------------------------

                             [streetTRACKS semiannual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
The streetTRACKS Dow Jones U.S. Small Cap Value Index Fund (the "Fund") seeks to replicate the total return of the Dow Jones U.S. Small Cap Value Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

For the six months ending December 31, 2002, the Fund and its Index returned -10.49% and -10.33%, respectively. Most of the negative return came from the third quarter which saw a return of -13.91%. Value outperformed Growth for the period primarily due to the small allocation to Technology stocks and the subsequent large allocation to Financials. Concerns over the economy, corporate governance, North Korean nuclear proliferation and war with Iraq weighted heavily on the market in 2002. During these uncertain times, investors bid up large cap stocks and shunned the more volatile small cap names.

The style that was in favor for the period was Value. The Dow Jones U.S. Small Cap Value Index outperformed the Dow Jones U.S. Small Cap Growth Index by 692 basis points with a return for the period of -10.33%. The Dow Jones U.S. Large Cap Value Index outperformed The Dow Jones U.S. Small Cap Value Index by just over 250 basis points during the same period. The best style and size segment for the period was Large Cap Value with a return of -7.79%.

The sector that had the largest impact to performance was Consumer Discretionary with a return of -17.9% and detracted 285 basis points from the year to date return. The stocks that contributed to the decline in this sector include Visteon Corp, (-50%) and Dillards, Inc.(-39%). The largest sector in the Index, Financials, contributed to over 200 basis points of the Fund's negative total return. Securities that drove those returns included Astoria Financial Corp.,(-14%) and Ohio Casualty Corp (-38%).

                             [streetTRACKS semiannual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market.

   PERFORMANCE AS OF DECEMBER 31, 2002

    --------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET    DOW JONES U.S. SMALL CAP     DOW JONES SMALL CAP INDEX
                                        VALUE        VALUE            VALUE INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/02          -2.72%       -3.14%             -2.37%                       -16.98%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING       24.07%       23.29%             25.30%                       -20.48%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to December 31, 2002.

    --------------------------------------------------------------------------------------------------------------------
                                                                 AVERAGE ANNUAL TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET    DOW JONES U.S. SMALL CAP     DOW JONES SMALL CAP INDEX
                                        VALUE        VALUE            VALUE INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/02          -2.72%       -3.14%             -2.37%                      -16.98%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING       10.04%        9.73%             10.52%                       -9.66%
       (1)

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to December 31, 2002.

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
       DOW JONES U.S. SMALL CAP VALUE INDEX FUND

                                                                                                    DOW JONES SMALL CAP INDEX
                                                               DOW JONES U.S. SMALL CAP VALUE        (BROAD-BASED COMPARATIVE
                                                                         INDEX FUND                           INDEX)
                                                               ------------------------------       -------------------------
9/25/00                                                                   10000.00                           10000.00
9/30/00                                                                   10195.00                           10104.00
12/31/00                                                                  11575.00                            9449.00
3/31/01                                                                   11449.00                            8594.00
6/30/01                                                                   12669.00                            9832.00
9/30/01                                                                   11504.00                            7943.00
12/31/01                                                                  13002.00                            9679.00
3/31/02                                                                   14477.00                           10102.00
6/30/02                                                                   14131.00                            9057.00
9/30/02                                                                   12166.00                            7520.00
12/31/02                                                                  12648.00                            8035.00

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2002

    -----------------------------------------------------------------------------------------------------------------------
       DESCRIPTION         STORAGE              HEALTH CARE         QUESTAR             OMNICARE,             ALLIED
                           TECHNOLOGY CORP.     PROPERTY            CORP.               INC.                  CAPITAL
                                                INVESTORS, INC.                                               CORP.
    -----------------------------------------------------------------------------------------------------------------------
       MARKET VALUE        $369,409             367,182             366,862             364,742               361,570
    -----------------------------------------------------------------------------------------------------------------------
       % OF                0.89%                0.88                0.88                0.88                  0.87
       NET ASSETS
    -----------------------------------------------------------------------------------------------------------------------

       DESCRIPTION
    -------------------------------------
       MARKET VALUE
    ---------------------------------------------
       % OF
       NET ASSETS
    -----------------------------------------------------

                             [streetTRACKS semiannual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

STREETTRACKS DOW JONES GLOBAL TITANS INDEX FUND
The streetTRACKS Dow Jones Global Titans Index Fund (the "Fund") seeks to replicate the total return of the Dow Jones Global Titans Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

For the six months ending December 31, 2002, the Fund and its Index returned -9.73% and -9.47%, respectively. After accounting for the annual expenses, the Fund outperformed its benchmark by 3 basis points. This excess performance was primarily caused by this Fund's small cash position.

During the past six months, the markets have been negatively impacted by acts of terrorism, growing geopolitical tensions, lingering concerns regarding past accounting scandals and disappointing earnings announcements. Fears of further terrorist activity, the increasing likelihood of a war between the U.S. and Iraq, and a growing concern that the consumer may be tightening their purse strings have caused widespread concerns of a slower than originally expected economic recovery. On a country level, the trying economic environment led to declines in every market except for Finland (+7.0%). Whereas Nokia OYJ ADR represents the entire Finnish position, the general rebounding of the Telecommunications sector during the second half of 2002 was responsible for this country's positive return. Among the countries experiencing declines during this period, Germany was the worst performing country (-37.9%). This decline was primarily caused by the returns of Allianz AG ADR (-52%), and DaimlerChrysler AG (-36.5%). A number of other countries within this Fund posted significant negative returns including France (-14.4%), Netherlands (-22.9%) and Switzerland (-14.4%).

Considering the difficult market conditions during the prior six months, it is hardly surprising that the ratio of double digit declining issues to gaining was greater than 7.5:1. The three stocks with the largest negative returns were Allianz AG ADR (-52%), DaimlerChrysler AG (-36.5%), and ING Groep N.V. ADR (-32.4%). Allianz AG ADR was negatively impacted by both a major increase in claims courtesy of severe flooding in Europe and a significant reduction in investment income. For DaimlerChrysler AG, their decline was caused primarily by concerns that the hyper-competitive auto market would negatively impact their earnings and financial position. Finally, ING Groep N.V. ADR's poor return was mainly caused by its weakened capital position. The impact of these declining issues was partially offset by the three best performing stocks in this fund which were Vodafone Group PLC ADR (+33.7%), AT&T Corp. (+28.8%) and Tyco International Ltd. (+26.6%). Though the Telecommunications sector was characterized by a rebound during the second half of 2002, the dramatically positive returns for both AT&T Corp. and Vodafone Group PLC ADR were caused primarily by these stocks scale and asset quality relative to other telecommunications issues. Tyco International Ltd. was another stock that rebounded during the second half of the year after getting beaten down during the first part. Investor perception that the worst was behind this company coupled with this stock's low equity price at the beginning of this period led to this strong performance.

Due to the strong returns of both AT&T Corp., and Vodafone Group PLC ADR, Telecommunications (+5.73) was the best performing sector. No other sector was able to post a positive return during the prior six months. The difficult market conditions were evidenced by declines in excess of 10% for five of the eight sectors. Within this group, the worst-performing sector was Energy (-16.4%). All of the constituents of this sector posted negative returns during the second half of 2002. The two biggest declining issues were ChevronTexaco Corp. (-23.3%), and Royal Dutch Petroleum Co. (New York Shares) (-19.4%). Production difficulties were the primary cause of both ChevronTexaco Corp. and Royal Dutch's Petroleum Co. (New York Shares) poor performance.

                             [streetTRACKS semiannual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market.

   PERFORMANCE AS OF DECEMBER 31, 2002

    --------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET        DOW JONES GLOBAL         DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE      TITANS U.S. CLOSE INDEX  (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/02         -23.35%      -24.10%             -22.93%                      -23.77%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -38.83%      -39.31%             -38.13%                      -42.59%
       (1)

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to December 31, 2002.

    --------------------------------------------------------------------------------------------------------------------
                                                                 AVERAGE ANNUAL TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET        DOW JONES GLOBAL         DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE      TITANS U.S. CLOSE INDEX  (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/02         -23.35%      -24.10%             -22.93%                      -23.77%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -19.59%      -19.87%             -19.18%                      -21.82%
       (1)

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to December 31, 2002.

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
       DOW JONES GLOBAL TITANS INDEX FUND

                                                                                                    DOW JONES LARGE CAP INDEX
                                                               DOW JONES GLOBAL TITANS INDEX         (BROAD-BASED COMPARATIVE
                                                                            FUND                              INDEX)
                                                               -----------------------------        -------------------------
9/25/00                                                                   10000.00                           10000.00
9/30/00                                                                    9982.00                            9969.00
12/31/00                                                                   9147.00                            8882.00
3/31/01                                                                    8107.00                            7629.00
6/30/01                                                                    8446.00                            8039.00
9/30/01                                                                    7378.00                            6847.00
12/31/01                                                                   7967.00                            7508.00
3/31/02                                                                    7788.00                            7447.00
6/30/02                                                                    6765.00                            6353.00
9/30/02                                                                    5547.00                            5289.00
12/31/02                                                                   6105.00                            5723.00

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2002

    -----------------------------------------------------------------------------------------------------
       DESCRIPTION        GENERAL          MICROSOFT     EXXON MOBIL     PFIZER,     CITIGROUP,
                          ELECTRIC CO.     CORP.         CORP.           INC.        INC.
    -----------------------------------------------------------------------------------------------------
       MARKET VALUE       $806,496         791,113       780,105         624,943     592,952
    -----------------------------------------------------------------------------------------------------
       % OF               5.37%            5.27          5.20            4.16        3.95
       NET ASSETS
    -----------------------------------------------------------------------------------------------------

                             [streetTRACKS semiannual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

STREETTRACKS WILSHIRE REIT INDEX FUND
The streetTRACKS Wilshire REIT Index Fund (the "Fund") seeks to replicate the total return of the Wilshire REIT Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

For the six months ending December 31, 2002, the Fund and its Index returned -8.67% and -8.62%, respectively. Most of these losses occurred during July, September and October, which saw the Index return -5.41%, -3.96%, and -5.37%, respectively. Real estate fundamentals continued to deteriorate in the second half of 2002, as the economy exhibited sporadic and lackluster growth. The worst-performing segment was the apartment sector, which declined 10.87% as landlords were forced to offer concessions and decrease rents to lure tenants. Rising unemployment and increasing affordability of single-family homes due to historically low mortgage rates were primarily to blame. The commercial sector's performance also deteriorated during the second half of 2002, with the industrial asset class posting a total return of -3.60% and the office sub-sector posting a total return of -14.0%. Retail was the shining star for REITs, gaining 5%. The nature of the retail sector's long lease contracts, strength in demand (in the form of consumer spending), very little new supply, and economies of scale generated by larger portfolios, all contributed to keep retail earnings strong despite the weakened economy.

Stocks with the largest positive contributions to return during the period included Regency Centers Corp. (0.15%), General Growth Properties, Inc. (0.11%), and Weingarten Realty Investors (0.09%). The biggest detractors to the Fund's performance were Equity Office Properties Trust (-1.19%), Trizec Properties, Inc. (-0.75%), and Apartment Investment & Management Co. (-0.63%). Less than a quarter of the constituents within the Fund were able to post positive contributions over the six-month period.

                             [streetTRACKS semiannual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market.

   PERFORMANCE AS OF DECEMBER 31, 2002

    ---------------------------------------------------------------------------------------------------------------------
                                                                    CUMULATIVE TOTAL RETURN
                                       ----------------------------------------------------------------------------------
                                         NET ASSET        MARKET        WILSHIRE REIT        DOW JONES SMALL CAP INDEX
                                           VALUE          VALUE             INDEX         (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/02              3.26%          3.04%             3.60%                    -16.98%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)      14.49%         14.81%            15.18%                    -13.86%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period April 27, 2001 (commencement of trading on the AMEX) to December 31, 2002.

    ---------------------------------------------------------------------------------------------------------------------
                                                                  AVERAGE ANNUAL TOTAL RETURN
                                       ----------------------------------------------------------------------------------
                                         NET ASSET        MARKET        WILSHIRE REIT        DOW JONES SMALL CAP INDEX
                                           VALUE          VALUE             INDEX         (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/02              3.26%          3.04%             3.60%                    -16.98%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)       8.39%          8.57%             8.78%                     -8.50%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period April 27, 2001 (commencement of trading on the AMEX) to December 31, 2002.

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
       WILSHIRE REIT INDEX FUND

                                                                                                    DOW JONES SMALL CAP INDEX
                                                                                                     (BROAD-BASED COMPARATIVE
                                                                  WILSHIRE REIT INDEX FUND                    INDEX)
                                                                  ------------------------          -------------------------
4/23/01                                                                   10000.00                           10000.00
6/30/01                                                                   11122.00                           11049.00
9/30/01                                                                   10849.00                            8927.00
12/31/01                                                                  11364.00                           10877.00
3/31/02                                                                   12301.00                           11354.00
6/30/02                                                                   12848.00                           10179.00
9/30/02                                                                   11684.00                            8452.00
12/31/02                                                                  11735.00                            9030.00

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2002

    ------------------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        EQUITY OFFICE        EQUITY RESIDENTIAL     SIMON PROPERTY     PROLOGIS            ARCHSTONE-
                          PROPERTIES TRUST                            GROUP, INC.                            SMITH TRUST
    ------------------------------------------------------------------------------------------------------------------------------
      MARKET VALUE        $6,839,774           4,428,210              4,252,140          2,980,023           2,831,391
    ------------------------------------------------------------------------------------------------------------------------------
       % OF               7.86%                5.09                   4.89               3.42                3.25
       NET ASSETS
    ------------------------------------------------------------------------------------------------------------------------------

                                 [streetTRACKS annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

STREETTRACKS MORGAN STANLEY TECHNOLOGY FUND
The streetTRACKS Morgan Stanley Technology Fund (the "Fund") seeks to replicate the total return of the Morgan Stanley Technology Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

For the six months ending December 31, 2002, the Fund and its Index returned -13.55% and -13.07%, respectively. Concerns over the economy, corporate governance, North Korean nuclear proliferation and war with Iraq weighted heavily on the market in 2002. In general, the more volatile small caps underperformed their large cap counterparts, as investors fled to the safety of blue chip issues.

The Electronic Technology sector, the dominant sector in the Index, contributed most significantly to the negative performance, with a return of -19.41% for the period. The Technology Services and Consumer Services sectors were the best performing sectors in the Index, with returns of -3.72% and 3.43%, respectively.

The companies leading the pack in the Index were Yahoo!, Inc., (11%), Tellabs Inc., (17%), Hewlett-Packard Co., (14%), eBay Inc., (10%), and PeopleSoft Inc., (23%), all with double digit positive returns. Dragging the Index down were Motorola Inc., (-41%), Electronic Data Systems Inc., (-50%), and Micron Technology Inc., (-52%), each of which lost nearly half their value during the period.

                                 [streetTRACKS annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market.

   PERFORMANCE AS OF DECEMBER 31, 2002

    ------------------------------------------------------------------------------------------------------------------
                                                                  CUMULATIVE TOTAL RETURN
                                     ---------------------------------------------------------------------------------
                                      NET ASSET      MARKET       MORGAN STANLEY        DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE       TECHNOLOGY INDEX    (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/02         -43.44%      -43.93%          -43.11%                     -23.77%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -69.74%      -69.88%          -69.58%                     -42.59%
       (1)


    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to December 31, 2002.

    ------------------------------------------------------------------------------------------------------------------
                                                                AVERAGE ANNUAL TOTAL RETURN
                                     ---------------------------------------------------------------------------------
                                      NET ASSET      MARKET       MORGAN STANLEY        DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE       TECHNOLOGY INDEX    (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/02         -43.44%      -43.93%          -43.11%                     -23.77%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -41.15%      -41.27%          -41.01%                     -21.82%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to December 31, 2002.

     COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
     MORGAN STANLEY TECHNOLOGY INDEX FUND

                                                                                                    DOW JONES LARGE CAP INDEX
                                                                 MORGAN STANLEY TECHNOLOGY           (BROAD-BASED COMPARATIVE
                                                                         INDEX FUND                           INDEX)
                                                                 -------------------------          -------------------------
9/25/00                                                                   10000.00                           10000.00
9/30/00                                                                    9725.00                            9969.00
12/31/00                                                                   6876.00                            8882.00
3/31/01                                                                    5391.00                            7629.00
6/30/01                                                                    5948.00                            8039.00
9/30/01                                                                    3839.00                            6847.00
12/31/01                                                                   5203.00                            7508.00
3/31/02                                                                    4663.00                            7447.00
6/30/02                                                                    3404.00                            6353.00
9/30/02                                                                    2444.00                            5290.00
12/31/02                                                                   2943.00                            5723.00

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2002

    -----------------------------------------------------------------------------------------------------
       DESCRIPTION        ACCENTURE LTD.     COMPUTER               APPLE        ORACLE     ELECTRONIC
                          BERMUDA            ASSOCIATES,            COMPUTER,    CORP.      DATA SYSTEMS
                                             INTERNATIONAL, INC.    INC.                    CORP.
    -----------------------------------------------------------------------------------------------------
       MARKET VALUE       $934,761           918,324                903,091      896,098    893,542
    ---------------------------------------------------------------------------------------------------------------
       % OF               3.09%              3.04                   2.99         2.96       2.96
       NET ASSETS
    ---------------------------------------------------------------------------------------------------------------

                                 [streetTRACKS annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

STREETTRACKS MORGAN STANLEY INTERNET FUND
The streetTRACKS Morgan Stanley Internet Fund (the "Fund") seeks to replicate the total return of the Morgan Stanley Internet Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

For the six months ending December 31, 2002, the Fund and its Index returned 2.49% and 4.21%, respectively. Concerns over the economy, corporate governance, North Korean nuclear proliferation and war with Iraq weighted heavily on the market in 2002. In general, the more volatile small caps underperformed their large cap counterparts, as investors fled to the safety of blue chip issues.

Technology Services, the Index's largest sector, contributed most significantly to the positive performance, with a return of 19.53%. This was offset somewhat by the underperformance of the Electronic Technology sector, the second biggest sector, which posted returns of -5.75% for this extremely volatile period.

BEA Systems, Inc. (21%), CNET Networks, Inc. (36%), and PeopleSoft, Inc. (23%), led the Index with double-digit positive returns. FreeMarkets, Inc. (-54%), and bankrupt WorldCom, Inc (-85%), contributed most significantly on the downside, both losing more than half of their value during the period.

                                 [streetTRACKS annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market.

   PERFORMANCE AS OF DECEMBER 31, 2002

    --------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET         MORGAN STANLEY          DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE          INTERNET INDEX       (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/02         -43.58%      -44.07%             -42.86%                      -23.77%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -88.47%      -88.55%             -87.95%                      -42.59%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to December 31, 2002.

    --------------------------------------------------------------------------------------------------------------------
                                                                 AVERAGE ANNUAL TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET         MORGAN STANLEY          DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE          INTERNET INDEX       (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/02         -43.58%      -44.07%             -42.86%                      -23.77%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -61.64%      -61.76%             -60.88%                      -21.82%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to December 31, 2002.

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
       MORGAN STANLEY INTERNET INDEX FUND

                                                                                                    DOW JONES LARGE CAP INDEX
                                                               MORGAN STANLEY INTERNET INDEX         (BROAD-BASED COMPARATIVE
                                                                            FUND                              INDEX)
                                                               -----------------------------        -------------------------
9/25/00                                                                   10000.00                           10000.00
9/30/00                                                                    9539.00                            9969.00
12/31/00                                                                   4147.00                            8882.00
3/31/01                                                                    2423.00                            7629.00
6/30/01                                                                    2808.00                            8039.00
9/30/01                                                                    1226.00                            6847.00
12/31/01                                                                   1949.00                            7508.00
3/31/02                                                                    1675.00                            7447.00
6/30/02                                                                    1073.00                            6353.00
9/30/02                                                                     793.00                            5290.00
12/31/02                                                                   1100.00                            5723.00

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2002

    -------------------------------------------------------------------------------------------
       DESCRIPTION   TMP             ORACLE CORP.     WEDMD CORP.      EMC       CISCO
                     WORLDWIDE,                                        CORP.   SYSTEMS,
                     INC.                                                        INC.
    -------------------------------------------------------------------------------------------
       MARKET        $73,108         68,612           68,511           68,123    67,295
       VALUE
    -------------------------------------------------------------------------------------------
       % OF          4.82%           4.52             4.52             4.49      4.44
       NET ASSETS
    -------------------------------------------------------------------------------------------

                                 [streetTRACKS annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

FORTUNE 500(R) INDEX FUND
The FORTUNE 500(R) Index Fund (the "Fund") seeks to replicate the total return of the FORTUNE 500 Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

For the six months ending December 31, 2002, the Fund and its Index returned -10.47% and -10.37%, respectively. Concerns over the economy, corporate governance, North Korean nuclear proliferation and war with Iraq weighted heavily on the market in 2002. In general, the more volatile small caps underperformed their large cap counterparts, as investors fled to the safety of blue chip issues. The S&P 500, similar in size and composition to the FORTUNE 500 Index, returned -10.30% over the same time period.

The Finance sector, the largest sector in the Index, contributed most significantly to negative performance, with a return of -9.78% for the period. The best sector returns for the Index, although still slightly negative at -0.49%, were found in Health Technology.

Health companies Merck & Co., Inc. (12%), Amgen, Inc. (15%), Eli Lilly & Co. (13%), Johnson & Johnson (3%), and Pharmacia Corp. (18%), led the performance within the Index, with all but Johnson & Johnson posting double-digit positive returns. General Electric Co. (-16%), The Home Depot, Inc. (-35%), Exxon Mobil Corp. (-15%), and The Coca-Cola Co. (-22%), led on the downside, as the general health of the U.S. economy floundered in recession.

                                 [streetTRACKS annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market.

   PERFORMANCE AS OF DECEMBER 31, 2002

    ---------------------------------------------------------------------------------------------------------------------
                                                                  CUMULATIVE TOTAL RETURN
                                   --------------------------------------------------------------------------------------
                                      NET ASSET          MARKET         FORTUNE 500(R)             S&P 500 INDEX
                                        VALUE            VALUE              INDEX         (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/02         -21.21%          -21.58%            -21.09%                    -22.10%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -30.94%          -31.44%            -30.68%                    -34.50%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period October 10, 2000 (commencement of trading on the AMEX) to December 31, 2002.

    ---------------------------------------------------------------------------------------------------------------------
                                                                AVERAGE ANNUAL TOTAL RETURN
                                   --------------------------------------------------------------------------------------
                                      NET ASSET          MARKET         FORTUNE 500(R)             S&P 500 INDEX
                                        VALUE            VALUE              INDEX         (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/02         -21.21%          -21.58%            -21.09%                    -22.10%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -15.33%          -15.60%            -15.19%                    -17.32%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period October 10, 2000 (commencement of trading on the AMEX) to December 31, 2002.

     COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
     FORTUNE 500(R) INDEX FUND

                                                                                                    S&P 500 INDEX (BROAD-BASED
                                                                 FORTUNE 500(R) INDEX FUND              COMPARATIVE INDEX)
                                                                 -------------------------          --------------------------
10/4/00                                                                   10000.00                           10000.00
12/31/00                                                                   9467.00                            9230.00
3/31/01                                                                    8516.00                            8135.00
6/30/01                                                                    8978.00                            8612.00
9/30/01                                                                    7763.00                            7348.00
12/31/01                                                                   8498.00                            8133.00
3/31/02                                                                    8562.00                            8155.00
6/30/02                                                                    7480.00                            7063.00
9/30/02                                                                    6228.00                            5843.00
12/31/02                                                                   6696.00                            6336.00

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2002

    ---------------------------------------------------------------------------------------------------------------
       DESCRIPTION        MICROSOFT         GENERAL          EXXON MOBIL      WAL-MART         PFIZER,
                          CORP.             ELECTRIC CO.     CORP.            STORES, INC.     INC.
    ---------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $3,070,877        2,691,917        2,611,870        2,481,607        2,092,578
    ---------------------------------------------------------------------------------------------------------------
       % OF               3.71%             3.26             3.16             3.00             2.53
       NET ASSETS
    ---------------------------------------------------------------------------------------------------------------

                                 [streetTRACKS annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

FORTUNE e-50(TM) INDEX FUND
The FORTUNE e-50(TM) Index Fund (the "Fund") seeks to replicate the total return of the FORTUNE e-50 Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

For the six months ending December 31, 2002, the Fund and its Index returned -4.77% and -4.58%, respectively. Concerns over the economy, corporate governance, North Korean nuclear proliferation and war with Iraq weighted heavily on the market in 2002. In general, the more volatile small caps underperformed their large cap counterparts, as investors fled to the safety of blue chip issues.

The top performing Technology Services and Consumer Services sectors, which combined comprise more than half the weight of the Index, posted near break even returns for the period. In contrast, the Electronic Technology sector, which makes up nearly a third of the Index, delivered a return of -4.97%.

Oracle Corp. (14%), eBay, Inc. (10%), and Yahoo!, Inc. (11%), each posted double digit gains in the period to help boost the overall return. Chip and hardware heavyweights Texas Instruments, Inc. (-37%), Cisco Systems, Inc. (-6%), and Intel Corp. (-15%), on the other hand, dragged the Index down with moderate losses.

                                 [streetTRACKS annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market.

   PERFORMANCE AS OF DECEMBER 31, 2002

    ------------------------------------------------------------------------------------------------------------------
                                                                  CUMULATIVE TOTAL RETURN
                                     ---------------------------------------------------------------------------------
                                      NET ASSET      MARKET      FORTUNE e-50(TM)       DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE            INDEX          (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/02         -40.02%      -40.74%          -39.84%                     -23.77%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -74.20%      -74.53%          -74.08%                     -40.16%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period October 10, 2000 (commencement of trading on the AMEX) to December 31, 2002.

    ------------------------------------------------------------------------------------------------------------------
                                                                AVERAGE ANNUAL TOTAL RETURN
                                     ---------------------------------------------------------------------------------
                                      NET ASSET      MARKET      FORTUNE e-50(TM)       DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE            INDEX          (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/02         -40.02%      -40.74%          -39.84%                     -23.77%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -45.61%      -45.93%          -45.50%                     -20.61%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period October 10, 2000 (commencement of trading on the AMEX) to December 31, 2002.

     COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
     FORTUNE e-50(TM) INDEX FUND

                                                                                                    DOW JONES LARGE CAP INDEX
                                                                                                     (BROAD-BASED COMPARATIVE
                                                                FORTUNE E-50(TM) INDEX FUND                   INDEX)
                                                                ---------------------------         -------------------------
10/4/00                                                                   10000.00                           10000.00
12/31/00                                                                   5885.00                            8937.00
3/31/01                                                                    4128.00                            7676.00
6/30/01                                                                    4780.00                            8089.00
9/30/01                                                                    3059.00                            6890.00
12/31/01                                                                   4002.00                            7554.00
3/31/02                                                                    3584.00                            7494.00
6/30/02                                                                    2521.00                            6393.00
9/30/02                                                                    1949.00                            5322.00
12/31/02                                                                   2401.00                            5759.00

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2002

    --------------------------------------------------------------------------------------------------------
       DESCRIPTION        CISCO             ORACLE        INTEL         EBAY,         USA
                          SYSTEMS, INC.     CORP.         CORP.         INC.          INTERACTIVE
    --------------------------------------------------------------------------------------------------------
      MARKET VALUE        $439,610          318,838       287,048       286,539       268,851
    --------------------------------------------------------------------------------------------------------
       % OF               8.67%             6.29          5.66          5.65          5.30
       NET ASSETS
    --------------------------------------------------------------------------------------------------------

STREETTRACKS DOW JONES U.S. LARGE CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
COMMON STOCKS -- 100.1%
AIRLINES -- 0.4%
Southwest Airlines Co. ................     3,939  $    54,752
                                                   -----------
BANKS (MAJOR REGIONAL) -- 1.1%
Fifth Third Bancorp....................     2,755      161,305
                                                   -----------
BEVERAGES (NON-ALCOHOLIC) -- 4.1%
Coca-Cola Enterprises, Inc. ...........     1,326       28,801
The Coca-Cola Co. .....................    12,880      564,401
                                                   -----------
                                                       593,202
                                                   -----------
BIOTECHNOLOGY -- 2.5%
Amgen, Inc. (a)........................     6,657      321,799
MedImmune, Inc. (a)....................     1,417       38,500
                                                   -----------
                                                       360,299
                                                   -----------
BROADCASTING (TV, RADIO & CABLE) -- 4.4%
Clear Channel Communications, Inc.
  (a)..................................     3,154      117,613
Comcast Corp. (Class A)................     7,656      180,452
Comcast Corp. (Class A) Special........     5,233      118,213
Cox Communications, Inc. (Class A)
  (a)..................................     1,109       31,496
General Motors Corp. (Class H) (a).....     4,001       42,811
Liberty Media Corp. (Class A) (a)......    13,411      119,894
USA Interactive (a)....................     1,533       35,136
                                                   -----------
                                                       645,615
                                                   -----------
CELLULAR/WIRELESS TELECOMMUNICATIONS -- 0.9%
AT&T Wireless Services, Inc. (a).......    12,655       71,501
Nextel Communications, Inc. (Class A)
  (a)..................................     4,717       54,481
                                                   -----------
                                                       125,982
                                                   -----------
COMMUNICATIONS EQUIPMENT -- 1.1%
QUALCOMM, Inc. (a).....................     4,448      161,863
                                                   -----------
COMPUTERS & BUSINESS EQUIPMENT -- 0.3%
KLA-Tencor Corp. (a)...................     1,066       37,704
                                                   -----------
COMPUTERS (HARDWARE) -- 2.7%
Dell Computer Corp. (a)................    12,895      344,812
Sun Microsystems, Inc. (a).............    17,598       54,730
                                                   -----------
                                                       399,542
                                                   -----------
COMPUTERS (NETWORKING) -- 3.7%
Cisco Systems, Inc. (a)................    40,824      534,794
                                                   -----------
COMPUTERS (PERIPHERALS) -- 0.5%
EMC Corp. (a)..........................    12,429       76,314
                                                   -----------
COMPUTER SOFTWARE/SERVICES -- 12.1%
eBay, Inc. (a).........................     1,166       79,078
Intuit, Inc. (a).......................     1,064       49,923
Microsoft Corp. (a)....................    26,064    1,347,509
Oracle Corp. (a).......................    23,099      249,469
VERITAS Software Corp. (a).............     2,319       36,223
                                                   -----------
                                                     1,762,202
                                                   -----------
COSMETICS & TOILETRIES -- 0.5%
Avon Products, Inc. ...................     1,329       71,593
                                                   -----------
DISTRIBUTORS (FOOD & HEALTH) -- 1.0%
Cardinal Health, Inc. .................     2,569      152,059
                                                   -----------
ELECTRICAL EQUIPMENT -- 9.4%
General Electric Co. ..................    56,217    1,368,884
                                                   -----------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
ELECTRONICS (INSTRUMENT) -- 0.3%
Agilent Technologies, Inc. (a).........     2,414  $    43,355
                                                   -----------
ELECTRONICS (SEMICONDUCTORS) -- 6.6%
Analog Devices, Inc. (a)...............     2,066       49,316
Intel Corp. ...........................    37,659      586,351
Linear Technology Corp. ...............     1,763       45,344
Maxim Integrated Products, Inc. (a)....     1,810       59,802
Micron Technology, Inc. (a)............     3,123       30,418
Texas Instruments, Inc. ...............     9,793      146,993
Xilinx, Inc. (a).......................     1,905       39,243
                                                   -----------
                                                       957,467
                                                   -----------
ENTERTAINMENT -- 5.1%
AOL Time Warner, Inc. (a)..............    24,251      317,688
Harley-Davidson, Inc. .................     1,708       78,910
Viacom, Inc. (Class B) (a).............     8,603      350,658
                                                   -----------
                                                       747,256
                                                   -----------
EQUIPMENT (SEMICONDUCTORS) -- 0.8%
Applied Materials, Inc. (a)............     9,295      121,114
                                                   -----------
FINANCIAL (DIVERSIFIED) -- 0.6%
SLM Corp. .............................       868       90,151
                                                   -----------
HEALTH CARE (DRUGS/PHARMACEUTICALS) -- 8.3%
Forest Laboratories, Inc. (a)..........     1,016       99,791
Genentech, Inc. (a)....................     1,210       40,124
Pfizer, Inc. ..........................    34,818    1,064,386
                                                   -----------
                                                     1,204,301
                                                   -----------
HEALTH CARE (MANAGED CARE) -- 1.0%
UnitedHealth Group, Inc. ..............     1,714      143,119
                                                   -----------
HEALTH CARE (MEDICAL PRODUCTS/SUPPLIES) -- 3.4%
Boston Scientific Corp. ...............     1,647       70,031
Guidant Corp. (a)......................     1,727       53,278
Medtronic, Inc. .......................     6,864      312,998
Stryker Corp. .........................       774       51,951
                                                   -----------
                                                       488,258
                                                   -----------
HOUSEHOLD PRODUCTS (NON-DURABLE) -- 4.3%
The Procter & Gamble Co. ..............     7,341      630,886
                                                   -----------
INSURANCE (MULTI-LINE) -- 5.1%
American International Group, Inc. ....    12,947      748,984
                                                   -----------
INVESTMENT BANKING/BROKERAGE -- 1.1%
The Charles Schwab Corp. ..............     5,777       62,681
The Goldman Sachs Group, Inc. .........     1,362       92,752
                                                   -----------
                                                       155,433
                                                   -----------
MANUFACTURING (DIVERSIFIED) -- 2.2%
3M Co. ................................     2,204      271,753
Danaher Corp. .........................       632       41,523
                                                   -----------
                                                       313,276
                                                   -----------
METALS MINING -- 0.4%
Newmont Mining Corp. (Holding Co.).....     1,992       57,828
                                                   -----------
OIL & GAS (DRILLING & EQUIPMENT) -- 0.3%
Transocean, Inc. ......................     1,804       41,853
                                                   -----------
PUBLISHING -- 0.5%
The McGraw-Hill Cos., Inc. ............     1,093       66,061
                                                   -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. LARGE CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
RETAIL (BUILDING SUPPLIES) -- 3.2%
Lowe's Cos., Inc. .....................     3,984  $   149,400
The Home Depot, Inc. ..................    13,141      314,858
                                                   -----------
                                                       464,258
                                                   -----------
RETAIL (COMPUTERS & ELECTRONICS) -- 0.2%
Best Buy Co., Inc. (a).................     1,499       36,201
                                                   -----------
RETAIL (DEPARTMENT STORES) -- 0.6%
Kohl's Corp. (a).......................     1,697       94,947
                                                   -----------
RETAIL (GENERAL MERCHANDISING CHAIN) -- 6.3%
Target Corp. ..........................     4,644      139,320
Wal-Mart Stores, Inc. .................    15,403      778,006
                                                   -----------
                                                       917,326
                                                   -----------
RETAIL (SPECIALTY) -- 0.4%
Bed Bath & Beyond Inc. ................     1,653       57,078
                                                   -----------
RETAIL (SPECIALTY APPAREL) -- 0.8%
The Gap, Inc. .........................     3,629       56,322
The TJX Cos., Inc. ....................     2,985       58,267
                                                   -----------
                                                       114,589
                                                   -----------
RETAIL STORES (DRUG STORE) -- 1.2%
Walgreen Co. ..........................     5,788      168,952
                                                   -----------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
SERVICES (DATA PROCESSING) -- 0.7%
Concord EFS, Inc. (a)..................     2,874  $    45,237
Paychex, Inc. .........................     1,893       52,814
                                                   -----------
                                                        98,051
                                                   -----------
TELEPHONE (LONG DISTANCE) -- 0.8%
AT&T Corp. ............................     4,346      113,474
                                                   -----------
TRUCKING -- 1.2%
United Parcel Service, Inc. (Class
  B)...................................     2,658      167,667
                                                   -----------
TOTAL COMMON STOCKS --
  (Cost $18,403,077)...................             14,547,995
                                                   -----------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class Prime
  Fund (Cost $18,038)..................    18,038       18,038
                                                   -----------
TOTAL INVESTMENTS -- 100.2% (Cost
  $18,421,115).........................             14,566,033
OTHER ASSETS AND
  LIABILITIES -- (0.2)%................                (28,669)
                                                   -----------
NET ASSETS -- 100.0%...................            $14,537,364
                                                   ===========

(a) Non-income producing security

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. LARGE CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
COMMON STOCKS -- 100.4%
AEROSPACE/DEFENSE -- 1.1%
General Dynamics Corp. ................     1,344   $   106,674
The Boeing Co. ........................     5,177       170,789
                                                    -----------
                                                        277,463
                                                    -----------
AIR FREIGHT -- 0.4%
FedEx Corp. ...........................     2,008       108,874
                                                    -----------
ALUMINUM -- 0.6%
Alcoa, Inc. ...........................     6,122       139,459
                                                    -----------
AUTOMOBILES -- 1.0%
Ford Motor Co. ........................    12,706       118,166
General Motors Corp. ..................     3,831       141,210
                                                    -----------
                                                        259,376
                                                    -----------
BANKS (MAJOR REGIONAL) -- 8.7%
Bank One Corp. ........................     8,435       308,299
BB&T Corp. ............................     3,454       127,764
Comerica, Inc. ........................     1,268        54,828
FleetBoston Financial Corp. ...........     7,597       184,607
KeyCorp................................     3,094        77,783
Mellon Financial Corp. ................     3,156        82,403
National City Corp. ...................     4,437       121,219
Northern Trust Corp. ..................     1,389        48,685
PNC Financial Services Group...........     2,061        86,356
SunTrust Banks, Inc. ..................     1,783       101,488
The Bank of New York Co., Inc. ........     5,223       125,143
U.S. Bancorp...........................    13,868       294,279
Wells Fargo & Co. .....................    12,250       574,158
                                                    -----------
                                                      2,187,012
                                                    -----------
BANKS (MONEY CENTER) -- 4.4%
Bank of America Corp. .................    10,837       753,930
Wachovia Corp. ........................     9,880       360,027
                                                    -----------
                                                      1,113,957
                                                    -----------
BEVERAGES (ALCOHOLIC) -- 1.2%
Anheuser-Busch Cos., Inc. .............     6,219       301,000
                                                    -----------
BEVERAGES (NON-ALCOHOLIC) -- 2.1%
PepsiCo, Inc. .........................    12,505       527,961
                                                    -----------
BUILDING MATERIALS GROUP -- 0.3%
Masco Corp. ...........................     3,572        75,191
                                                    -----------
CHEMICALS -- 2.3%
Air Products & Chemicals, Inc. ........     1,648        70,452
E. I. du Pont de Nemours & Co. ........     7,195       305,068
The Dow Chemical Co. ..................     6,603       196,109
                                                    -----------
                                                        571,629
                                                    -----------
CHEMICALS (DIVERSIFIED) -- 0.2%
PPG Industries, Inc. ..................     1,229        61,634
                                                    -----------
COMPUTERS (HARDWARE) -- 5.1%
Hewlett-Packard Co. ...................    19,917       345,759
International Business Machines
  Corp. ...............................    12,248       949,220
                                                    -----------
                                                      1,294,979
                                                    -----------
CONSUMER FINANCE -- 1.0%
Household International, Inc. .........     3,416        94,999
MBNA Corp. ............................     8,194       155,850
                                                    -----------
                                                        250,849
                                                    -----------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
ELECTRIC COMPANIES -- 3.4%
American Electric Power Co., Inc. .....     2,424   $    66,248
Dominion Resources, Inc. ..............     2,188       120,121
Duke Energy Corp. .....................     6,388       124,822
Entergy Corp. .........................     1,607        73,263
Exelon Corp. ..........................     2,341       123,535
FirstEnergy Corp. .....................     2,159        71,182
FPL Group, Inc. .......................     1,321        79,432
Progress Energy, Inc. .................     1,430        61,990
The Southern Co. ......................     5,097       144,704
                                                    -----------
                                                        865,297
                                                    -----------
ELECTRICAL EQUIPMENT -- 0.6%
Emerson Electric Co. ..................     3,055       155,347
                                                    -----------
ELECTRONICS (DEFENSE) -- 0.4%
Raytheon Co. ..........................     2,922        89,852
                                                    -----------
ENTERTAINMENT -- 1.0%
The Walt Disney Co. ...................    14,789       241,209
                                                    -----------
FINANCIAL (DIVERSIFIED) -- 12.1%
American Express Co. ..................     8,456       298,920
Citigroup, Inc. .......................    36,613     1,288,411
Equity Office Properties Trust.........     2,790        69,694
Fannie Mae.............................     7,179       461,825
Freddie Mac............................     5,011       295,900
J.P. Morgan Chase & Co. ...............    14,436       346,464
Morgan Stanley.........................     7,197       287,304
                                                    -----------
                                                      3,048,518
                                                    -----------
FOODS -- 2.1%
Campbell Soup Co. .....................     1,844        43,279
ConAgra Foods, Inc. ...................     3,895        97,414
General Mills, Inc. ...................     2,667       125,216
H.J. Heinz Co. ........................     2,545        83,654
Kellogg Co. ...........................     1,716        58,807
Sara Lee Corp. ........................     5,607       126,195
                                                    -----------
                                                        534,565
                                                    -----------
HEALTH CARE (DIVERSIFIED) -- 7.6%
Abbott Laboratories....................    10,604       424,160
Bristol-Myers Squibb Co. ..............    14,013       324,401
Johnson & Johnson......................    21,505     1,155,033
                                                    -----------
                                                      1,903,594
                                                    -----------
HEALTH CARE (DRUGS/PHARMACEUTICALS) -- 9.3%
Eli Lilly & Co. .......................     6,943       440,881
Merck & Co., Inc. .....................    16,261       920,535
Pharmacia Corp. .......................     9,331       390,036
Schering-Plough Corp. .................    10,627       235,919
Wyeth..................................     9,596       358,890
                                                    -----------
                                                      2,346,261
                                                    -----------
HEALTH CARE (MEDICAL PRODUCTS/SUPPLIES) -- 0.5%
Baxter International, Inc. ............     4,336       121,408
                                                    -----------
HOUSEHOLD PRODUCTS (NON-DURABLE) -- 0.7%
Kimberly-Clark Corp. ..................     3,721       176,636
                                                    -----------
INSURANCE BROKERS -- 0.7%
Marsh & McLennan Cos., Inc. ...........     3,885       179,526
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. LARGE CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
INSURANCE (LIFE/HEALTH) -- 1.2%
AFLAC, Inc. ...........................     3,751   $   112,980
John Hancock Financial Services,
  Inc. ................................     2,105        58,730
MetLife, Inc. .........................     2,156        58,298
The Principal Financial Group, Inc.
  (a)..................................     2,085        62,821
                                                    -----------
                                                        292,829
                                                    -----------
INSURANCE (MULTI-LINE) -- 0.5%
Loews Corp. ...........................       983        43,704
The Hartford Financial Services Group,
  Inc. ................................     1,842        83,682
                                                    -----------
                                                        127,386
                                                    -----------
INSURANCE (PROPERTY/CASUALTY) -- 1.6%
The Allstate Corp. ....................     4,758       175,999
The Chubb Corp. .......................     1,246        65,041
Travelers Property Casualty Corp. Class
  A....................................     3,264        47,818
Travelers Property Casualty Corp. Class
  B....................................     3,264        47,818
Xl Capital Ltd. Class A................       985        76,091
                                                    -----------
                                                        412,766
                                                    -----------
INVESTMENT BANKING/BROKERAGE -- 0.9%
Merrill Lynch & Co., Inc. .............     5,910       224,284
                                                    -----------
LEISURE TIME (PRODUCTS) -- 0.3%
Carnival Corp. ........................     2,595        64,745
                                                    -----------
MACHINERY (DIVERSIFIED) -- 0.5%
Caterpillar, Inc. .....................     2,496       114,117
                                                    -----------
MANUFACTURING (DIVERSIFIED) -- 2.4%
Honeywell International, Inc. .........     5,932       142,368
Tyco International Ltd. ...............    14,458       246,942
United Technologies Corp. .............     3,419       211,773
                                                    -----------
                                                        601,083
                                                    -----------
OFFICE EQUIPMENT & SUPPLIES -- 0.2%
Pitney Bowes, Inc. ....................     1,729        56,469
                                                    -----------
OIL (DOMESTIC INTEGRATED) -- 0.3%
Occidental Petroleum Corp. ............     2,730        77,669
                                                    -----------
OIL (INTERNATIONAL INTEGRATED) -- 9.7%
ChevronTexaco Corp. ...................     7,723       513,425
ConocoPhillips.........................     4,641       224,578
Exxon Mobil Corp. .....................    48,720     1,702,277
                                                    -----------
                                                      2,440,280
                                                    -----------
PAPER & FOREST PRODUCTS -- 0.8%
International Paper Co. ...............     3,180       111,205
Weyerhaeuser Co. ......................     1,588        78,145
                                                    -----------
                                                        189,350
                                                    -----------
PERSONAL CARE -- 0.8%
The Gillette Co. ......................     6,961       211,336
                                                    -----------
PHOTOGRAPHY/IMAGING -- 0.3%
Eastman Kodak Co. .....................     2,116        74,145
                                                    -----------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
RAILROADS -- 0.7%
Burlington Northern Santa Fe Corp. ....     2,760   $    71,788
Union Pacific Corp. ...................     1,834       109,801
                                                    -----------
                                                        181,589
                                                    -----------
RESTAURANTS -- 0.6%
McDonald's Corp. ......................     9,175       147,534
                                                    -----------
RETAIL (GENERAL MERCHANDISING CHAIN) -- 0.2%
Sears, Roebuck & Co. ..................     2,291        54,869
                                                    -----------
RETAIL STORES (DRUG STORE) -- 0.3%
CVS Corp. .............................     2,847        71,090
                                                    -----------
RETAIL STORES (FOOD CHAINS) -- 0.5%
Albertson's, Inc. .....................     2,742        61,037
Safeway, Inc. (a)......................     3,249        75,897
                                                    -----------
                                                        136,934
                                                    -----------
SAVINGS & LOAN COMPANIES -- 1.2%
Golden West Financial Corp. ...........       956        68,650
Washington Mutual, Inc. ...............     6,884       237,705
                                                    -----------
                                                        306,355
                                                    -----------
TELEPHONE -- 7.4%
ALLTEL Corp. ..........................     2,136       108,936
BellSouth Corp. .......................    13,478       348,676
SBC Communications, Inc. ..............    24,041       651,751
Verizon Communications, Inc. ..........    19,724       764,305
                                                    -----------
                                                      1,873,668
                                                    -----------
TELEPHONE (LONG DISTANCE) -- 0.4%
Sprint Corp. ..........................     6,475        93,758
                                                    -----------
TOBACCO -- 2.4%
Philip Morris Cos., Inc. ..............    14,978       607,058
                                                    -----------
WASTE MANAGEMENT -- 0.4%
Waste Management, Inc. ................     4,436       101,673
                                                    -----------
TOTAL COMMON STOCKS -- (Cost
  $31,961,037).........................              25,292,584
                                                    -----------
SHORT TERM INVESTMENTS -- 0.0% '
MONEY MARKET FUND -- 0.0% '
AIM Short Term Investment Class Prime
  Fund (Cost $7,647)...................     7,647         7,647
                                                    -----------
TOTAL INVESTMENTS -- 100.4% (Cost
  $31,968,684).........................              25,300,231
OTHER ASSETS AND LIABILITIES --
  (0.4)%...............................                (104,153)
                                                    -----------
NET ASSETS -- 100.0%...................             $25,196,078
                                                    ===========

(a) Non-income producing security

 '  Amount is less than 0.1%.

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
COMMON STOCKS -- 99.8%
AEROSPACE/DEFENSE -- 1.2%
Alliant Techsystems, Inc. (a)...........    3,126   $   194,906
                                                    -----------
AIRLINES -- 0.9%
Continental Airlines, Inc. (Class B)
  (a)...................................    5,399        39,143
Northwest Airlines Corp. (Class A)
  (a)...................................    5,527        40,568
SkyWest, Inc. ..........................    4,729        61,808
                                                    -----------
                                                        141,519
                                                    -----------
AUTO PARTS & EQUIPMENT -- 1.7%
Gentex Corp. (a)........................    6,313       199,743
Superior Industries International,
  Inc. .................................    1,677        69,361
                                                    -----------
                                                        269,104
                                                    -----------
BANKS (REGIONAL) -- 2.7%
East West Bancorp, Inc. ................    1,852        66,820
Investors Financial Services Corp. .....    5,292       144,948
Silicon Valley Bancshares (a)...........    3,507        64,003
Southwest Bancorporation of Texas, Inc.
  (a)...................................    2,641        76,087
UCBH Holdings, Inc. ....................    1,620        68,769
                                                    -----------
                                                        420,627
                                                    -----------
BEVERAGES (ALCOHOLIC) -- 1.0%
Constellation Brands, Inc. (Class A)
  (a)...................................    6,494       153,973
                                                    -----------
BIOTECHNOLOGY -- 4.9%
Abgenix, Inc. (a).......................    6,334        46,682
Alexion Pharmaceuticals, Inc. (a).......    1,468        20,728
Applera Corp -- Celera Genomics Group
  (a)...................................    5,865        56,011
Biosite, Inc. (a).......................    1,219        41,470
Cell Genesys, Inc. (a)..................    3,005        33,509
CV Therapeutics, Inc. (a)...............    2,096        38,189
Enzon, Inc. (a).........................    3,548        59,322
Gene Logic, Inc. (a)....................    2,179        13,706
Immunomedics, Inc. .....................    3,404        15,726
Incyte Genomics, Inc. (a)...............    5,114        23,320
Myriad Genetics, Inc. (a)...............    2,066        30,164
NPS Pharmaceuticals, Inc. (a)...........    2,817        70,904
OSI Pharmaceuticals, Inc. (a)...........    3,022        49,561
Protein Design Labs, Inc. (a)...........    7,293        61,990
Regeneron Pharmaceuticals, Inc. (a).....    2,396        44,350
SangStat Medical Corp. (a)..............    2,149        24,284
SuperGen, Inc. (a)......................    2,534         9,198
Transkaryotic Therapies, Inc. (a).......    2,532        25,067
Trimeris, Inc. (a)......................    1,768        76,183
XOMA Ltd. (a)...........................    5,703        24,124
                                                    -----------
                                                        764,488
                                                    -----------
BROADCASTING (TV, RADIO & CABLE) -- 1.4%
Charter Communications, Inc. (a)........   24,089        28,425
Cox Radio, Inc. (Class A) (a)...........    3,163        72,148
Insight Communications Co., Inc. (Class
  A) (a)................................    4,166        51,575
Sinclair Broadcast Group, Inc. (a)......    2,794        32,494
UnitedGlobalCom, Inc. (Class A) (a).....    8,389        20,134
Young Broadcasting, Inc. (Class A)
  (a)...................................    1,412        18,596
                                                    -----------
                                                        223,372
                                                    -----------
CELLULAR/WIRELESS TELECOMMUNICATIONS -- 1.0%
Nextel Partners, Inc. (Class A) (a).....    8,687        52,730
Powerwave Technologies, Inc. (a)........    5,315        28,701

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
Triton PCS Holdings, Inc. (Class A)
  (a)...................................    4,817   $    18,931
United States Cellular Corp. (a)........    1,241        31,050
Western Wireless Corp. (a)..............    5,532        29,319
                                                    -----------
                                                        160,731
                                                    -----------
CHEMICALS (SPECIALTY) -- 0.6%
Cabot Microelectronics Corp. ...........    1,993        94,070
                                                    -----------
COMMUNICATIONS EQUIPMENT -- 1.7%
Finisar Corp. ..........................   12,079        11,475
Harmonic, Inc. (a)......................    4,809        11,061
Inter-Tel, Inc. ........................    1,585        33,142
Sycamore Networks, Inc. (a).............   15,120        43,697
Tekelec (a).............................    3,982        41,612
UTStarcom, Inc. (a).....................    6,021       119,396
                                                    -----------
                                                        260,383
                                                    -----------
COMPUTERS & BUSINESS EQUIPMENT -- 0.5%
Lattice Semiconductor Corp. ............    8,756        76,790
                                                    -----------
COMPUTERS (HARDWARE) -- 1.4%
Computer Network Technology Corp. (a)...    2,195        15,585
Concurrent Computer Corp. (a)...........    5,013        14,437
Echelon Corp. (a).......................    2,821        31,623
McDATA Corp. (Class A) (a)..............    6,772        48,081
McDATA Corp. (Class B) (a)..............    1,660        11,670
National Instruments Corp. (a)..........    2,797        90,875
                                                    -----------
                                                        212,271
                                                    -----------
COMPUTERS (NETWORKING) -- 0.2%
Extreme Networks, Inc. .................    9,383        30,682
                                                    -----------
COMPUTERS (PERIPHERALS) -- 2.5%
Advanced Digital Information Corp.
  (a)...................................    5,072        34,033
M-Systems Flash Disk Pioneers, Ltd.
  (a)...................................    1,979        14,467
Maxtor Corp. (a)........................   19,860       100,492
MICROS Systems, Inc. (a)................    1,415        31,724
SanDisk Corp. (a).......................    5,675       115,203
Western Digital Corp. (a)...............   15,914       101,690
                                                    -----------
                                                        397,609
                                                    -----------
COMPUTER SOFTWARE/SERVICES -- 10.0%
Acuate Corp. (a)........................    4,512         7,986
Agile Software Corp. (a)................    4,052        31,362
Ariba, Inc. (a).........................   20,225        50,158
CheckFree Corp. (a).....................    5,570        89,126
CNET Networks, Inc. (a).................   10,489        28,425
Dendrite International, Inc. (a)........    2,953        22,059
Documentum, Inc. (a)....................    3,293        51,568
E.piphany, Inc. (a).....................    5,876        24,503
Earthlink, Inc. (a).....................   10,525        57,361
Entrust, Inc. (a).......................    3,948        13,265
F5 Networks, Inc. (a)...................    1,517        16,293
Foundry Networks, Inc. (a)..............    8,148        57,362
Hyperion Solutions Corp. (a)............    2,796        71,773
Informatica Corp. (a)...................    6,389        36,801
Internet Security Systems, Inc. (a).....    3,612        66,208
Interwoven, Inc. (a)....................    8,504        22,110
Keynote Systems, Inc. (a)...............    1,956        15,100
Legato Systems, Inc. (a)................    9,543        48,001
Liberate Technologies, Inc. (a).........    5,878         8,406
Macromedia, Inc. (a)....................    4,956        52,781
Macrovision Corp. (a)...................    3,445        55,258

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
MatrixOne, Inc. (a).....................    3,785   $    16,276
Micromuse, Inc. (a).....................    6,049        23,107
MRO Software, Inc. (a)..................    1,564        18,995
Multex.com, Inc. (a)....................    2,481        10,420
NetIQ Corp. (a).........................    4,246        52,438
Overture Services, Inc. (a).............    4,231       115,549
Packeteer, Inc. (a).....................    2,294        15,737
PC-Tel, Inc. (a)........................    1,633        11,072
Perot Systems Corp. (Class A) (a).......    5,972        64,020
Priceline.com, Inc. (a).................    7,937        12,699
Quest Software, Inc. (a)................    2,912        30,023
RadiSys Corp. (a).......................    1,290        10,294
RealNetworks, Inc. (a)..................    8,588        32,720
Red Hat, Inc. (a).......................   11,191        66,139
Retek, Inc. (a).........................    4,256        11,576
S1 Corp. (a)............................    5,272        23,513
SERENA Software, Inc. (a)...............    1,669        26,354
StorageNetworks, Inc. (a)...............    7,422         8,610
THQ, Inc. (a)...........................    3,208        42,506
TIBCO Software, Inc. (a)................    6,692        41,357
Verity, Inc. (a)........................    2,660        35,620
Vignette Corp. (a)......................   20,406        25,038
WatchGuard Technologies, Inc. (a).......    2,242        14,306
webMethods, Inc. (a)....................    4,018        33,028
                                                    -----------
                                                      1,567,303
                                                    -----------
CONSUMER (JEWELRY/NOVELTIES) -- 0.8%
Blyth, Inc. ............................    2,814        75,303
Fossil, Inc. (a)........................    2,091        42,531
                                                    -----------
                                                        117,834
                                                    -----------
DISTRIBUTORS (FOOD & HEALTH) -- 2.1%
Performance Food Group Co. (a)..........    3,706       125,852
Priority Healthcare Corp. (Class B)
  (a)...................................    3,024        70,157
Scios, Inc. (a).........................    3,845       125,270
                                                    -----------
                                                        321,279
                                                    -----------
ELECTRICAL EQUIPMENT -- 1.3%
C&D Technologies, Inc. .................    2,142        37,849
C-COR.net Corp. (a).....................    2,954         9,807
Plexus Corp. (a)........................    3,395        29,808
Plug Power, Inc. (a)....................    1,927         8,652
Power-One, Inc. (a).....................    5,808        32,932
Technitrol, Inc. .......................    3,056        49,324
Three-Five Systems, Inc. (a)............    1,753        11,307
Veeco Instruments, Inc. (a).............    2,066        23,883
                                                    -----------
                                                        203,562
                                                    -----------
ELECTRONICS (COMPONENT DISTRIBUTION) -- 0.9%
Amphenol Corp. (a)......................    1,750        66,500
Varian Inc. (a).........................    2,792        80,103
                                                    -----------
                                                        146,603
                                                    -----------
ELECTRONICS (DEFENSE) -- 0.2%
Aeroflex, Inc. (a)......................    4,859        33,527
                                                    -----------
ELECTRONICS (INSTRUMENT) -- 0.6%
Molecular Devices Corp. (a).............    1,261        20,769
Newport Corp. (a).......................    3,205        40,255
Trimble Navigation, Ltd. (a)............    2,388        29,826
                                                    -----------
                                                         90,850
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
ELECTRONICS (SEMICONDUCTORS) -- 5.2%
Amkor Technology, Inc. (a)..............    7,177   $    34,163
Conexant Systems, Inc. (a)..............   21,533        34,668
Credence Systems Corp. (a)..............    4,806        44,840
Cypress Semiconductor Corp. (a).........   10,047        57,469
DSP Group, Inc. (a).....................    2,263        35,801
GlobespanVirata, Inc. (a)...............    8,667        38,221
Integrated Circuit Systems, Inc. (a)....    4,678        85,373
Kopin Corp. (a).........................    5,651        22,152
Micrel Inc. ............................    5,451        48,950
New Focus, Inc. (a).....................    5,058        19,423
Semtech Corp. (a).......................    6,056        66,132
Silicon Image, Inc. (a).................    5,239        31,434
Silicon Laboratories, Inc. (a)..........    2,632        50,219
Silicon Storage Technology, Inc. (a)....    6,845        27,654
Skyworks Solutions, Inc. (a)............   11,341        97,759
Transmeta Corp. (a).....................    8,241         9,642
Triquint Semiconductor, Inc. ...........    9,906        42,001
Vitesse Semiconductor Corp. ............   16,321        35,661
Zoran Corp. (a).........................    2,271        31,953
                                                    -----------
                                                        813,515
                                                    -----------
ENGINEERING & CONSTRUCTION -- 0.7%
Dycom Industries, Inc. (a)..............    3,962        52,497
EMCOR Group, Inc. (a)...................    1,227        65,043
                                                    -----------
                                                        117,540
                                                    -----------
EQUIPMENT (SEMICONDUCTORS) -- 0.9%
Asyst Technologies, Inc. (a)............    3,099        22,778
Cymer, Inc. (a).........................    2,810        90,622
LTX Corp. (a)...........................    3,936        23,734
                                                    -----------
                                                        137,134
                                                    -----------
FINANCIAL (DIVERSIFIED) -- 2.2%
Ameritrade Holding Corp. New............   35,716       202,153
Markel Corp. (a)........................      698       143,439
                                                    -----------
                                                        345,592
                                                    -----------
FOODS -- 1.3%
American Italian Pasta Co. (Class A)
  (a)...................................    1,486        53,466
Dreyer's Grand Ice Cream, Inc. .........    1,596       113,252
Hain Celestial Group, Inc. (a)..........    2,235        33,972
                                                    -----------
                                                        200,690
                                                    -----------
FOOTWEAR -- 0.5%
Kenneth Cole Productions, Inc. (Class A)
  (a)...................................      746        15,144
The Timberland Co. (Class A) (a)........    1,641        58,436
                                                    -----------
                                                         73,580
                                                    -----------
GAMING, LOTTERY, & PARIMUTUEL -- 0.7%
Aztar Corp. (a).........................    3,041        43,426
Pinnacle Entertainment, Inc. (a)........    1,999        13,853
Ticketmaster (Class B) (a)..............    2,143        45,474
                                                    -----------
                                                        102,753
                                                    -----------
GOLD/PRECIOUS METALS MINING -- 0.1%
Stillwater Mining Co. (a)...............    3,511        18,784
                                                    -----------
HARDWARE & TOOLS -- 0.5%
The Scotts Co. (Class A) (a)............    1,755        86,065
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
HEALTH CARE (DRUGS/PHARMACEUTICALS) -- 5.3%
Accredo Health, Inc. (a)................    3,870   $   136,418
Cell Therapeutics, Inc. (a).............    2,464        17,913
Cubist Pharmaceuticals, Inc. (a)........    2,306        18,978
Guilford Pharmaceuticals, Inc. (a)......    2,421         9,636
ImClone Systems Inc. (a)................    4,874        51,767
Inhale Therapeutic Systems, Inc. (a)....    4,618        37,313
Ligand Pharmaceuticals, Inc. (Class B)
  (a)...................................    4,774        25,636
Medicis Pharmaceutical Corp. (Class A)
  (a)...................................    2,210       109,771
Neurocrine Biosciences, Inc. (a)........    2,508       114,515
Noven Pharmaceuticals, Inc. (a).........    1,830        16,891
Sepracor Inc. (a).......................    6,959        67,293
SICOR, Inc. (a).........................    6,572       104,166
Taro Pharmaceutical Industries Ltd.
  (a)...................................    2,383        89,601
Tularik, Inc. (a).......................    3,575        26,670
                                                    -----------
                                                        826,568
                                                    -----------
HEALTH CARE (HOSPITAL MANAGEMENT) -- 0.2%
Province Healthcare Co. (a).............    3,972        38,648
                                                    -----------
HEALTH CARE (MEDICAL PRODUCTS/SUPPLIES) -- 2.6%
Alkermes, Inc. (a)......................    5,228        32,780
ArthroCare Corp. (a)....................    1,780        17,533
Cyberonics, Inc. (a)....................    1,514        27,858
Henry Schein, Inc. (a)..................    3,612       162,540
PolyMedica Corp. (a)....................      986        30,408
ResMed, Inc. (a)........................    2,734        83,578
Theragenics Corp. (a)...................    2,407         9,700
VISX, Inc. (a)..........................    3,872        37,094
                                                    -----------
                                                        401,491
                                                    -----------
HEALTH CARE (SPECIAL SERVICES) -- 3.7%
AdvancePCS (a)..........................    6,359       141,233
Cerner Corp. (a)........................    2,331        72,867
CuraGen Corp. (a).......................    3,232        15,029
FuelCell Energy, Inc. (a)...............    2,902        19,014
Impath, Inc. (a)........................    1,327        26,169
Maxygen, Inc. (a).......................    2,028        15,453
Orthodontics Centers of America, Inc.
  (a)...................................    4,048        44,164
Pharmaceutical Product Development, Inc.
  (a)...................................    4,018       117,607
Renal Care Group, Inc. (a)..............    3,985       126,085
                                                    -----------
                                                        577,621
                                                    -----------
HOMEBUILDING -- 2.8%
Catellus Development Corp. (a)..........    6,488       128,787
KB HOME.................................    3,167       135,706
NVR, Inc. (a)...........................      539       175,444
                                                    -----------
                                                        439,937
                                                    -----------
HOUSEHOLD FURNISHINGS & APPLIANCES -- 1.7%
Ethan Allen Interiors, Inc. ............    3,140       107,922
Harman International Industries,
  Inc. .................................    2,639       157,020
                                                    -----------
                                                        264,942
                                                    -----------
INSURANCE (LIFE/HEALTH) -- 0.8%
StanCorp Financial Group, Inc. .........    2,424       118,412
                                                    -----------
INVESTMENT MANAGEMENT -- 1.4%
Affiliated Managers Group, Inc. (a).....    1,810        91,043
Eaton Vance Corp. ......................    4,786       135,205
                                                    -----------
                                                        226,248
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
LEISURE TIME (PRODUCTS) -- 1.9%
Bally Total Fitness Holding Corp. (a)...    2,513   $    17,817
International Speedway Corp. (Class
  A)....................................    1,690        63,020
JAKKS Pacific, Inc. (a).................    2,001        26,954
Monaco Coach Corp. (a)..................    2,240        37,072
Polaris Industries, Inc. (a)............    1,889       110,695
Winnebago Industries, Inc. .............      935        36,680
                                                    -----------
                                                        292,238
                                                    -----------
LODGING (HOTELS) -- 0.7%
Extended Stay America, Inc. (a).........    6,963       102,704
                                                    -----------
MACHINERY (DIVERSIFIED) -- 0.7%
MSC Industrial Direct Co., Inc. (Class
  A) (a)................................    2,853        50,641
The Manitowoc Co., Inc. ................    2,204        56,202
                                                    -----------
                                                        106,843
                                                    -----------
MANUFACTURING (DIVERSIFIED) -- 0.7%
Carlisle Cos., Inc. ....................    2,520       104,278
                                                    -----------
MANUFACTURING (SPECIALIZED) -- 1.0%
Astec Industries, Inc. (a)..............    1,260        12,512
Dionex Corp. (a)........................    1,746        51,873
Roper Industries, Inc. .................    2,570        94,062
                                                    -----------
                                                        158,447
                                                    -----------
NATURAL GAS (DISTRIBUTION/PIPE LINE) -- 0.4%
Western Gas Resources, Inc. ............    1,757        64,745
                                                    -----------
OFFICE EQUIPMENT & SUPPLIES -- 0.5%
United Stationers, Inc. (a).............    2,689        77,446
                                                    -----------
OIL & GAS (DRILLING & EQUIPMENT) -- 0.6%
Atwood Oceanics, Inc. (a)...............      882        26,548
Grey Wolf, Inc. (a).....................   14,980        59,770
                                                    -----------
                                                         86,318
                                                    -----------
OIL & GAS (EXPLORATION/PRODUCTS) -- 1.7%
Evergreen Resources, Inc. (a)...........    1,494        67,006
Forest Oil Corp. (a)....................    2,614        72,277
Stone Energy Corp. (a)..................    2,048        68,321
Tom Brown, Inc. (a).....................    2,465        61,872
                                                    -----------
                                                        269,476
                                                    -----------
PHOTOGRAPHY/IMAGING -- 0.8%
Zebra Technologies Corp. (Class A)
  (a)...................................    2,255       129,212
                                                    -----------
PUBLISHING -- 0.6%
Meredith Corp. .........................    2,454       100,884
                                                    -----------
RESTAURANTS -- 2.3%
CEC Entertainment, Inc. (a).............    2,295        70,456
Jack in the Box, Inc. (a)...............    3,261        56,383
Papa John's International, Inc. (a).....    1,099        30,640
Sonic Corp. (a).........................    3,204        65,650
The Cheesecake Factory, Inc. (a)........    3,617       130,755
                                                    -----------
                                                        353,884
                                                    -----------
RETAIL (HOME SHOPPING) -- 0.5%
Insight Enterprises, Inc. (a)...........    3,724        30,946
ValueVision Media, Inc. (Class A) (a)...    2,972        44,521
                                                    -----------
                                                         75,467
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
RETAIL (SPECIALTY) -- 3.5%
Barnes & Noble, Inc. (a)................    4,527   $    81,803
Genesco, Inc. (a).......................    1,786        33,273
Guitar Center, Inc. (a).................    1,889        31,282
Linen 'n Things, Inc. (a)...............    3,648        82,445
Michaels Stores, Inc. (a)...............    5,597       175,186
Nautilus Group, Inc. (a)................    2,564        34,255
O'Reilly Automotive, Inc. (a)...........    4,115       104,068
                                                    -----------
                                                        542,312
                                                    -----------
RETAIL (SPECIALTY APPAREL) -- 2.2%
American Eagle Outfitters, Inc. (a).....    4,428        61,018
AnnTaylor Stores Corp. (a)..............    3,685        75,248
Chicos FAS, Inc. (a)....................    6,482       122,574
Pacific Sunwear of California, Inc.
  (a)...................................    4,064        71,883
The Children's Place Retail Stores, Inc.
  (a)...................................    1,200        12,768
                                                    -----------
                                                        343,491
                                                    -----------
RETAIL STORES (FOOD CHAINS) -- 1.0%
Krispy Kreme Doughnuts, Inc. (a)........    3,886       131,230
Wild Oats Markets, Inc. (a).............    2,135        22,033
                                                    -----------
                                                        153,263
                                                    -----------
SAVINGS & LOAN COMPANIES -- 0.2%
NetBank, Inc. (a).......................    3,984        38,565
                                                    -----------
SERVICES (ADVERTISING/MARKETING) -- 2.0%
ADVO, Inc. (a)..........................    1,668        54,760
Catalina Marketing Corp. (a)............    4,249        78,607
Harte-Hanks, Inc. ......................    4,420        82,521
The Corporate Executive Board Co. (a)...    3,036        96,909
                                                    -----------
                                                        312,797
                                                    -----------
SERVICES (COMMERCIAL & CONSUMER) -- 6.2%
Brooks-PRI Automation, Inc. (a).........    2,713        31,091
Career Education Corp. .................    3,822       152,880
Copart, Inc. (a)........................    6,068        71,845
DeVry, Inc. (a).........................    5,023        83,432
FreeMarkets, Inc. (a)...................    3,259        20,985
Getty Images, Inc. (a)..................    3,510       107,230
IGEN International, Inc. (a)............    1,515        64,918
ITT Educational Services, Inc. (a)......    3,783        89,090
Learning Tree International, Inc. (a)...      905        12,398
NCO Group, Inc. (a).....................    1,998        31,868
Prg Shultz International, Inc. (a)......    4,266        37,967

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
Rambus, Inc. (a)........................    7,770   $    52,137
Rent-A-Center, Inc. ....................    2,026       101,199
Sunrise Assisted Living, Inc. (a).......    1,619        40,297
Sylvan Learning Systems, Inc. (a).......    3,090        50,676
TeleTech Holdings, Inc. (a).............    3,193        23,181
                                                    -----------
                                                        971,194
                                                    -----------
SERVICES (COMPUTER SYSTEMS) -- 0.8%
CACI International, Inc. (a)............    2,353        83,861
Digital River, Inc. (a).................    1,990        23,780
MedQuist, Inc. (a)......................      946        19,166
                                                    -----------
                                                        126,807
                                                    -----------
SERVICES (DATA PROCESSING) -- 1.3%
CSG Systems International, Inc. (a).....    4,300        58,695
Global Payments, Inc. ..................    2,220        71,062
NDCHealth Corp. ........................    2,854        56,795
ProBusiness Services, Inc. (a)..........    1,618        16,180
                                                    -----------
                                                        202,732
                                                    -----------
TEXTILES (APPAREL) -- 0.3%
Quiksilver, Inc. (a)....................    1,944        51,827
                                                    -----------
TRUCKING -- 1.1%
Landstar Systems, Inc. (a)..............    1,318        76,918
Swift Transportation Co., Inc. (a)......    4,828        96,647
                                                    -----------
                                                        173,565
                                                    -----------
TRUCKS & PARTS -- 0.1%
Wabash National Corp. (a)...............    2,019        16,919
                                                    -----------
WASTE MANAGEMENT -- 0.6%
Stericycle, Inc. (a)....................    2,912        94,288
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $20,673,222)....................             15,620,705
                                                    -----------
SHORT TERM INVESTMENTS -- 0.7%
MONEY MARKET FUND -- 0.7%
AIM Short Term Investment Class Prime
  Fund (Cost $113,773)..................  113,773       113,773
                                                    -----------
TOTAL INVESTMENTS -- 100.5%
  (Cost $20,786,995)....................             15,734,478
OTHER ASSETS AND
  LIABILITIES -- (0.5)%.................                (75,043)
                                                    -----------
NET ASSETS -- 100.0%....................            $15,659,435
                                                    ===========

(a) Non-income producing security

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
COMMON STOCKS -- 99.5%
AEROSPACE/DEFENSE -- 0.6%
AAR Corp. ............................      5,352   $    27,563
Precision Castparts Corp..............      8,474       205,494
                                                    -----------
                                                        233,057
                                                    -----------
AGRICULTURE -- 0.8%
Corn Products International, Inc. ....      5,443       163,998
Universal Corp. ......................      4,217       155,860
                                                    -----------
                                                        319,858
                                                    -----------
AIR FREIGHT -- 0.3%
Airborne, Inc.........................      7,797       115,630
                                                    -----------
AIRLINES -- 0.3%
AirTran Holdings, Inc. (a)............     11,603        45,252
Alaska Air Group, Inc. (a)............      4,305        93,203
                                                    -----------
                                                        138,455
                                                    -----------
AUTO PARTS & EQUIPMENT -- 1.9%
ArvinMeritor, Inc. ...................     11,038       184,003
Cooper Tire & Rubber Co. .............     11,895       182,469
Snap-on, Inc. ........................      8,592       241,521
Tower Automotive, Inc. (a)............      8,385        37,733
Visteon Corp. ........................     21,282       148,123
                                                    -----------
                                                        793,849
                                                    -----------
BANKS (REGIONAL) -- 11.2%
AMCORE Financial, Inc. ...............      4,031        87,473
BancorpSouth, Inc. ...................     11,936       231,797
Bank of Hawaii Corp. .................     11,096       337,207
BSB Bancorp, Inc. ....................      1,607        33,699
Chittenden Corp. .....................      5,141       130,993
Citizens Banking Corp. ...............      6,114       151,505
Colonial BancGroup, Inc. .............     18,930       225,835
Commercial Federal Corp. .............      7,319       170,899
Community First Bankshares, Inc. .....      6,389       169,053
Cullen/Frost Bankers, Inc. ...........      8,309       271,704
First Midwest Bancorp, Inc. ..........      7,251       193,674
FirstMerit Corp. .....................     12,866       278,678
Fulton Financial Corp. ...............     16,469       290,842
GBC Bancorp...........................      1,932        37,403
Hudson United Bancorp.................      7,316       227,528
Independence Community Bank Corp. ....      8,423       213,776
Old National Bancorp..................      9,149       222,321
Provident Bankshares Corp. ...........      3,987        92,143
Provident Financial Group, Inc. ......      4,991       129,916
Republic Bancorp, Inc. ...............      4,229        49,775
Sky Financial Group, Inc. ............     12,816       255,167
South Financial Group, Inc. ..........      7,211       148,979
Sterling Bancshares, Inc. ............      7,293        89,120
Trustmark Corp. ......................      8,868       210,438
United Bankshares, Inc. ..............      6,248       181,573
Whitney Holding Corp. ................      6,469       215,612
                                                    -----------
                                                      4,647,110
                                                    -----------
BROADCASTING (TV, RADIO & CABLE) -- 0.2%
Hearst-Argyle Television, Inc. (a)....      4,289       103,408
                                                    -----------
BUILDING MATERIALS GROUP -- 0.4%
Lafarge North America, Inc. ..........      4,799       157,647
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
CHEMICALS -- 0.9%
Georgia Gulf Corp. ...................      5,176   $   119,772
Lyondell Chemical Co. ................     20,870       263,797
                                                    -----------
                                                        383,569
                                                    -----------
CHEMICALS (DIVERSIFIED) -- 0.8%
FMC Corp. (a).........................      4,808       131,354
Olin Corp. ...........................      9,280       144,304
Solutia, Inc..........................     17,217        62,498
                                                    -----------
                                                        338,156
                                                    -----------
CHEMICALS (SPECIALTY) -- 3.8%
A. Schulman, Inc. ....................      4,795        89,235
Crompton Corp. .......................     18,268       108,695
Cytec Industries, Inc. (a)............      6,401       174,619
Ferro Corp. ..........................      6,555       160,139
Great Lakes Chemical Corp. ...........      6,181       147,602
H.B. Fuller Co. ......................      4,598       118,996
Hercules, Inc. (a)....................     15,951       140,369
Lubrizol Corp. .......................      8,302       253,211
Millennium Chemicals, Inc.............     10,154        96,666
RPM, Inc..............................     18,613       284,407
                                                    -----------
                                                      1,573,939
                                                    -----------
COMPUTERS (HARDWARE) -- 0.1%
MRV Communications, Inc. (a)..........     16,019        17,140
Silicon Graphics, Inc. (a)............     31,169        35,221
                                                    -----------
                                                         52,361
                                                    -----------
COMPUTERS (PERIPHERALS) -- 1.0%
Quantum Corp. (a).....................     23,610        63,039
Storage Technology Corp. (a)..........     17,246       369,409
                                                    -----------
                                                        432,448
                                                    -----------
COMPUTER SOFTWARE/SERVICES -- 0.5%
Novell, Inc. .........................     59,023       197,137
                                                    -----------
CONSTRUCTION -- 0.2%
Texas Industries, Inc. ...............      3,462        84,127
                                                    -----------
CONSUMER (JEWELRY/NOVELTIES) -- 0.4%
American Greetings Corp. (Class A)
  (a).................................      9,914       156,641
                                                    -----------
CONTAINERS (METALS & GLASS) -- 0.4%
Crown Cork & Seal Co., Inc. (a).......     23,291       185,163
                                                    -----------
CONTAINERS/PACKAGING (PAPER) -- 0.1%
Chesapeake Corp. .....................      2,333        41,644
                                                    -----------
DISTRIBUTORS (FOOD & HEALTH) -- 0.3%
Fleming Cos., Inc. ...................      8,775        57,652
PSS World Medical, Inc. (a)...........     11,138        76,184
                                                    -----------
                                                        133,836
                                                    -----------
ELECTRIC COMPANIES -- 4.5%
Allegheny Energy, Inc. ...............     20,400       154,224
ALLETE, Inc. .........................     12,340       279,871
Avista Corp. .........................      7,866        90,931
Black Hills Corp. ....................      4,388       116,370
Cleco Corp. ..........................      7,527       105,378
El Paso Electric Co. (a)..............      8,088        88,968
Hawaiian Electric Industries, Inc. ...      5,937       261,109
IDACORP, Inc. ........................      6,122       152,009
OGE Energy Corp. .....................     12,676       223,098

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
PNM Resources, Inc. ..................      5,828   $   138,823
Sierra Pacific Resources..............     16,492       107,198
Unisource Energy Corp. ...............      5,373        92,899
Weststar Energy, Inc. ................      8,558        84,724
                                                    -----------
                                                      1,895,602
                                                    -----------
ELECTRICAL EQUIPMENT -- 1.1%
Checkpoint Systems, Inc. (a)..........      5,282        54,616
Cohu, Inc. ...........................      3,147        46,261
Garmin Ltd. (a).......................      7,253       212,513
Thomas & Betts Corp. (a)..............      9,347       157,964
                                                    -----------
                                                        471,354
                                                    -----------
ELECTRONICS (COMPONENT DISTRIBUTION) -- 0.4%
KEMET Corp. ..........................     14,100       123,234
Pioneer Standard Electronics, Inc. ...      4,531        41,595
                                                    -----------
                                                        164,829
                                                    -----------
ELECTRONICS (INSTRUMENT) -- 0.6%
Methode Electronics, Inc. (Class A)...      5,786        63,472
PerkinElmer, Inc......................     20,500       169,125
                                                    -----------
                                                        232,597
                                                    -----------
ELECTRONICS (SEMICONDUCTORS) -- 0.1%
ESS Technology, Inc. (a)..............      5,794        36,444
                                                    -----------
ENGINEERING & CONSTRUCTION -- 0.1%
McDermott International, Inc. (a).....      9,975        43,690
                                                    -----------
FINANCIAL (DIVERSIFIED) -- 17.1%
Allied Capital Corp. .................     16,563       361,570
Annaly Mortgage Management, Inc. .....     13,713       257,804
Arden Realty, Inc. ...................      9,668       214,146
Brandywine Realty Trust...............      5,132       111,929
BRE Properties, Inc. (Class A)........      6,986       217,963
Camden Property Trust.................      6,361       209,913
Capital Automotive REIT...............      3,834        90,866
CarrAmerica Realty Corp. .............      8,607       215,605
CBL & Associates Properties, Inc. ....      4,493       179,945
Chelsea Property Group, Inc...........      6,239       207,821
Colonial Properties Trust.............      3,366       114,242
Cousins Properties, Inc. .............      6,326       156,252
Developers Diversified Realty
  Corp. ..............................      9,365       205,936
Equity Inns, Inc. ....................      6,167        37,125
Federal Realty Investment Trust.......      6,941       195,181
FelCor Lodging Trust, Inc. ...........      7,176        82,093
First Industrial Realty Trust,
  Inc. ...............................      6,246       174,888
Glenborough Realty Trust, Inc. .......      4,499        80,172
Health Care Property Investors,
  Inc. ...............................      9,587       367,182
Health Care REIT, Inc. ...............      5,777       156,268
Healthcare Realty Trust, Inc. ........      6,775       198,169
Highwoods Properties, Inc. ...........      8,670       191,607
Home Properties of New York, Inc. ....      3,558       122,573
Hospitality Properties Trust..........      9,449       332,605
HRPT Properties Trust.................     20,828       171,623
JDN Realty Corp. .....................      5,159        56,491
Kilroy Realty Corp. ..................      4,247        97,893
Koger Equity..........................      3,443        53,711
Macerich Co. .........................      7,430       228,473
Mack-Cali Realty Corp. ...............      7,755       234,977
Manufactured Home Communities,
  Inc. ...............................      3,259        96,564

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
MeriStar Hospitality Corp. ...........      7,418   $    48,959
Mills Corp............................      4,402       129,155
Nationwide Health Properties, Inc. ...      7,970       118,992
Post Properties, Inc. ................      5,930       141,727
Prentiss Properties Trust.............      5,949       168,238
Reckson Associates Realty Corp. ......      7,318       154,044
RFS Hotel Investors, Inc. ............      4,510        48,979
Shurgard Storage Centers, Inc. (Class
  A)..................................      5,741       179,923
SL Green Realty Corp. ................      4,965       156,894
United Dominion Realty Trust, Inc. ...     17,329       283,502
Weingarten Realty Investors...........      7,818       288,172
                                                    -----------
                                                      7,140,172
                                                    -----------
FOODS -- 1.5%
Dole Food Co., Inc. ..................      6,900       224,802
Flowers Foods, Inc. (a)...............      4,591        89,570
International Multifoods Corp. (a)....      2,889        61,218
Interstate Bakeries Corp. ............      7,114       108,488
Ralcorp Holdings, Inc. (a)............      4,969       124,921
                                                    -----------
                                                        608,999
                                                    -----------
FOOTWEAR -- 0.9%
Reebok International, Ltd. (a)........      7,600       223,440
Stride Rite Corp. ....................      6,458        46,304
Wolverine World Wide, Inc. ...........      6,574        99,333
                                                    -----------
                                                        369,077
                                                    -----------
GAMING, LOTTERY, & PARIMUTUEL -- 0.6%
GTECH Holdings Corp. (a)..............      9,234       257,259
                                                    -----------
GAS & PIPELINE UTILITIES -- 0.1%
Aquila Inc. ..........................     29,600        52,392
                                                    -----------
HARDWARE & TOOLS -- 0.2%
WD-40 Co. ............................      2,638        69,696
                                                    -----------
HEALTH CARE (DRUGS) -- 0.1%
Alpharma, Inc. (Class A)..............      4,619        55,012
                                                    -----------
HEATLH CARE (LONG TERM CARE) -- 0.1%
Beverly Enterprises, Inc. (a).........     16,749        47,735
                                                    -----------
HEALTH CARE (MANAGED CARE) -- 1.3%
Humana, Inc. (a)......................     25,327       253,270
PacifiCare Health Systems, Inc. (a)...      5,709       160,423
US Oncology, Inc. (a).................     12,572       108,999
                                                    -----------
                                                        522,692
                                                    -----------
HEALTH CARE (MEDICAL PRODUCTS/SUPPLIES) -- 0.3%
ICN Pharmaceuticals, Inc. ............     13,440       146,630
                                                    -----------
HEALTH CARE (SPECIAL SERVICES) -- 0.9%
Omnicare, Inc. .......................     15,306       364,742
                                                    -----------
HOMEBUILDING -- 1.3%
Champion Enterprises, Inc. (a)........      8,306        23,672
Clayton Homes, Inc. ..................     15,997       194,844
Fleetwood Enterprises, Inc. ..........      5,364        42,107
LNR Property Corp. ...................      3,783       133,918
Toll Brothers, Inc. (a)...............      8,113       163,883
                                                    -----------
                                                        558,424
                                                    -----------
HOUSEWARES -- 0.3%
Tupperware Corp. .....................      8,445       127,351
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
INSURANCE (LIFE/HEALTH) -- 1.4%
AmerUs Group Co. .....................      6,331   $   178,977
Nationwide Financial Services, Inc.
  (Class A)...........................      9,090       260,429
Presidential Life Corp. ..............      3,588        35,629
Reinsurance Group of America, Inc. ...      3,288        89,039
                                                    -----------
                                                        564,074
                                                    -----------
INSURANCE (MULTI-LINE) -- 0.5%
Leucadia National Corp. ..............      5,330       198,862
                                                    -----------
INSURANCE (PROPERTY/CASUALTY) -- 5.0%
Allmerica Financial Corp. ............      8,600        86,860
American Financial Group, Inc. .......      5,181       119,526
First American Corp. .................     10,667       236,807
Fremont General Corp. ................     10,464        46,983
HCC Insurance Holdings, Inc. .........      9,475       233,085
Horace Mann Educators Corp. ..........      6,544       100,320
Ohio Casualty Corp. (a)...............      9,082       117,612
PartnerRe Ltd. .......................      6,165       319,470
Selective Insurance Group, Inc. ......      4,291       108,047
The Commerce Group, Inc. .............      4,765       178,640
Unitrin, Inc. ........................      7,958       232,533
W.R. Berkley Corp. ...................      7,583       300,363
                                                    -----------
                                                      2,080,246
                                                    -----------
INVESTMENT BANKING/BROKERAGE -- 0.6%
Raymond James Financial, Inc. ........      6,657       196,914
SWS Group, Inc. ......................      2,523        34,212
                                                    -----------
                                                        231,126
                                                    -----------
INVESTMENT MANAGEMENT -- 0.2%
W.P. Stewart & Co., Ltd...............      4,056        72,684
                                                    -----------
LEISURE TIME (PRODUCTS) -- 0.2%
Six Flags, Inc. ......................     14,822        84,634
                                                    -----------
LODGING (HOTELS) -- 0.1%
Prime Hospitality Corp. (a)...........      6,895        56,194
                                                    -----------
MACHINERY (DIVERSIFIED) -- 0.9%
Kaydon Corp. .........................      4,879       103,484
Milacron, Inc. .......................      5,583        33,219
Terex Corp. (a).......................      7,735        86,168
Timken Co. ...........................      9,012       172,129
                                                    -----------
                                                        395,000
                                                    -----------
MANUFACTURING (DIVERSIFIED) -- 2.3%
AMETEK, Inc. .........................      5,300       203,997
Crane Co. ............................      8,388       167,173
Esterline Technologies Corp. (a)......      3,347        59,141
Harsco Corp. .........................      6,524       208,050
Kadant, Inc (a).......................      2,271        34,065
Kaman Corp. (Class A).................      3,640        40,040
Stewart & Stevenson Services, Inc. ...      4,156        58,766
Trinity Industries, Inc. .............      7,434       140,949
U.S. Industries, Inc. (a).............     12,439        32,715
                                                    -----------
                                                        944,896
                                                    -----------
MANUFACTURING (SPECIALIZED) -- 2.1%
Albany International Corp. (Class
  A)..................................      4,378        90,449
Briggs & Stratton Corp. ..............      3,493       148,348
Flowserve Corp. (a)...................      8,971       132,681

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
IKON Office Solutions, Inc. ..........     24,386   $   174,360
Ionics, Inc. (a)......................      2,812        64,114
Regal-Beloit Corp. ...................      4,095        84,766
York International Corp. .............      6,374       162,983
                                                    -----------
                                                        857,701
                                                    -----------
METAL FABRICATORS -- 1.0%
General Cable Corp. ..................      5,505        20,919
Kennametal, Inc. .....................      5,706       196,743
Mueller Industries, Inc. (a)..........      5,060       137,885
RTI International Metals, Inc. (a)....      3,276        33,087
Ryerson Tull, Inc.....................      3,806        23,217
                                                    -----------
                                                        411,851
                                                    -----------
METALS MINING -- 0.7%
Arch Coal, Inc. ......................      8,564       184,897
Massey Energy Co......................     12,054       117,165
                                                    -----------
                                                        302,062
                                                    -----------
NATURAL GAS (DISTRIBUTION/PIPE LINE) -- 5.6%
AGL Resources, Inc. ..................      8,366       203,294
Energen Corp. ........................      5,053       147,042
Equitable Resources, Inc. ............     10,094       353,694
Northwest Natural Gas Co. ............      4,189       113,354
NUI Corp. ............................      2,584        44,600
ONEOK, Inc. ..........................      7,903       151,738
Peoples Energy Corp. .................      5,703       220,421
Piedmont Natural Gas Co., Inc. .......      5,304       187,496
Questar Corp. ........................     13,187       366,862
Southern Union Co. (a)................      6,307       104,066
Vectren Corp. ........................     11,019       253,437
WGL Holdings, Inc. ...................      7,859       187,987
                                                    -----------
                                                      2,333,991
                                                    -----------
OFFICE EQUIPMENT & SUPPLIES -- 1.1%
HON Industries, Inc. .................      8,967       253,587
Steelcase, Inc. (Class A).............      5,315        58,252
Wallace Computer Services, Inc. ......      6,816       146,612
                                                    -----------
                                                        458,451
                                                    -----------
OIL (INTERNATIONAL INTEGRATED) -- 0.1%
Tesoro Petroleum Corp. (a)............     10,428        47,135
                                                    -----------
OIL & GAS (DRILLING & EQUIPMENT) -- 0.2%
Offshore Logistics, Inc. (a)..........      3,604        79,000
                                                    -----------
PAPER & FOREST PRODUCTS -- 0.6%
Caraustar Industries, Inc. (a)........      4,460        42,281
Pope & Talbot, Inc. ..................      2,183        31,129
Potlatch Corp. .......................      4,607       110,015
Wausau-Mosinee Paper Corp. ...........      7,817        87,707
                                                    -----------
                                                        271,132
                                                    -----------
PERSONAL CARE -- 0.3%
Perrigo Co. (a).......................      9,811       119,204
                                                    -----------
POWER PRODUCERS (INDEPENDENT) -- 0.1%
Reliant Resources, Inc. (a)...........      8,100        25,920
                                                    -----------
PUBLISHING (NEWSPAPERS) -- 1.1%
Hollinger International, Inc. ........      8,908        90,505
Lee Enterprises, Inc. ................      5,267       176,550
Media General, Inc. ..................      3,281       196,696
                                                    -----------
                                                        463,751
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
RAILROADS -- 0.7%
GATX Corp. ...........................      5,755   $   131,329
Kansas City Southern Industries, Inc.
  (a).................................      9,834       118,008
SCS Transportation, Inc...............      2,412        23,903
                                                    -----------
                                                        273,240
                                                    -----------
RESTAURANTS -- 1.4%
Bob Evans Farms, Inc. ................      5,737       133,959
CBRL Group, Inc. .....................      8,109       244,324
IHOP Corp. (a)........................      3,447        82,728
Lone Star Steakhouse & Saloon,
  Inc. ...............................      3,297        63,764
Ryan's Family Steak Houses, Inc.
  (a).................................      6,981        79,234
                                                    -----------
                                                        604,009
                                                    -----------
RETAIL (BUILDING SUPPLIES) -- 0.2%
Hughes Supply, Inc. ..................      3,715       101,494
                                                    -----------
RETAIL (DEPARTMENT STORES) -- 1.0%
Dillards, Inc. (Class A)..............     11,624       184,357
Saks, Inc. (a)........................     19,769       232,088
                                                    -----------
                                                        416,445
                                                    -----------
RETAIL (DISCOUNTERS) -- 0.9%
Big Lots, Inc. (a)....................     18,812       248,883
Dress Barn, Inc. (a)..................      4,429        58,906
ShopKo Stores, Inc. (a)...............      4,585        57,083
Stein Mart, Inc. (a)..................      4,326        26,388
                                                    -----------
                                                        391,260
                                                    -----------
RETAIL (SPECIALTY) -- 2.6%
Casey's General Stores, Inc. .........      7,491        91,465
Foot Locker, Inc. (a).................     22,651       237,835
Pep Boys -- Manny, Moe & Jack.........      8,637       100,189
PETsMART, Inc. (a)....................     19,813       339,397
Pier 1 Imports, Inc. .................     15,102       285,881
Trans World Entertainment Corp. (a)...      4,784        17,366
                                                    -----------
                                                      1,072,133
                                                    -----------
RETAIL (SPECIALTY APPAREL) -- 0.3%
Talbots, Inc..........................      3,820       105,165
                                                    -----------
RETAIL STORES (DRUG STORE) -- 0.3%
Longs Drug Stores Corp. ..............      6,284       130,330
                                                    -----------
RETAIL STORES (FOOD CHAINS) -- 0.6%
Winn-Dixie Stores, Inc. ..............     15,095       230,652
                                                    -----------
SAVINGS & LOAN COMPANIES -- 4.4%
Anchor BanCorp Wisconsin, Inc. .......      3,730        77,397
Bay View Capital Corp. (a)............      9,598        55,188
First Sentinel Bancorp, Inc. .........      4,412        63,489
Harbor Florida Bancshares, Inc. ......      3,590        80,847
IndyMac Bancorp, Inc. (a).............      8,985       166,133
MAF Bancorp, Inc. ....................      3,748       127,170
OceanFirst Financial Corp. ...........      1,692        37,985
Pacific Northwest Bancorp.............      2,681        67,025
People's Bank.........................      9,951       250,168
Roslyn Bancorp, Inc. .................     12,482       225,050
Staten Island Bancorp, Inc. ..........      8,862       178,481
Washington Federal, Inc. .............     10,263       255,036
Webster Financial Corp. ..............      7,434       258,703
                                                    -----------
                                                      1,842,672
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
SERVICES (COMMERCIAL & CONSUMER) -- 1.2%
Chemed Corp. .........................      1,548   $    54,722
Navigant Consulting, Inc. (a).........      6,797        40,102
Pittston Brink's Group................      8,800       162,624
Service Corp. International (a).......     48,214       160,071
Stewart Enterprises, Inc. (Class
  A)(a)...............................     15,610        86,963
                                                    -----------
                                                        504,482
                                                    -----------
SERVICES (COMPUTER SYSTEMS) -- 0.6%
Ingram Micro, Inc. (Class A) (a)......     16,432       202,935
Safeguard Scientifics, Inc. (a).......     20,077        27,305
                                                    -----------
                                                        230,240
                                                    -----------
SERVICES (EMPLOYMENT) -- 0.2%
MPS Group, Inc. (a)...................     16,588        91,898
                                                    -----------
SHIPPING -- 0.5%
Alexander & Baldwin, Inc. ............      6,365       164,153
Overseas Shipholding Group, Inc. .....      3,354        60,037
                                                    -----------
                                                        224,190
                                                    -----------
SPECIALTY PRINTING -- 0.4%
Banta Corp............................      4,098       128,144
Bowne & Co., Inc......................      5,023        60,025
                                                    -----------
                                                        188,169
                                                    -----------
STEEL -- 1.0%
AK Steel Holding Corp. (a)............     16,486       131,888
Allegheny Technologies, Inc...........     10,739        66,904
Carpenter Technology Corp.............      3,319        41,322
Worthington Industries, Inc...........     11,260       171,602
                                                    -----------
                                                        411,716
                                                    -----------
TEXTILES (APPAREL) -- 0.9%
Kellwood Co. .........................      4,133       107,458
Nautica Enterprises, Inc. (a).........      4,966        55,172
Phillips-Van Heusen Corp. ............      3,793        43,847
Russell Corp. ........................      3,981        66,642
Tommy Hilfiger Corp. (a)..............     13,996        97,272
                                                    -----------
                                                        370,391
                                                    -----------
TEXTILES (HOME FURNISHINGS) -- 0.1%
Interface, Inc. (Class A).............      7,371        22,629
                                                    -----------
TEXTILES (SPECIALTY) -- 0.3%
Unifi, Inc. (a).......................      8,683        45,586
Wellman, Inc. ........................      5,091        68,677
                                                    -----------
                                                        114,263
                                                    -----------
TRUCKING -- 1.5%
Ryder Systems, Inc. ..................      9,384       210,577
USFreightways Corp. ..................      4,371       125,666
Werner Enterprises, Inc. .............      7,327       157,751
Yellow Corp. (a)......................      4,724       119,002
                                                    -----------
                                                        612,996
                                                    -----------
WASTE MANAGEMENT -- 0.1%
Casella Waste Systems, Inc.
  (Class A) (a).......................      3,771        33,524
                                                    -----------
WATER UTILITIES -- 0.5%
Philadelphia Suburban Corp............     11,013       226,868
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $45,488,615)..................               41,449,412
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
SHORT TERM INVESTMENTS -- 1.5%
MONEY MARKET FUND -- 1.5%
AIM Short Term Investment Class Prime
  Fund (Cost $624,779)................    624,779   $   624,779
                                                    -----------
TOTAL INVESTMENTS -- 101.0%
  (Cost $46,113,394)..................               42,074,191
OTHER ASSETS AND
  LIABILITIES -- (1.0)%...............                 (419,649)
                                                    -----------
NET ASSETS -- 100.0%..................              $41,654,542
                                                    ===========

(a) Non-income producing security

See accompanying notes to financial statements.

STREETTRACKS DOW JONES GLOBAL TITANS INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
COMMON STOCKS -- 99.7%
BERMUDA -- 0.8%
Tyco International Ltd. ...............     6,622   $   113,104
                                                    -----------
FINLAND -- 1.6%
Nokia OYJ ADR..........................    15,775       244,512
                                                    -----------
FRANCE -- 2.6%
Axa ADR................................     4,722        63,511
TotalFinaElf S.A. ADR..................     4,604       329,186
                                                    -----------
TOTAL FRANCE...........................                 392,697
                                                    -----------
GERMANY -- 1.7%
Allianz AG ADR.........................     6,275        59,926
DaimlerChrysler AG (a).................     2,718        83,307
Siemens AG ADR (a).....................     2,763       116,405
                                                    -----------
TOTAL GERMANY..........................                 259,638
                                                    -----------
JAPAN -- 2.7%
Sony Corp. ADR.........................     2,823       116,618
Toyota Motor Corp. ADR.................     5,374       284,822
                                                    -----------
TOTAL JAPAN............................                 401,440
                                                    -----------
NETHERLANDS -- 2.6%
ING Groep N.V. ADR.....................     5,452        91,812
Royal Dutch Petroleum Co.
  (N.Y. Shares)........................     6,949       305,895
                                                    -----------
TOTAL NETHERLANDS......................                 397,707
                                                    -----------
SWITZERLAND -- 6.9%
Credit Suisse Group ADR................     3,941        83,864
Nestle S.A. (a)........................     1,320       279,633
Novartis AG ADR........................     8,773       322,232
Roche Holding AG (a)...................     2,350       163,707
UBS AG (a).............................     3,957       190,411
                                                    -----------
TOTAL SWITZERLAND......................               1,039,847
                                                    -----------
UNITED KINGDOM -- 15.4%
AstraZeneca PLC ADR....................     5,429       190,504
Barclays PLC ADR.......................     5,446       134,516
BP PLC ADR.............................    12,426       505,117
GlaxoSmithKline PLC ADR................    10,051       376,510
HSBC Holdings PLC ADR..................     6,272       344,834
Lloyds TSB Group PLC ADR (a)...........     4,622       132,143
Royal Bank of Scotland Group PLC ADR
  (a)..................................     8,907       213,317
Vodafone Group PLC ADR.................    22,615       409,784
                                                    -----------
TOTAL UNITED KINGDOM...................               2,306,725
                                                    -----------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
UNITED STATES -- 65.4%
American International Group, Inc. ....     7,611   $   440,296
AOL Time Warner, Inc. (a)..............    14,283       187,107
AT&T Corp. ............................     2,533        66,137
Bank of America Corp. .................     4,999       347,780
BellSouth Corp. .......................     6,212       160,705
ChevronTexaco Corp. ...................     3,533       234,874
Cisco Systems, Inc. (a)................    23,983       314,177
Citigroup, Inc. .......................    16,850       592,952
Exxon Mobil Corp. .....................    22,327       780,105
General Electric Co. ..................    33,121       806,496
Intel Corp. ...........................    22,120       344,408
International Business Machines
  Corp. ...............................     5,623       435,783
J.P. Morgan Chase & Co. ...............     6,647       159,528
Johnson & Johnson......................     9,875       530,386
Merck & Co., Inc. .....................     7,466       422,650
Microsoft Corp. (a)....................    15,302       791,113
Morgan Stanley.........................     3,317       132,415
PepsiCo, Inc. .........................     5,782       244,116
Pfizer, Inc. ..........................    20,443       624,943
Philip Morris Cos., Inc. ..............     6,916       280,306
SBC Communications, Inc. ..............    11,035       299,159
The Coca-Cola Co. .....................     7,575       331,937
The Procter & Gamble Co. ..............     4,315       370,831
The Walt Disney Co. ...................     6,788       110,712
Verizon Communications, Inc. ..........     9,055       350,881
Wal-Mart Stores, Inc. .................     9,065       457,873
                                                    -----------
TOTAL UNITED STATES....................               9,817,670
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $20,921,972)...................              14,973,340
                                                    -----------
SHORT TERM INVESTMENTS -- 0.1%
UNITED STATES -- 0.1%
AIM Short Term Investment Class Prime
  Fund (Cost $9,023)...................     9,023         9,023
                                                    -----------
TOTAL INVESTMENTS -- 99.8%
  (Cost $20,930,995)...................              14,982,363
OTHER ASSETS AND LIABILITIES -- 0.2%...                  30,067
                                                    -----------
NET ASSETS -- 100.0%...................             $15,012,430
                                                    ===========

(a) Non-income producing security

ADR = American Depositary Receipt

See accompanying notes to financial statements.

STREETTRACKS DOW JONES GLOBAL TITANS INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
ANALYSIS OF INDUSTRY CLASSIFICATIONS
DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              PERCENT OF
INDUSTRY                                                      NET ASSETS       VALUE
--------                                                      ----------    -----------
Automobiles.................................................      2.5%      $   368,129
Banks (Money Center)........................................      4.6           692,615
Banks (Regional)............................................      2.3           347,833
Beverages (Non-Alcoholic)...................................      2.2           331,936
Cellular/Wireless Telecommunications........................      2.7           409,784
Communications Equipment....................................      1.6           244,512
Computers (Hardware)........................................      2.9           435,782
Computers (Networking)......................................      2.1           314,177
Computer Software/Services..................................      5.3           791,113
Electrical Equipment........................................      6.9         1,039,520
Electronics (Semiconductors)................................      2.3           344,408
Entertainment...............................................      2.0           297,820
Financial (Diversified).....................................      7.3         1,100,902
Foods.......................................................      3.5           523,749
Health Care (Diversified)...................................      3.5           530,386
Health Care (Drugs/Pharmaceuticals).........................     14.0         2,100,546
Household Products (Non-Durable)............................      2.5           370,831
Insurance (Life/Health).....................................      1.0           155,323
Insurance (Multi-Line)......................................      2.9           440,296
Insurance (Property/Casualty)...............................      0.4            59,926
Investment Management.......................................      1.3           190,411
Manufacturing (Diversified).................................      0.8           113,104
Oil (Domestic Integrated)...................................      1.6           234,874
Oil (International Integrated)..............................     12.8         1,920,303
Retail (General Merchandising Chain)........................      3.0           457,873
Telephone...................................................      5.4           810,745
Telephone (Long Distance)...................................      0.4            66,137
Tobacco.....................................................      1.9           280,305
Money Market Fund...........................................      0.1             9,023
                                                                 ----       -----------
         TOTAL..............................................     99.8%      $14,982,363
                                                                 ====       ===========

See accompanying notes to financial statements.

STREETTRACKS WILSHIRE REIT INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
COMMON STOCKS -- 99.8%
REAL ESTATE INVESTMENT TRUST -- 99.8%
Alexandria Real Estate Equities,
  Inc. .................................   12,649   $   538,847
AMB Property Corp. .....................   54,911     1,502,365
Amli Residential Properties Trust.......   11,430       243,230
Apartment Investment & Management Co.
  (Class A).............................   62,235     2,332,568
Archstone-Smith Trust...................  120,280     2,831,391
Arden Realty, Inc. .....................   41,918       928,484
Associated Estates Realty Corp. ........   12,983        87,635
Avalonbay Communities, Inc. ............   45,574     1,783,766
Bedford Property Investors, Inc. .......   11,147       286,366
Boston Properties, Inc. ................   63,361     2,335,486
Boykin Lodging Co. .....................   11,455       106,875
Brandywine Realty Trust.................   23,408       510,528
BRE Properties, Inc. (Class A)..........   30,195       942,084
Camden Property Trust...................   26,071       860,343
CarrAmerica Realty Corp. ...............   35,287       883,939
CBL & Associates Properties, Inc. ......   19,756       791,228
Center Trust, Inc. .....................   18,540       144,612
CenterPoint Properties Corp. ...........   15,298       874,281
Chateau Communities, Inc. ..............   19,458       447,534
Chelsea Property Group, Inc. ...........   27,604       919,489
Colonial Properties Trust...............   15,012       509,507
Cornerstone Realty Income Trust,
  Inc. .................................   32,155       255,954
Corporate Office Properties Trust.......   15,784       221,450
Cousins Properties, Inc. ...............   32,325       798,428
Crescent Real Estate Equities Co. ......   66,597     1,108,174
Crown American Realty Trust.............   21,266       195,647
Developers Diversified Realty Corp. ....   43,216       950,320
Duke Realty Corp. ......................   89,731     2,283,654
EastGroup Properties, Inc. .............   10,739       273,845
Equity Inns, Inc. ......................   26,962       162,311
Equity Office Properties Trust..........  273,810     6,839,774
Equity One, Inc. .......................   23,000       306,820
Equity Residential......................  180,155     4,428,210
Essex Property Trust, Inc. .............   12,126       616,607
Federal Realty Investment Trust.........   28,837       810,896
FelCor Lodging Trust, Inc. .............   39,074       447,007
First Industrial Realty Trust, Inc. ....   25,695       719,460
Gables Residential Trust................   16,213       404,190
General Growth Properties, Inc. ........   41,433     2,154,516
Glenborough Realty Trust, Inc. .........   18,460       328,957
Glimcher Realty Trust...................   22,845       405,499
Great Lakes REIT, Inc. .................   11,010       183,317
Heritage Property Investment Trust......   27,640       690,171
Highwoods Properties, Inc. .............   35,455       783,556
Home Properties of New York, Inc. ......   17,776       612,383
Hospitality Properties Trust............   41,600     1,464,320
Host Marriott Corp. (a).................  176,828     1,564,928
Innkeepers USA Trust....................   24,903       190,757
IRT Property Co. .......................   22,794       270,565
JDN Realty Corp. .......................   23,147       253,460
Kilroy Realty Corp. ....................   18,588       428,453
Kimco Realty Corp. .....................   69,522     2,130,154
Koger Equity............................   14,201       221,536

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
LaSalle Hotel Properties................   12,408   $   173,712
Liberty Property Trust..................   50,807     1,622,776
Macerich Co. ...........................   33,284     1,023,483
Mack-Cali Realty Corp. .................   38,267     1,159,490
Manufactured Home Communities, Inc. ....   14,701       435,591
MeriStar Hospitality Corp. .............   29,916       197,446
Mid-America Apartment Communities,
  Inc. .................................   11,818       288,950
Mid-Atlantic Realty Trust...............   11,831       205,859
Mills Corp. ............................   28,528       837,012
New Plan Excel Realty Trust.............   64,388     1,229,167
Pan Pacific Retail Properties, Inc. ....   22,336       815,934
Parkway Properties, Inc. ...............    6,258       219,531
Pennsylvania Real Estate Investment
  Trust.................................   11,035       286,910
Post Properties, Inc. ..................   24,554       586,841
Prentiss Properties Trust...............   25,950       733,866
ProLogis................................  118,490     2,980,023
PS Business Parks, Inc. ................   14,305       454,899
Public Storage, Inc. ...................   78,149     2,524,994
Reckson Associates Realty Corp. ........   33,149       697,786
Regency Centers Corp. ..................   38,925     1,261,170
RFS Hotel Investors, Inc. ..............   18,919       205,460
Rouse Co. ..............................   57,720     1,829,724
Saul Centers, Inc. .....................   10,046       239,095
Shurgard Storage Centers, Inc. (Class
  A)....................................   23,849       747,428
Simon Property Group, Inc. .............  124,806     4,252,140
SL Green Realty Corp. ..................   20,249       639,868
Sovran Self Storage, Inc. ..............    8,775       248,859
Summit Properties, Inc. ................   18,298       325,704
Sun Communities, Inc. ..................   12,089       442,095
Tanger Factory Outlet Centers, Inc. ....    5,956       184,636
Taubman Centers, Inc. ..................   34,744       563,895
Town & Country Trust....................   10,847       228,872
Trizec Properties, Inc. ................   99,724       936,408
United Dominion Realty Trust, Inc. .....   70,922     1,160,284
Vornado Realty Trust....................   72,082     2,681,450
Washington Real Estate Investment
  Trust.................................   25,995       662,873
Weingarten Realty Investors.............   34,557     1,273,771
Winston Hotels, Inc. ...................   13,389       104,434
                                                    -----------
                                                     86,828,313
                                                    -----------
TOTAL REAL ESTATE INVESTMENT TRUST --
  (Cost $86,567,060)....................             86,828,313
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $86,567,060)....................             86,828,313
                                                    -----------
SHORT TERM INVESTMENTS -- 0.3%
MONEY MARKET FUND -- 0.3%
AIM Short Term Investment Class Prime
  Fund (Cost $260,547)..................  260,547       260,547
                                                    -----------
TOTAL INVESTMENTS -- 100.1%
  (Cost $86,827,607)....................             87,088,860
OTHER ASSETS AND
  LIABILITIES -- (0.1)%.................               (77,996)
                                                    -----------
NET ASSETS -- 100.0%....................            $87,010,864
                                                    ===========

(a) Non-income producing security

See accompanying notes to financial statements.

STREETTRACKS MORGAN STANLEY TECHNOLOGY INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
COMMON STOCKS -- 100.0%
COMMUNICATIONS EQUIPMENT -- 11.4%
Motorola, Inc. .......................     99,455   $   860,286
Nokia OYJ ADR.........................     55,007       852,609
QUALCOMM, Inc. (a)....................     23,650       860,623
Tellabs, Inc. (a).....................    121,571       883,821
                                                    -----------
                                                      3,457,339
                                                    -----------
COMPUTERS (HARDWARE) -- 14.2%
Apple Computer, Inc. (a)..............     63,021       903,091
Dell Computer Corp. (a)...............     32,538       870,066
Hewlett-Packard Co. ..................     47,189       819,201
International Business Machines
  Corp. ..............................     11,155       864,512
Juniper Networks, Inc. (a)............    121,571       826,683
                                                    -----------
                                                      4,283,553
                                                    -----------
COMPUTERS (NETWORKING) -- 6.0%
Accenture Ltd. Bermuda (a)............     51,960       934,761
Cisco Systems, Inc. (a)...............     67,153       879,704
                                                    -----------
                                                      1,814,465
                                                    -----------
COMPUTERS (PERIPHERALS) -- 2.9%
EMC Corp. (a).........................    144,897       889,668
                                                    -----------
COMPUTER SOFTWARE/SERVICES -- 25.8%
Computer Associates International,
  Inc. ...............................     68,024       918,324
eBay, Inc. (a)........................     12,759       865,315
Electronic Arts (a)...................     16,968       844,497
Intuit, Inc. (a)......................     18,332       860,137
Microsoft Corp. (a)...................     16,800       868,560
Oracle Corp. (a)......................     82,972       896,098
PeopleSoft, Inc. (a)..................     46,876       857,831
VERITAS Software Corp. (a)............     52,542       820,706
Yahoo!, Inc. (a)......................     52,173       853,029
                                                    -----------
                                                      7,784,497
                                                    -----------
ELECTRONICS (COMPONENT DISTRIBUTION) -- 2.8%
Flextronics International Ltd. (a)....    103,618       848,631
                                                    -----------
ELECTRONICS (INSTRUMENT) -- 2.9%
Agilent Technologies, Inc. (a)........     49,507       889,146
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
ELECTRONICS (SEMICONDUCTORS) -- 16.8%
Broadcom Corp. (Class A) (a)..........     56,258   $   847,246
Intel Corp. ..........................     52,388       815,681
Micron Technology, Inc. (a)...........     87,364       850,925
STMicroelectronics N.V. (N.Y.
  Shares).............................     43,811       854,753
Texas Instruments, Inc. ..............     56,615       849,791
Xilinx, Inc. (a)......................     41,915       863,449
                                                    -----------
                                                      5,081,845
                                                    -----------
ENTERTAINMENT -- 2.9%
AOL Time Warner, Inc. (a).............     66,551       871,818
                                                    -----------
EQUIPMENT (SEMICONDUCTORS) -- 2.9%
Applied Materials, Inc. (a)...........     66,951       872,371
                                                    -----------
RETAIL (HOME SHOPPING) -- 2.5%
Amazon.com, Inc. (a)..................     40,635       767,595
                                                    -----------
SERVICES (COMPUTER SYSTEMS) -- 3.0%
Electronic Data Systems Corp. ........     48,483       893,542
                                                    -----------
SERVICES (DATA PROCESSING) -- 5.9%
Automatic Data Processing, Inc. ......     22,622       887,914
First Data Corp. .....................     24,947       883,373
                                                    -----------
                                                      1,771,287
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $66,269,635)..................               30,225,757
                                                    -----------
SHORT TERM INVESTMENTS -- 0.0% '
MONEY MARKET FUND -- 0.0% '
AIM Short Term Investment Class Prime
  Fund (Cost $8,153)..................      8,153         8,153
                                                    -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $66,277,788)..................               30,233,910
OTHER ASSETS AND
  LIABILITIES -- 0.0%.................                   (8,277)
                                                    -----------
NET ASSETS -- 100.0%..................              $30,225,633
                                                    ===========

(a) Non-income producing security

 '  Amount is less than 0.1%

See accompanying notes to financial statements.

STREETTRACKS MORGAN STANLEY INTERNET INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

          SECURITY DESCRIPTION              SHARES     VALUE
          --------------------              ------     -----
COMMON STOCKS -- 100.1%
BROADCASTING (TV, RADIO & CABLE) -- 4.3%
USA Interactive (a).....................     2,833   $   64,933
                                                     ----------
COMMUNICATIONS EQUIPMENT -- 4.3%
Ciena Corp. (a).........................    12,795       65,766
                                                     ----------
COMPUTERS (HARDWARE) -- 4.2%
Juniper Networks, Inc. (a)..............     9,305       63,274
                                                     ----------
COMPUTERS (NETWORKING) -- 4.4%
Cisco Systems, Inc. (a).................     5,137       67,295
                                                     ----------
COMPUTERS (PERIPHERALS) -- 4.5%
EMC Corp. (a)...........................    11,095       68,123
                                                     ----------
COMPUTER SOFTWARE/SERVICES -- 48.0%
BEA Systems, Inc. (a)...................     5,614       64,392
Check Point Software Technologies Ltd.
  (a)...................................     5,078       65,862
eBay, Inc. (a)..........................       977       66,260
Intuit, Inc. (a)........................     1,402       65,782
Microsoft Corp. (a).....................     1,282       66,279
Oracle Corp. (a)........................     6,353       68,612
Overture Services, Inc. (a).............     2,423       66,172
PeopleSoft, Inc. (a)....................     3,582       65,551
VeriSign, Inc. (a)......................     8,187       65,660
WebMD Corp. (a).........................     8,013       68,511
Yahoo!, Inc. (a)........................     3,996       65,335
                                                     ----------
                                                        728,416
                                                     ----------
ENTERTAINMENT -- 4.4%
AOL Time Warner, Inc. (a)...............     5,093       66,718
                                                     ----------

          SECURITY DESCRIPTION              SHARES     VALUE
          --------------------              ------     -----
INVESTMENT BANKING/BROKERAGE -- 4.3%
The Charles Schwab Corp. ...............     5,987   $   64,959
                                                     ----------
RETAIL (HOME SHOPPING) -- 3.9%
Amazon.com, Inc. (a)....................     3,109       58,729
                                                     ----------
SERVICES (ADVERTISING/MARKETING) -- 9.1%
DoubleClick, Inc. (a)...................    11,520       65,203
TMP Worldwide, Inc. (a).................     6,464       73,108
                                                     ----------
                                                        138,311
                                                     ----------
SERVICES (COMMERCIAL & CONSUMER) -- 8.7%
Expedia, Inc. (Class A) (a).............       999       66,863
FreeMarkets, Inc. (a)...................    10,148       65,343
                                                     ----------
                                                        132,206
                                                     ----------
TOTAL COMMON STOCKS --
  (Cost $2,398,615).....................              1,518,730
                                                     ----------
SHORT TERM INVESTMENTS -- 0.0% '
MONEY MARKET FUND -- 0.0% '
AIM Short Term Investment Class Prime
  Fund (Cost $316)......................       316          316
                                                     ----------
TOTAL INVESTMENTS -- 100.1%
  (Cost $2,398,931).....................              1,519,046
OTHER ASSETS AND
  LIABILITIES -- (0.1)%.................                 (2,083)
                                                     ----------
NET ASSETS -- 100.0%....................             $1,516,963
                                                     ==========

(a) Non-income producing security

 '  Amount is less than 0.1%

See accompanying notes to financial statements.

FORTUNE 500(R) INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
COMMON STOCKS -- 99.8%
AEROSPACE/DEFENSE -- 1.2%
General Dynamics Corp. ...............      2,243   $   178,027
Goodrich Corp. .......................      1,258        23,046
Lockheed Martin Corp. ................      5,072       292,908
Northrop Grumman Corp. ...............      2,037       197,589
The Boeing Co. .......................      8,911       293,974
                                                    -----------
                                                        985,544
                                                    -----------
AGRICULTURE -- 0.1%
Archer-Daniels-Midland Co. ...........      7,238        89,751
                                                    -----------
AIR FREIGHT -- 0.2%
Airborne, Inc. .......................        559         8,290
FedEx Corp. ..........................      3,312       179,577
                                                    -----------
                                                        187,867
                                                    -----------
AIRLINES -- 0.2%
AMR Corp. (a).........................      1,718        11,339
Continental Airlines, Inc.
  (Class B) (a).......................        704         5,104
Delta Air Lines, Inc. ................      1,385        16,759
Northwest Airlines Corp.
  (Class A) (a).......................        951         6,980
Southwest Airlines Co. ...............      8,575       119,192
                                                    -----------
                                                        159,374
                                                    -----------
ALUMINUM -- 0.3%
Alcoa, Inc. ..........................      9,374       213,540
                                                    -----------
AUTOMOBILES -- 0.7%
Ford Motor Co. .......................     20,461       190,287
General Motors Corp. .................      6,229       229,601
Group 1 Automotive, Inc. (a)..........        254         6,066
Harley-Davidson, Inc. ................      3,360       155,232
United Auto Group, Inc. (a)...........        454         5,661
                                                    -----------
                                                        586,847
                                                    -----------
AUTO PARTS & EQUIPMENT -- 0.3%
American Axle & Manufacturing
  Holdings, Inc. (a)..................        535        12,530
ArvinMeritor, Inc. ...................        766        12,769
Cooper Tire & Rubber Co. .............        806        12,364
Dana Corp. ...........................      1,667        19,604
Delphi Corp. .........................      6,180        49,749
Genuine Parts Co. ....................      1,959        60,337
Lear Corp. (a)........................        738        24,561
The Goodyear Tire & Rubber Co. .......      1,947        13,259
Visteon Corp. ........................      1,424         9,911
                                                    -----------
                                                        215,084
                                                    -----------
BANKS (MAJOR REGIONAL) -- 4.9%
Amsouth BanCorp. .....................      3,906        74,995
Bank One Corp. .......................     12,919       472,189
BB&T Corp. ...........................      5,339       197,490
Comerica, Inc. .......................      1,955        84,534
Fifth Third Bancorp...................      6,407       375,130
FleetBoston Financial Corp. ..........     11,679       283,800
KeyCorp...............................      4,734       119,013
Mellon Financial Corp. ...............      4,830       126,111
National City Corp. ..................      6,824       186,432
Northern Trust Corp. .................      2,467        86,468

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
PNC Financial Services Group..........      3,151   $   132,027
Regions Financial Corp. ..............      2,457        81,965
Southtrust Corp. .....................      3,853        95,747
SunTrust Banks, Inc. .................      3,137       178,558
The Bank of New York Co., Inc. .......      8,083       193,669
U.S. Bancorp..........................     21,248       450,883
Union Planters Corp. .................      2,232        62,808
Wells Fargo & Co. ....................     18,784       880,406
                                                    -----------
                                                      4,082,225
                                                    -----------
BANKS (MONEY CENTER) -- 2.1%
Bank of America Corp. ................     16,620     1,156,254
Wachovia Corp. .......................     15,094       550,025
                                                    -----------
                                                      1,706,279
                                                    -----------
BEVERAGES (ALCOHOLIC) -- 0.6%
Anheuser-Busch Cos., Inc. ............      9,494       459,510
                                                    -----------
BEVERAGES (NON-ALCOHOLIC) -- 2.7%
Coca-Cola Enterprises, Inc. ..........      4,978       108,122
PepsiAmericas, Inc. ..................      1,704        22,885
PepsiCo, Inc. ........................     19,172       809,442
The Coca-Cola Co. ....................     27,531     1,206,408
The Pepsi Bottling Group, Inc. .......      3,166        81,366
                                                    -----------
                                                      2,228,223
                                                    -----------
BIOTECHNOLOGY -- 0.8%
Amgen, Inc. (a).......................     14,287       690,634
                                                    -----------
BROADCASTING (TV, RADIO & CABLE) -- 5.0%
Cablevision Systems New York Group
  Group A (a).........................      3,356        56,179
Clear Channel Communications, Inc.
  (a).................................      6,829       254,653
Comcast Corp. Class A.................     25,545       602,096
Cox Communications, Inc.
  (Class A) (a).......................      6,908       196,187
EchoStar Communications Corp. (Class
  A) (a)..............................      5,341       118,891
General Electric Co. (Class H)........    110,551     2,691,917
General Motors Corp. (Class H) (a)....     10,643       113,880
USA Interactive (a)...................      5,007       114,761
                                                    -----------
                                                      4,148,564
                                                    -----------
BUILDING MATERIALS GROUP -- 0.1%
Masco Corp. ..........................      5,484       115,438
                                                    -----------
CHEMICALS -- 1.3%
Air Products & Chemicals, Inc. .......      2,537       108,457
E. I. du Pont de Nemours & Co. .......     11,067       469,241
Eastman Chemical Co. .................        869        31,953
Lyondell Chemical Co. ................      1,763        22,284
Praxair, Inc. ........................      1,798       103,871
Rohm & Haas Co. ......................      2,458        79,836
The Dow Chemical Co. .................     10,129       300,831
                                                    -----------
                                                      1,116,473
                                                    -----------
CHEMICALS (DIVERSIFIED) -- 0.2%
Engelhard Corp. ......................      1,441        32,206
FMC Corp. (a).........................        386        10,546
PPG Industries, Inc. .................      1,878        94,182
                                                    -----------
                                                        136,934
                                                    -----------

See accompanying notes to financial statements.

FORTUNE 500(R) INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
COMMUNICATIONS EQUIPMENT -- 0.3%
Anixter International, Inc. (a).......        444   $    10,323
Motorola, Inc. .......................     25,638       221,769
                                                    -----------
                                                        232,092
                                                    -----------
COMPUTERS (HARDWARE) -- 3.5%
Apple Computer, Inc. (a)..............      3,986        57,119
Dell Computer Corp. (a)...............     28,750       768,775
Hewlett-Packard Co. ..................     33,865       587,896
International Business Machines
  Corp. ..............................     18,771     1,454,753
NCR Corp. (a).........................      1,075        25,521
                                                    -----------
                                                      2,894,064
                                                    -----------
COMPUTERS (NETWORKING) -- 1.3%
Cisco Systems, Inc. (a)...............     80,228     1,050,987
                                                    -----------
COMPUTERS (PERIPHERALS) -- 0.3%
EMC Corp. (a).........................     24,600       151,044
Lexmark International, Inc. (a).......      1,400        84,700
                                                    -----------
                                                        235,744
                                                    -----------
COMPUTER SOFTWARE/SERVICES -- 4.6%
Computer Associates International,
  Inc. ...............................      6,417        86,630
Microsoft Corp. (a)...................     59,398     3,070,877
Oracle Corp. (a)......................     59,443       641,984
Unisys Corp. (a)......................      3,549        35,135
                                                    -----------
                                                      3,834,626
                                                    -----------
CONSUMER FINANCE -- 0.8%
Capital One Financial Corp. ..........      2,460        73,111
Household International, Inc. ........      5,273       146,642
MBNA Corp. ...........................     14,244       270,921
SLM Corp. ............................      1,698       176,354
                                                    -----------
                                                        667,028
                                                    -----------
CONTAINERS (METALS & GLASS) -- 0.1%
Ball Corp. ...........................        625        31,994
Owens-Illinois, Inc. (a)..............      1,624        23,678
                                                    -----------
                                                         55,672
                                                    -----------
CONTAINERS/PACKAGING (PAPER) -- 0.1%
Sealed Air Corp. (a)..................        926        34,540
Temple-Inland, Inc. ..................        591        26,483
                                                    -----------
                                                         61,023
                                                    -----------
DISTRIBUTORS (FOOD & HEALTH) -- 0.8%
AmerisourceBergen Corp. ..............      1,174        63,760
Cardinal Health, Inc. ................      4,939       292,339
Fleming Cos., Inc. ...................        583         3,830
McKesson Corp. .......................      3,215        86,902
Owens & Minor, Inc. ..................        378         6,207
SUPERVALU, Inc. ......................      1,489        24,583
SYSCO Corp. ..........................      7,271       216,603
                                                    -----------
                                                        694,224
                                                    -----------
ELECTRIC COMPANIES -- 2.9%
Allegheny Energy, Inc. ...............      1,400        10,584
Ameren Corp. .........................      1,708        71,002
American Electric Power Co., Inc. ....      3,763       102,843
Avista Corp. .........................        532         6,150
Cinergy Corp. ........................      1,864        62,854
CMS Energy Corp. .....................      1,559        14,717

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
Consolidated Edison, Inc. ............      2,365   $   101,269
Constellation Energy Group, Inc. .....      1,809        50,326
Dominion Resources, Inc. .............      3,425       188,032
DTE Energy Co. .......................      1,861        86,350
Duke Energy Corp. ....................      9,925       193,934
Edison International (a)..............      3,646        43,205
Energy East Corp. ....................      1,606        35,477
Entergy Corp. ........................      2,496       113,793
Exelon Corp. .........................      3,602       190,077
FirstEnergy Corp. ....................      3,314       109,263
FPL Group, Inc. ......................      2,020       121,463
IDACORP, Inc. ........................        414        10,280
Northeast Utilities...................      1,452        22,027
NSTAR.................................        586        26,013
OGE Energy Corp. .....................        859        15,118
PG&E Corp. (a)........................      4,509        62,675
Pinnacle West Capital Corp. ..........        940        32,045
PPL Corp. ............................      1,833        63,568
Progress Energy, Inc. ................      2,621       113,620
Public Service Enterprise Group,
  Inc. ...............................      2,463        79,062
Puget Energy, Inc. ...................      1,031        22,734
SCANA Corp. ..........................      1,221        37,802
Sierra Pacific Resources..............      1,092         7,098
The Southern Co. .....................      7,955       225,842
TXU Corp. ............................      3,401        63,531
Wisconsin Energy Corp. ...............      1,270        32,004
Xcel Energy, Inc. ....................      4,418        48,598
                                                    -----------
                                                      2,363,356
                                                    -----------
ELECTRICAL EQUIPMENT -- 0.4%
Cooper Industries Ltd. ...............      1,051        38,309
EMCOR Group, Inc. (a).................        173         9,171
Emerson Electric Co. .................      4,696       238,792
Rockwell Automation, Inc. ............      2,071        42,890
                                                    -----------
                                                        329,162
                                                    -----------
ELECTRONICS (COMPONENT DISTRIBUTION) -- 0.1%
Arrow Electronics, Inc. (a)...........      1,114        14,248
Avnet, Inc. (a).......................      1,286        13,927
W.W. Grainger, Inc. ..................        999        51,499
                                                    -----------
                                                         79,674
                                                    -----------
ELECTRONICS (DEFENSE) -- 0.2%
Raytheon Co. .........................      4,526       139,174
                                                    -----------
ELECTRONICS (INSTRUMENT) -- 0.1%
Agilent Technologies, Inc. (a)........      5,186        93,141
                                                    -----------
ELECTRONICS (SEMICONDUCTORS) -- 1.8%
Advanced Micro Devices, Inc. (a)......      3,785        24,451
Intel Corp. ..........................     73,572     1,145,516
Micron Technology, Inc. (a)...........      6,699        65,248
Texas Instruments, Inc. ..............     19,183       287,937
                                                    -----------
                                                      1,523,152
                                                    -----------
ENGINEERING & CONSTRUCTION -- 0.1%
Fluor Corp. ..........................        878        24,584
Jacobs Engineering Group, Inc. (a)....        598        21,289
                                                    -----------
                                                         45,873
                                                    -----------

See accompanying notes to financial statements.

FORTUNE 500(R) INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
ENTERTAINMENT -- 2.2%
AOL Time Warner, Inc. (a).............     49,612   $   649,917
The Walt Disney Co. ..................     22,744       370,955
Viacom, Inc. (Class B) (a)............     19,551       796,899
                                                    -----------
                                                      1,817,771
                                                    -----------
EQUIPMENT (SEMICONDUCTORS) -- 0.3%
Applied Materials, Inc. (a)...........     18,374       239,413
                                                    -----------
FINANCIAL (DIVERSIFIED) -- 6.0%
American Express Co. .................     14,583       515,509
Citigroup, Inc. ......................     56,320     1,981,901
Countrywide Credit Industries,
  Inc. ...............................      1,395        72,052
Equity Office Properties Trust........      4,541       113,434
Fannie Mae............................     10,978       706,215
Freddie Mac...........................      7,693       454,271
J.P. Morgan Chase & Co. ..............     22,152       531,648
Morgan Stanley........................     12,044       480,796
State Street Corp. ...................      3,611       140,829
                                                    -----------
                                                      4,996,656
                                                    -----------
FOODS -- 1.4%
Campbell Soup Co. ....................      4,559       107,000
ConAgra Foods, Inc. ..................      5,967       149,235
Dean Foods Co. (a)....................      1,005        37,285
Dole Food Co., Inc. ..................        632        20,591
General Mills, Inc. ..................      4,088       191,932
H.J. Heinz Co. .......................      3,892       127,930
Hershey Foods Corp. ..................      1,519       102,441
Hormel Foods Corp. ...................      1,567        36,558
Interstate Bakeries Corp. ............        488         7,442
Kellogg Co. ..........................      4,512       154,626
Sara Lee Corp. .......................      8,627       194,195
Smithfield Foods, Inc. (a)............      1,227        24,344
Tyson Foods, Inc. (Class A)...........      3,897        43,724
                                                    -----------
                                                      1,197,303
                                                    -----------
FOOTWEAR -- 0.2%
Nike, Inc. (Class B)..................      2,977       132,387
                                                    -----------
GAMING, LOTTERY, & PARIMUTUEL -- 0.2%
Harrah's Entertainment, Inc. (a)......      1,259        49,856
MGM Mirage, Inc. (a)..................      1,760        58,027
Park Place Entertainment Corp. (a)....      3,392        28,493
                                                    -----------
                                                        136,376
                                                    -----------
HARDWARE & TOOLS -- 0.0%
The Black & Decker Corp. .............        886        38,001
                                                    -----------
HEALTH CARE (DIVERSIFIED) -- 3.6%
Abbott Laboratories...................     17,342       693,680
AdvancePCS (a)........................      1,021        22,676
Bristol-Myers Squibb Co. .............     21,579       499,554
Johnson & Johnson.....................     32,996     1,772,215
                                                    -----------
                                                      2,988,125
                                                    -----------
HEALTH CARE (DRUGS/PHARMACEUTICALS) -- 7.0%
Eli Lilly & Co. ......................     12,471       791,908
Merck & Co., Inc. ....................     24,940     1,411,853
Pfizer, Inc. .........................     68,452     2,092,578
Pharmacia Corp. ......................     14,318       598,492

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
Schering-Plough Corp. ................     16,343   $   362,815
Wyeth.................................     14,762       552,099
                                                    -----------
                                                      5,809,745
                                                    -----------
HEALTH CARE (HOSPITAL MANAGEMENT) -- 0.4%
HCA, Inc. ............................      5,683       235,845
Tenet Healthcare Corp. (a)............      5,428        89,019
                                                    -----------
                                                        324,864
                                                    -----------
HEALTH CARE (MANAGED CARE) -- 1.0%
Aetna, Inc. ..........................      1,667        68,547
Anthem, Inc. (a)......................      1,575        99,068
CIGNA Corp. ..........................      1,563        64,271
Coventry Health Care, Inc. (a) .......        654        18,986
Express Scripts, Inc. (Class A)
  (a) ................................        880        42,275
Health Net, Inc. (a) .................      1,390        36,696
Humana, Inc. (a) .....................      1,864        18,640
Oxford Health Plans, Inc. (a) ........        992        36,158
PacifiCare Health Systems,Inc. (a) ...        390        10,959
UnitedHealth Group, Inc. .............      3,383       282,480
Wellpoint Health Networks, Inc. (a)...      1,657       117,912
                                                    -----------
                                                        795,992
                                                    -----------
HEALTH CARE (MEDICAL PRODUCTS/SUPPLIES) -- 1.1%
Baxter International, Inc. ...........      6,563       183,764
Becton Dickinson & Co. ...............      2,862        87,835
Medtronic, Inc. ......................     13,483       614,825
                                                    -----------
                                                        886,424
                                                    -----------
HEALTH CARE (SPECIAL SERVICES) -- 0.1%
Kindred Healthcare, Inc. (a)..........        197         3,576
Quest Diagnostics, Inc. (a)...........      1,084        61,679
                                                    -----------
                                                         65,255
                                                    -----------
HOMEBUILDING -- 0.2%
Centex Corp. .........................        680        34,136
D.R. Horton, Inc. ....................      1,627        28,229
KB HOME...............................        551        23,610
Lennar Corp. .........................        712        36,739
Pulte Homes, Inc. ....................        682        32,647
                                                    -----------
                                                        155,361
                                                    -----------
HOUSEHOLD FURNISHINGS & APPLIANCES -- 0.1%
Leggett & Platt, Inc. ................      2,193        49,211
Maytag Corp. .........................        867        24,709
Whirlpool Corp. ......................        749        39,113
                                                    -----------
                                                        113,033
                                                    -----------
HOUSEHOLD PRODUCTS (NON-DURABLE) -- 2.3%
Colgate-Palmolive Co. ................      5,966       312,797
Kimberly-Clark Corp. .................      5,698       270,484
The Clorox Co. .......................      2,458       101,393
The Procter & Gamble Co. .............     14,429     1,240,028
                                                    -----------
                                                      1,924,702
                                                    -----------
HOUSEWARES -- 0.2%
Fortune Brands, Inc. .................      1,679        78,090
Newell Rubbermaid, Inc. ..............      2,967        89,989
                                                    -----------
                                                        168,079
                                                    -----------

See accompanying notes to financial statements.

FORTUNE 500(R) INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
INSURANCE BROKERS -- 0.4%
Aon Corp. ............................      3,374   $    63,735
Marsh & McLennan Cos., Inc. ..........      5,973       276,012
                                                    -----------
                                                        339,747
                                                    -----------
INSURANCE (LIFE/HEALTH) -- 0.9%
AFLAC, Inc. ..........................      5,755       173,341
Jefferson-Pilot Corp. ................      1,573        59,947
John Hancock Financial Services,
  Inc. ...............................      3,238        90,340
Lincoln National Corp. ...............      1,941        61,297
MetLife, Inc. ........................      7,830       211,723
The Principal Financial Group, Inc.
  (a).................................      3,762       113,349
UnumProvident Corp. ..................      2,710        47,533
                                                    -----------
                                                        757,530
                                                    -----------
INSURANCE (MULTI-LINE) -- 2.5%
American International Group, Inc. ...     28,975     1,676,204
Loews Corp. ..........................      2,068        91,943
Prudential Financial Inc. (a).........      6,342       201,295
The Hartford Financial Services Group,
  Inc. ...............................      2,842       129,112
                                                    -----------
                                                      2,098,554
                                                    -----------
INSURANCE (PROPERTY/CASUALTY) -- 0.9%
Allmerica Financial Corp. ............        594         5,999
American Financial Group, Inc. .......        768        17,718
Fidelity National Financial, Inc. ....      1,063        34,898
First American Corp. .................        790        17,538
Safeco Corp. .........................      1,557        53,981
The Allstate Corp. ...................      7,790       288,152
The Chubb Corp. ......................      1,920       100,224
The Progressive Corp. ................      2,416       119,906
The St. Paul Cos, Inc. ...............      2,513        85,568
                                                    -----------
                                                        723,984
                                                    -----------
INVESTMENT BANKING/BROKERAGE -- 1.3%
Lehman Brothers Holdings, Inc. .......      2,650       141,219
Merrill Lynch & Co., Inc. ............      9,686       367,584
The Bear Stearns Cos., Inc. ..........      1,055        62,667
The Charles Schwab Corp. .............     14,857       161,198
The Goldman Sachs Group, Inc. ........      5,484       373,460
                                                    -----------
                                                      1,106,128
                                                    -----------
LEISURE TIME (PRODUCTS) -- 0.1%
Brunswick Corp. ......................        976        19,383
Mattel, Inc. .........................      4,852        92,916
                                                    -----------
                                                        112,299
                                                    -----------
LODGING (HOTELS) -- 0.3%
Hilton Hotels Corp. ..................      4,174        53,051
Host Marriott Corp. (a)...............      2,919        25,833
Marriott International, Inc. (Class
  A)..................................      2,617        86,021
Starwood Hotels & Resorts Worldwide,
  Inc. (Class B)......................      2,201        52,252
                                                    -----------
                                                        217,157
                                                    -----------
MACHINERY (DIVERSIFIED) -- 0.4%
Caterpillar, Inc. ....................      3,841       175,611
Deere & Co. ..........................      2,650       121,502
Dover Corp. ..........................      2,265        66,047
                                                    -----------
                                                        363,160
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
MANUFACTURING (DIVERSIFIED) -- 2.2%
3M Co. ...............................      4,345   $   535,738
American Standard Cos., Inc. (a)......        802        57,054
Danaher Corp. ........................      1,699       111,624
Eaton Corp. ..........................        779        60,848
Honeywell International, Inc. ........      9,137       219,288
Illinois Tool Works, Inc. ............      3,417       221,627
ITT Industries, Inc. .................      1,016        61,661
Johnson Controls, Inc. ...............        986        79,048
Lennox International, Inc. ...........        633         7,944
Parker-Hannifin Corp. ................      1,323        61,030
SPX Corp. (a).........................        911        34,117
Textron, Inc. ........................      1,539        66,162
United Technologies Corp. ............      5,281       327,105
                                                    -----------
                                                      1,843,246
                                                    -----------
MANUFACTURING (SPECIALIZED) -- 0.2%
Avery Dennison Corp. .................      1,220        74,518
Jabil Circuit, Inc. (a)...............      2,197        39,370
York International Corp. .............        440        11,251
                                                    -----------
                                                        125,139
                                                    -----------
METALS MINING -- 0.0%
Phelps Dodge Corp. (a)................        979        30,985
                                                    -----------
NATURAL GAS (DISTRIBUTION/PIPE LINE) -- 0.3%
CenterPoint Energy, Inc. .............      3,276        27,846
El Paso Corp. ........................      6,674        46,451
KeySpan Corp. ........................      1,573        55,433
NiSource, Inc. .......................      2,735        54,700
ONEOK, Inc. ..........................        666        12,787
Sempra Energy.........................      2,310        54,631
Western Gas Resources, Inc. ..........        363        13,377
                                                    -----------
                                                        265,225
                                                    -----------
OFFICE EQUIPMENT & SUPPLIES -- 0.2%
IKON Office Solutions, Inc. ..........      1,600        11,440
Pitney Bowes, Inc. ...................      2,649        86,516
Steelcase, Inc. (Class A).............      1,626        17,821
United Stationers, Inc. (a)...........        375        10,801
                                                    -----------
                                                        126,578
                                                    -----------
OIL (DOMESTIC INTEGRATED) -- 0.3%
Amerada Hess Corp. ...................        985        54,224
Marathon Oil Corp. ...................      3,468        73,834
Occidental Petroleum Corp. ...........      4,204       119,604
Premcor Inc. (a)......................        649        14,427
                                                    -----------
                                                        262,089
                                                    -----------
OIL (INTERNATIONAL INTEGRATED) -- 4.6%
ChevronTexaco Corp. ..................     11,858       788,320
ConocoPhillips........................      7,524       364,086
Exxon Mobil Corp. ....................     74,753     2,611,870
                                                    -----------
                                                      3,764,276
                                                    -----------
OIL & GAS (DRILLING & EQUIPMENT) -- 0.3%
Baker Hughes, Inc. ...................      3,751       120,745
Halliburton Co. ......................      4,848        90,706
                                                    -----------
                                                        211,451
                                                    -----------

See accompanying notes to financial statements.

FORTUNE 500(R) INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
OIL & GAS (EXPLORATION/PRODUCTS) -- 0.7%
Anadarko Petroleum Corp. .............      2,757   $   132,060
Burlington Resources Inc. ............      2,235        95,323
Devon Energy Corp. ...................      1,723        79,086
FMC Technologies, Inc. (a)............        721        14,730
Kerr-McGee Corp. .....................      1,106        48,996
Murphy Oil Corp. .....................      1,012        43,364
Smith International, Inc. (a).........      1,116        36,404
Unocal Corp. .........................      2,867        87,673
                                                    -----------
                                                        537,636
                                                    -----------
OIL & GAS (REFINING & MARKETING) -- 0.1%
Ashland, Inc. ........................        781        22,282
Sunoco, Inc. .........................        843        27,971
Valero Energy Corp. ..................      1,166        43,072
                                                    -----------
                                                         93,325
                                                    -----------
PAPER & FOREST PRODUCTS -- 0.6%
Boise Cascade Corp. ..................        650        16,393
Georgia-Pacific Corp. ................      2,782        44,957
International Paper Co. ..............      5,307       185,586
MeadWestvaco Corp. ...................      2,206        54,510
Smurfit-Stone Container Corp. (a).....      2,739        42,156
Weyerhaeuser Co. .....................      2,455       120,811
                                                    -----------
                                                        464,413
                                                    -----------
PERSONAL CARE -- 0.7%
Avon Products, Inc. ..................      2,625       141,409
The Estee Lauder Cos., Inc. (Class
  A)..................................      2,640        69,696
The Gillette Co. .....................     11,696       355,090
                                                    -----------
                                                        566,195
                                                    -----------
PHOTOGRAPHY/IMAGING -- 0.2%
Eastman Kodak Co. ....................      3,241       113,564
Xerox Corp. (a).......................      8,113        65,310
                                                    -----------
                                                        178,874
                                                    -----------
PUBLISHING -- 0.2%
The McGraw-Hill Cos., Inc. ...........      2,157       130,369
                                                    -----------
PUBLISHING (NEWSPAPERS) -- 0.5%
Gannett Co., Inc. ....................      2,966       212,959
The New York Times Co. (Class A)......      1,684        77,009
Tribune Co. ..........................      3,398       154,473
                                                    -----------
                                                        444,441
                                                    -----------
RAILROADS -- 0.5%
Burlington Northern Santa Fe Corp. ...      4,227       109,944
CSX Corp. ............................      2,384        67,491
Norfolk Southern Corp. ...............      4,314        86,237
Union Pacific Corp. ..................      2,820       168,834
                                                    -----------
                                                        432,506
                                                    -----------
RESTAURANTS -- 0.4%
Darden Restaurants, Inc. .............      1,905        38,957
McDonald's Corp. .....................     14,168       227,821
Yum! Brands, Inc. (a).................      3,293        79,757
                                                    -----------
                                                        346,535
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
RETAIL (BUILDING SUPPLIES) -- 1.2%
Lowe's Cos., Inc. ....................      8,709   $   326,587
The Home Depot, Inc. .................     26,149       626,530
The Sherwin-Williams Co. .............      1,678        47,404
                                                    -----------
                                                      1,000,521
                                                    -----------
RETAIL (COMPUTERS & ELECTRONICS) -- 0.2%
Best Buy Co., Inc. (a)................      3,564        86,071
CDW Computer Centers, Inc. (a)........        988        43,324
Circuit City Stores -- Circuit City
  Group...............................      2,319        17,207
Radioshack Corp. .....................      1,911        35,812
Tech Data Corp. (a)...................        622        16,769
                                                    -----------
                                                        199,183
                                                    -----------
RETAIL (DEPARTMENT STORES) -- 0.6%
Dillards, Inc. (Class A)..............        928        14,718
Federated Department Stores, Inc.
  (a).................................      2,208        63,502
J.C. Penney Co., Inc. ................      3,001        69,053
Kohl's Corp. (a)......................      3,758       210,260
Nordstrom, Inc. ......................      1,487        28,209
Saks, Inc. (a)........................      1,593        18,702
The May Department Stores Co. ........      3,198        73,490
                                                    -----------
                                                        477,934
                                                    -----------
RETAIL (DISCOUNTERS) -- 0.2%
Big Lots, Inc. (a)....................      1,277        16,895
Dollar General Corp. .................      3,710        44,335
Family Dollar Stores, Inc. ...........      1,943        60,641
ShopKo Stores, Inc. (a)...............        323         4,021
                                                    -----------
                                                        125,892
                                                    -----------
RETAIL (GENERAL MERCHANDISING CHAIN) -- 3.7%
BJ'S Wholesale Club, Inc. (a).........        788        14,420
Costco Wholesale Corp. (a)............      5,046       141,591
Performance Food Group Co. (a)........        486        16,504
Sears, Roebuck & Co. .................      3,501        83,849
Target Corp. .........................     10,125       303,750
Wal-Mart Stores, Inc. ................     49,131     2,481,607
                                                    -----------
                                                      3,041,721
                                                    -----------
RETAIL (SPECIALTY) -- 0.5%
Amazon.com, Inc. (a)..................      4,224        79,791
Autonation, Inc. (a)..................      3,406        42,779
Autozone, Inc. (a)....................      1,083        76,514
Barnes & Noble, Inc. (a)..............        745        13,462
Borders Group, Inc. (a)...............        897        14,442
Carmax, Inc. .........................      1,143        20,437
Foot Locker, Inc. (a).................      1,583        16,621
Office Depot, Inc. (a)................      3,426        50,568
Sonic Automotive, Inc. (Class A)
  (a).................................        469         6,974
Staples, Inc. (a).....................      5,259        96,240
Toys "R" Us, Inc. (a).................      2,343        23,430
                                                    -----------
                                                        441,258
                                                    -----------
RETAIL (SPECIALTY APPAREL) -- 0.5%
Limited Brands........................      5,786        80,599
Liz Claiborne, Inc. ..................      1,178        34,928
The Gap, Inc. ........................      9,851       152,887
The TJX Cos., Inc. ...................      5,864       114,465
                                                    -----------
                                                        382,879
                                                    -----------

See accompanying notes to financial statements.

FORTUNE 500(R) INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
RETAIL STORES (DRUG STORE) -- 0.6%
Caremark Rx, Inc. (a).................      2,843   $    46,199
CVS Corp. ............................      4,354       108,719
Longs Drug Stores Corp. ..............        440         9,126
Walgreen Co. .........................     11,418       333,291
                                                    -----------
                                                        497,335
                                                    -----------
RETAIL STORES (FOOD CHAINS) -- 0.4%
Albertson's, Inc. ....................      4,237        94,316
Safeway, Inc. (a).....................      4,925       115,048
The Kroger Co. (a)....................      8,630       133,334
Winn-Dixie Stores, Inc. ..............      1,580        24,142
                                                    -----------
                                                        366,840
                                                    -----------
SAVINGS & LOAN COMPANIES -- 0.6%
Golden West Financial Corp. ..........      1,718       123,370
Washington Mutual, Inc. ..............     10,485       362,047
                                                    -----------
                                                        485,417
                                                    -----------
SERVICES (ADVERTISING/MARKETING) -- 0.2%
Omnicom Group, Inc. ..................      2,091       135,078
The Interpublic Group of Cos.,
  Inc. ...............................      4,234        59,615
                                                    -----------
                                                        194,693
                                                    -----------
SERVICES (COMMERCIAL & CONSUMER) -- 0.3%
ARAMARK Corp. (Class B) (a)...........      2,109        49,562
Cendant Corp. (a).....................     11,582       121,379
NorthWestern Corp. ...................        415         2,108
Pittston Brink's Group................        598        11,051
The Service Master Co. ...............      3,398        37,718
                                                    -----------
                                                        221,818
                                                    -----------
SERVICES (COMPUTER SYSTEMS) -- 0.2%
Computer Sciences Corp. (a)...........      1,908        65,731
Electronic Data Systems Corp. ........      5,325        98,140
Ingram Micro, Inc. (Class A) (a)......      1,655        20,439
                                                    -----------
                                                        184,310
                                                    -----------
SERVICES (DATA PROCESSING) -- 0.7%
Automatic Data Processing, Inc. ......      6,634       260,385
First Data Corp. .....................      8,335       295,142
                                                    -----------
                                                        555,527
                                                    -----------
SERVICES (EMPLOYMENT) -- 0.0%
Manpower, Inc. .......................        848        27,051
                                                    -----------
SPECIALTY PRINTING -- 0.0%
R.R. Donnelley & Sons Co. ............      1,252        27,256
                                                    -----------
STEEL -- 0.1%
AK Steel Holding Corp. (a)............      1,218         9,744
Nucor Corp. ..........................        860        35,518
                                                    -----------
                                                         45,262
                                                    -----------
TELEPHONE -- 3.5%
ALLTEL Corp. .........................      3,453       176,103
BellSouth Corp. ......................     20,622       533,491

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
SBC Communications, Inc. .............     36,867   $   999,464
Verizon Communications, Inc. .........     30,381     1,177,264
                                                    -----------
                                                      2,886,322
                                                    -----------
TELEPHONE (LONG DISTANCE) -- 0.4%
AT&T Corp. ...........................      8,577       223,945
Sprint Corp. .........................      9,968       144,337
                                                    -----------
                                                        368,282
                                                    -----------
TEXTILES (APPAREL) -- 0.1%
Jones Apparel Group, Inc. (a).........      1,420        50,325
V. F. Corp. ..........................      1,214        43,764
                                                    -----------
                                                         94,089
                                                    -----------
TEXTILES (HOME FURNISHINGS) -- 0.1%
Mohawk Industries, Inc. (a)...........        742        42,257
                                                    -----------
TOBACCO -- 1.2%
Loews Corp. ..........................      1,916        38,837
Philip Morris Cos., Inc. .............     22,968       930,893
R.J. Reynolds Tobacco Holdings,
  Inc. ...............................      1,007        42,405
                                                    -----------
                                                      1,012,135
                                                    -----------
TRUCKING -- 1.0%
C. H. Robinson Worldwide, Inc. .......        932        29,078
CNF, Inc. ............................        546        18,149
Ryder Systems, Inc. ..................        681        15,282
United Parcel Service, Inc. (Class
  B)..................................     12,395       781,877
Yellow Corp. (a)......................        305         7,683
                                                    -----------
                                                        852,069
                                                    -----------
TRUCKS & PARTS -- 0.1%
Cummins, Inc. ........................        450        12,659
Navistar International Corp. (a)......        668        16,239
Paccar, Inc. .........................      1,302        60,061
                                                    -----------
                                                         88,959
                                                    -----------
WASTE MANAGEMENT -- 0.2%
Allied Waste Industries, Inc.(a)......      2,196        21,960
Waste Management, Inc. ...............      6,791       155,650
                                                    -----------
                                                        177,610
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $102,949,886).................               82,549,227
                                                    -----------
SHORT TERM INVESTMENTS -- 0.5%
MONEY MARKET FUND -- 0.5%
AIM Short Term Investment Class Prime
  Fund (Cost $390,587)................    390,587       390,587
                                                    -----------
TOTAL INVESTMENTS -- 100.3%
  (Cost $103,340,473).................               82,939,814
OTHER ASSETS AND
  LIABILITIES -- (0.3)%...............                (239,251)
                                                    -----------
NET ASSETS -- 100.0%..................              $82,700,563
                                                    ===========

(a) Non-income producing security

See accompanying notes to financial statements.

FORTUNE E-50(TM) INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                        SHARES     VALUE
--------------------                        ------     -----
COMMON STOCKS -- 100.0%
BROADCASTING (TV, RADIO & CABLE) -- 8.3%
Comcast Corp. Class A...................     6,384   $  150,471
USA Interactive (a).....................    11,730      268,851
                                                     ----------
                                                        419,322
                                                     ----------
COMMUNICATIONS EQUIPMENT -- 2.1%
QUALCOMM, Inc. (a)......................     1,855       67,504
Tellabs, Inc. (a).......................     5,472       39,781
                                                     ----------
                                                        107,285
                                                     ----------
COMPUTERS (HARDWARE) -- 10.7%
Dell Computer Corp. (a).................     9,277      248,067
International Business Machines
  Corp. ................................     2,700      209,250
Juniper Networks, Inc. (a)..............     7,073       48,096
Sun Microsystems, Inc. (a)..............    12,631       39,283
                                                     ----------
                                                        544,696
                                                     ----------
COMPUTERS (NETWORKING) -- 9.9%
Cisco Systems, Inc. (a).................    33,558      439,610
Network Appliance, Inc. (a).............     6,257       62,570
                                                     ----------
                                                        502,180
                                                     ----------
COMPUTERS (PERIPHERALS) -- 0.7%
EMC Corp. (a)...........................     5,730       35,182
                                                     ----------
COMPUTER SOFTWARE/SERVICES -- 34.4%
Adobe Systems, Inc. ....................     2,156       53,471
BEA Systems, Inc. (a)...................     6,055       69,451
Check Point Software Technologies Ltd.
  (a)...................................     3,581       46,446
CheckFree Corp. ........................     2,541       40,659
Citrix Systems, Inc. (a)................     2,397       29,531
Earthlink, Inc. (a).....................     4,503       24,541
eBay, Inc. (a)..........................     4,225      286,539
Intuit, Inc. (a)........................     1,325       62,169
Macromedia, Inc. (a)....................     3,290       35,039
Microsoft Corp. (a).....................     4,089      211,401
Network Associates, Inc. (a)............     4,103       66,017
Oracle Corp. (a)........................    29,522      318,838
Overture Services, Inc. (a).............     1,910       52,162
PeopleSoft, Inc. (a)....................     2,987       54,662
RealNetworks, Inc. (a)..................     7,888       30,053
S1 Corp. (a)............................     4,542       20,257
Siebel Systems, Inc. (a)................     5,920       44,282
Symantec Corp. .........................     1,267       51,326
TIBCO Software, Inc. (a)................     6,671       41,227
VeriSign, Inc. (a)......................     2,989       23,972
VERITAS Software Corp. (a)..............     3,220       50,296
Yahoo!, Inc. (a)........................     8,179      133,727
                                                     ----------
                                                      1,746,066
                                                     ----------

SECURITY DESCRIPTION                        SHARES     VALUE
--------------------                        ------     -----
ELECTRONICS (SEMICONDUCTORS) -- 9.7%
Broadcom Corp. (Class A) (a)............     3,627   $   54,623
Intel Corp. ............................    18,436      287,048
Texas Instruments, Inc. ................    10,014      150,310
                                                     ----------
                                                        491,981
                                                     ----------
ENTERTAINMENT -- 3.7%
AOL Time Warner, Inc. (a)...............    14,458      189,400
                                                     ----------
INVESTMENT BANKING/BROKERAGE -- 3.4%
E*Trade Group, Inc. (a).................     9,705       47,166
Knight Trading Group, Inc. (a)..........     4,236       20,291
The Charles Schwab Corp. ...............     9,731      105,581
                                                     ----------
                                                        173,038
                                                     ----------
RETAIL (HOME SHOPPING) -- 2.8%
Amazon.com, Inc. (a)....................     7,506      141,788
                                                     ----------
SERVICES (ADVERTISING/MARKETING) -- 0.9%
DoubleClick, Inc. (a)...................     5,745       32,517
TMP Worldwide, Inc. (a).................     1,246       14,092
                                                     ----------
                                                         46,609
                                                     ----------
SERVICES (COMMERCIAL & CONSUMER) -- 0.6%
FreeMarkets, Inc. (a)...................     2,771       17,842
Sabre Holdings Corp. (a)................       735       13,311
                                                     ----------
                                                         31,153
                                                     ----------
TELEPHONE -- 9.1%
BellSouth Corp. ........................     5,350      138,405
SBC Communications, Inc. ...............     5,419      146,909
Verizon Communications, Inc. ...........     4,494      174,142
                                                     ----------
                                                        459,456
                                                     ----------
TELEPHONE (LONG DISTANCE) -- 0.9%
AT&T Corp. .............................     1,650       43,082
                                                     ----------
TRUCKING -- 2.8%
United Parcel Service, Inc. (Class B)...     2,247      141,741
                                                     ----------
TOTAL COMMON STOCKS --
  (Cost $7,915,448).....................              5,072,979
                                                     ----------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class Prime
  Fund (Cost $2,170)....................     2,170        2,170
                                                     ----------
TOTAL INVESTMENTS -- 100.1%
  (Cost $7,917,618).....................              5,075,149
OTHER ASSETS AND
  LIABILITIES -- (0.1)%.................                (2,608)
                                                     ----------
NET ASSETS -- 100.0%....................             $5,072,541
                                                     ==========

(a) Non-income producing security

See accompanying notes to financial statements.

                      (This page intentionally left blank)

STREETTRACKS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              DOW JONES U.S.    DOW JONES U.S.     DOW JONES U.S.
                                                             LARGE CAP GROWTH   LARGE CAP VALUE   SMALL CAP GROWTH
                                                                INDEX FUND        INDEX FUND         INDEX FUND
                                                             ----------------   ---------------   ----------------
ASSETS
  Investments in securities at value (Note 2)..............    $ 14,566,033       $25,300,231       $15,734,478
  Cash.....................................................             241               201               125
  Foreign currency.........................................              --                --                --
  Receivable for investments sold..........................              --             3,568            47,650
  Dividends receivable (Note 2)............................          14,514            43,646               519
                                                               ------------       -----------       -----------
         TOTAL ASSETS......................................      14,580,788        25,347,646        15,782,772
                                                               ------------       -----------       -----------
LIABILITIES
  Distributions payable (Note 2)...........................          33,119           139,458                --
  Payable for investments purchased........................           3,945                --           115,567
  Accrued advisory fee (Note 3)............................           2,570             3,704             3,057
  Accrued trustees fee (Note 3)............................           3,790             8,406             4,713
                                                               ------------       -----------       -----------
         TOTAL LIABILITIES.................................          43,424           151,568           123,337
                                                               ------------       -----------       -----------
         NET ASSETS........................................    $ 14,537,364       $25,196,078       $15,659,435
                                                               ============       ===========       ===========
NET ASSETS REPRESENTED BY:
  Paid in capital (Note 4).................................    $ 30,039,354       $33,909,049       $29,062,975
  Undistributed (distribution in excess of) net investment
    income.................................................            (141)            3,747           (18,334)
  Accumulated net realized gain (loss) on investments and
    foreign currency transactions..........................     (11,646,767)       (2,048,265)       (8,332,689)
  Net unrealized appreciation (depreciation) on:
    Investments............................................      (3,855,082)       (6,668,453)       (5,052,517)
    Foreign currency.......................................              --                --                --
                                                               ------------       -----------       -----------
         NET ASSETS........................................    $ 14,537,364       $25,196,078       $15,659,435
                                                               ============       ===========       ===========
NET ASSET VALUE PER STREETTRACKS SHARE
  Net asset value per streetTRACKS share...................    $      36.33       $    100.75       $     44.73
                                                               ============       ===========       ===========
  Shares outstanding (unlimited amount authorized, $0.01
    par value).............................................         400,105           250,077           350,100
                                                               ============       ===========       ===========
  Investments in securities, at cost.......................    $ 18,421,115       $31,968,684       $20,786,995
                                                               ============       ===========       ===========
  Foreign currency, at cost................................    $         --       $        --       $        --
                                                               ============       ===========       ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

    DOW JONES U.S.      DOW JONES      WILSHIRE     MORGAN STANLEY   MORGAN STANLEY     FORTUNE        FORTUNE
    SMALL CAP VALUE   GLOBAL TITANS      REIT         TECHNOLOGY        INTERNET         500(R)       E-50(TM)
      INDEX FUND       INDEX FUND     INDEX FUND      INDEX FUND       INDEX FUND      INDEX FUND    INDEX FUND
    ---------------   -------------   -----------   --------------   --------------   ------------   -----------
      $42,074,191      $14,982,363    $87,088,860    $ 30,233,910     $  1,519,046    $ 82,939,814   $ 5,075,149
              100            8,627         15,312             140              100             400           578
               --            6,387             --              --               --              --            --
               --           28,517        718,201              --               --              --            --
           98,926           30,493        527,651          15,807                2         131,769           722
      -----------      -----------    -----------    ------------     ------------    ------------   -----------
       42,173,217       15,056,387     88,350,024      30,249,857        1,519,148      83,071,983     5,076,449
      -----------      -----------    -----------    ------------     ------------    ------------   -----------
          506,157           34,335        883,525              --               --         352,561            --
               --               --        437,767              --               --              --            --
            8,932            6,525         15,468          13,760              676          13,983           907
            3,586            3,097          2,400          10,464            1,509           4,876         3,001
      -----------      -----------    -----------    ------------     ------------    ------------   -----------
          518,675           43,957      1,339,160          24,224            2,185         371,420         3,908
      -----------      -----------    -----------    ------------     ------------    ------------   -----------
      $41,654,542      $15,012,430    $87,010,864    $ 30,225,633     $  1,516,963    $ 82,700,563   $ 5,072,541
      ===========      ===========    ===========    ============     ============    ============   ===========
      $45,272,746      $23,599,195    $86,341,745    $101,860,835     $ 22,844,974    $107,506,029   $13,871,494
          114,463            8,229        490,763         (66,638)         (11,169)          4,544         1,838
          306,536       (2,647,235)       (82,897)    (35,524,686)     (20,436,957)     (4,409,351)   (5,958,322)
       (4,039,203)      (5,948,632)       261,253     (36,043,878)        (879,885)    (20,400,659)   (2,842,469)
               --              873             --              --               --              --            --
      -----------      -----------    -----------    ------------     ------------    ------------   -----------
      $41,654,542      $15,012,430    $87,010,864    $ 30,225,633     $  1,516,963    $ 82,700,563   $ 5,072,541
      ===========      ===========    ===========    ============     ============    ============   ===========
      $    118.98      $     50.02    $    116.00    $      28.78     $       7.58    $      63.61   $     20.28
      ===========      ===========    ===========    ============     ============    ============   ===========
          350,096          300,119        750,092       1,050,102          200,145       1,300,102       250,118
      ===========      ===========    ===========    ============     ============    ============   ===========
      $46,113,394      $20,930,995    $86,827,607    $ 66,277,788     $  2,398,931    $103,340,473   $ 7,917,618
      ===========      ===========    ===========    ============     ============    ============   ===========
               --      $     6,118    $        --    $         --     $         --    $         --   $        --
      ===========      ===========    ===========    ============     ============    ============   ===========

STREETTRACKS SERIES TRUST
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                             DOW JONES U.S.    DOW JONES U.S.     DOW JONES U.S.
                                                            LARGE CAP GROWTH   LARGE CAP VALUE   SMALL CAP GROWTH
                                                               INDEX FUND        INDEX FUND         INDEX FUND
                                                            ----------------   ---------------   ----------------
INVESTMENT INCOME
  Dividend income (Note 2)................................    $     55,670       $   362,009       $     7,735
  Foreign taxes withheld..................................              --                --                --
                                                              ------------       -----------       -----------
  TOTAL INVESTMENT INCOME.................................          55,670           362,009             7,735
                                                              ------------       -----------       -----------
EXPENSES
  Advisory fee (Note 3)...................................          14,731            26,572            19,584
  Trustees fee (Note 3)...................................           4,320             9,961             6,485
                                                              ------------       -----------       -----------
  NET EXPENSES............................................          19,051            36,533            26,069
                                                              ------------       -----------       -----------
  NET INVESTMENT INCOME (LOSS)............................          36,619           325,476           (18,334)
                                                              ------------       -----------       -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on:
    Investments...........................................     (11,142,190)       (3,622,812)       (6,482,869)
    Foreign currency transactions.........................              --                --                --
  Net change in unrealized appreciation (depreciation) on:
    Investments...........................................       9,046,094          (194,578)        2,596,590
    Foreign currency......................................              --                --                --
                                                              ------------       -----------       -----------
      NET REALIZED AND UNREALIZED GAIN (LOSS) ON
         INVESTMENTS AND FOREIGN CURRENCY.................      (2,096,096)       (3,817,390)       (3,886,279)
                                                              ------------       -----------       -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS..............................................    $ (2,059,477)      $(3,491,914)      $(3,904,613)
                                                              ============       ===========       ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

    DOW JONES U.S.      DOW JONES      WILSHIRE     MORGAN STANLEY   MORGAN STANLEY     FORTUNE      FORTUNE
    SMALL CAP VALUE   GLOBAL TITANS      REIT         TECHNOLOGY        INTERNET        500(R)       E-50(TM)
      INDEX FUND       INDEX FUND     INDEX FUND      INDEX FUND       INDEX FUND     INDEX FUND    INDEX FUND
    ---------------   -------------   -----------   --------------   --------------   -----------   ----------
       $   699,541     $   159,245    $ 1,707,167    $     59,471     $       381     $   681,259   $   9,324
                --          (6,524)            --              --              --              --          --
       -----------     -----------    -----------    ------------     -----------     -----------   ---------
           699,541         152,721      1,707,167          59,471             381         681,259       9,324
       -----------     -----------    -----------    ------------     -----------     -----------   ---------
            55,849          40,934         52,580         113,605           9,718          71,521       4,983
             9,801           4,787          6,677          12,504           1,832          13,359       2,503
       -----------     -----------    -----------    ------------     -----------     -----------   ---------
            65,650          45,721         59,257         126,109          11,550          84,880       7,486
       -----------     -----------    -----------    ------------     -----------     -----------   ---------
           633,891         107,000      1,647,910         (66,638)        (11,169)        596,379       1,838
       -----------     -----------    -----------    ------------     -----------     -----------   ---------
         1,411,526      (3,866,405)       (47,140)    (26,369,468)     (2,541,119)     (2,549,164)   (946,709)
                --            (522)            --              --              --              --          --
        (7,547,433)        818,759     (3,082,314)     21,416,599       3,110,159      (6,718,753)    691,716
                --             552             --              --              --              --          --
       -----------     -----------    -----------    ------------     -----------     -----------   ---------
                  )     (3,047,616)    (3,129,454)     (4,952,869)        569,040      (9,267,917)   (254,993)
        (6,135,907
       -----------     -----------    -----------    ------------     -----------     -----------   ---------
        (5,502,016)    $(2,940,616)   $(1,481,544)   $ (5,019,507)    $   557,871     $(8,671,538)  $(253,155)
       $
       ===========     ===========    ===========    ============     ===========     ===========   =========

STREETTRACKS SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                  DOW JONES U.S. LARGE CAP         DOW JONES U.S. LARGE CAP VALUE
                                                      GROWTH INDEX FUND                      INDEX FUND
                                               -------------------------------    --------------------------------
                                               SIX MONTHS ENDED       YEAR        SIX MONTHS ENDED        YEAR
                                                  12/31/2002          ENDED          12/31/2002          ENDED
                                                 (UNAUDITED)        6/30/2002       (UNAUDITED)        6/30/2002
                                               ----------------    -----------    ----------------    ------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income (loss)...............    $     36,619      $    64,741      $    325,476      $    785,291
  Net realized gain (loss) on investments and
    foreign currency transactions............     (11,142,190)      (4,780,451)       (3,622,812)         (295,351)
  Net change in unrealized appreciation
    (depreciation) on investments and foreign
    currency.................................       9,046,094       (3,129,398)         (194,578)       (6,070,358)
                                                 ------------      -----------      ------------      ------------
  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS................      (2,059,477)      (7,845,108)       (3,491,914)       (5,580,418)
                                                 ------------      -----------      ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income......................         (48,135)         (53,366)         (343,735)         (771,288)
  Net realized gains.........................              --               --                --                --
                                                 ------------      -----------      ------------      ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS........         (48,135)         (53,366)         (343,735)         (771,288)
                                                 ------------      -----------      ------------      ------------
streetTRACKS TRANSACTIONS:
  Net proceeds from streetTRACKS sold........       9,355,380               --         5,125,536        18,577,376
  Net proceeds from reinvestment of
    streetTRACKS distribution................              35               51                --                --
  Cost of streetTRACKS redeemed..............      (9,141,777)              --       (15,082,586)      (12,079,329)
                                                 ------------      -----------      ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  streetTRACKS TRANSACTIONS..................         213,638               51        (9,957,050)        6,498,047
                                                 ------------      -----------      ------------      ------------
  Net increase (decrease) in net assets
    during period............................      (1,893,974)      (7,898,423)      (13,792,699)          146,341
  Net assets at beginning of period..........      16,431,338       24,329,761        38,988,777        38,842,436
                                                 ------------      -----------      ------------      ------------
NET ASSETS END OF PERIOD (1).................    $ 14,537,364      $16,431,338      $ 25,196,078      $ 38,988,777
                                                 ============      ===========      ============      ============
SHARES OF BENEFICIAL INTEREST:
  streetTRACKS sold..........................         250,000               --            50,000           150,000
  streetTRACKS issued to shareholders from
    reinvestment of distributions............               1                1                --                --
  streetTRACKS redeemed......................        (250,000)              --          (150,000)         (100,000)
                                                 ------------      -----------      ------------      ------------
NET INCREASE (DECREASE)......................               1                1          (100,000)           50,000
                                                 ============      ===========      ============      ============
(1) Including undistributed (distribution in
      excess of) net investment income.......    $       (141)     $    11,375      $      3,747      $     22,006
                                                 ============      ===========      ============      ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                DOW JONES                          DOW JONES                         DOW JONES
    U.S. SMALL CAP GROWTH INDEX FUND    U.S. SMALL CAP VALUE INDEX FUND       GLOBAL TITANS INDEX FUND
    ---------------------------------   --------------------------------   ------------------------------
    SIX MONTHS ENDED        YEAR        SIX MONTHS ENDED        YEAR       SIX MONTHS ENDED      YEAR
       12/31/2002           ENDED          12/31/2002          ENDED          12/31/2002         ENDED
       (UNAUDITED)        6/30/2002        (UNAUDITED)       6/30/2002       (UNAUDITED)       6/30/2002
    -----------------   -------------   -----------------   ------------   ----------------   -----------
       $   (18,334)     $    (35,445)      $   633,891      $   785,753      $    107,000     $   216,231
        (6,482,869)         (499,308)        1,411,526        2,279,668        (3,866,927)     (1,426,459)
         2,596,590        (7,717,970)       (7,547,433)        (590,783)          819,311      (3,428,236)
       -----------      ------------       -----------      -----------      ------------     -----------
        (3,904,613)       (8,252,723)       (5,502,016)       2,474,638        (2,940,616)     (4,638,464)
       -----------      ------------       -----------      -----------      ------------     -----------
                --                --          (496,168)        (760,512)         (112,471)       (204,047)
                --                --          (314,300)        (949,212)               --              --
       -----------      ------------       -----------      -----------      ------------     -----------
                --                --          (810,468)      (1,709,724)         (112,471)       (204,047)
       -----------      ------------       -----------      -----------      ------------     -----------
         2,259,462        21,002,378                --       34,519,176         5,169,380       8,860,544
                --                --                --               --                --              --
        (4,342,540)      (10,896,941)       (6,250,428)      (6,869,895)      (12,310,427)             --
       -----------      ------------       -----------      -----------      ------------     -----------
        (2,083,078)       10,105,437        (6,250,428)      27,649,281        (7,141,047)      8,860,544
       -----------      ------------       -----------      -----------      ------------     -----------
        (5,987,691)        1,852,714       (12,562,912)      28,414,195       (10,194,134)      4,018,033
        21,647,126        19,794,412        54,217,454       25,803,259        25,206,564      21,188,531
       -----------      ------------       -----------      -----------      ------------     -----------
       $15,659,435      $ 21,647,126       $41,654,542      $54,217,454      $ 15,012,430     $25,206,564
       ===========      ============       ===========      ===========      ============     ===========
            50,000           300,000                --          250,000           100,000         150,000
                --                --                --               --                --              --
          (100,000)         (150,000)          (50,000)         (50,000)         (250,000)             --
       -----------      ------------       -----------      -----------      ------------     -----------
           (50,000)          150,000           (50,000)         200,000          (150,000)        150,000
       ===========      ============       ===========      ===========      ============     ===========
       $   (18,334)     $         --       $   114,463      $   (23,260)     $      8,229     $    13,700
       ===========      ============       ===========      ===========      ============     ===========

streetTRACKS SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                          WILSHIRE REIT               MORGAN STANLEY TECHNOLOGY
                                                            INDEX FUND                       INDEX FUND
                                                  ------------------------------   -------------------------------
                                                  SIX MONTHS ENDED      YEAR       SIX MONTHS ENDED       YEAR
                                                     12/31/2002         ENDED         12/31/2002         ENDED
                                                    (UNAUDITED)       6/30/2002      (UNAUDITED)       6/30/2002
                                                  ----------------   -----------   ----------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income (loss)..................    $ 1,647,910      $ 1,323,493     $    (66,638)    $   (199,808)
  Net realized gain (loss) on investments and
    foreign currency transactions...............        (47,140)         112,186      (26,369,468)     (15,549,006)
  Net change in unrealized appreciation
    (depreciation) on investments and foreign
    currency....................................     (3,082,314)       1,726,174       21,416,599      (21,823,803)
                                                    -----------      -----------     ------------     ------------
  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS...................     (1,481,544)       3,161,853       (5,019,507)     (37,572,617)
                                                    -----------      -----------     ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.........................     (1,130,024)      (1,259,473)              --               --
  Net realized gains............................       (245,446)        (104,160)              --               --
                                                    -----------      -----------     ------------     ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS...........     (1,375,470)      (1,363,633)              --               --
                                                    -----------      -----------     ------------     ------------
streetTRACKS TRANSACTIONS:
  Net proceeds from streetTRACKS sold...........     57,245,510       12,703,535        8,842,184       24,120,657
  Net proceeds from reinvestment of streetTRACKS
    distribution................................             --               --               --               --
  Cost of streetTRACKS redeemed.................             --               --      (26,872,703)      (5,995,908)
                                                    -----------      -----------     ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  streetTRACKS TRANSACTIONS.....................     57,245,510       12,703,535      (18,030,519)      18,124,749
                                                    -----------      -----------     ------------     ------------
  Net increase (decrease) in net assets during
    period......................................     54,388,496       14,501,755      (23,050,026)     (19,447,868)
  Net assets at beginning of period.............     32,622,368       18,120,613       53,275,659       72,723,527
                                                    -----------      -----------     ------------     ------------
NET ASSETS END OF PERIOD (1)....................    $87,010,864      $32,622,368     $ 30,225,633     $ 53,275,659
                                                    ===========      ===========     ============     ============
SHARES OF BENEFICIAL INTEREST:
  streetTRACKS sold.............................        500,000          100,000          300,000          500,000
  streetTRACKS issued to shareholders from
    reinvestment of distributions...............             --               --               --               --
  streetTRACKS redeemed.........................             --               --         (850,000)        (150,000)
                                                    -----------      -----------     ------------     ------------
NET INCREASE (DECREASE).........................        500,000          100,000         (550,000)         350,000
                                                    ===========      ===========     ============     ============
(1) Including undistributed(distributions in
      excess of) net investment income..........    $   490,763      $   (27,123)    $    (66,638)    $         --
                                                    ===========      ===========     ============     ============

* Commencement of operations

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

       MORGAN STANLEY INTERNET               FORTUNE 500(R)                   FORTUNE E-50(TM)
              INDEX FUND                       INDEX FUND                        INDEX FUND
    ------------------------------   -------------------------------   -------------------------------
    SIX MONTHS ENDED      YEAR       SIX MONTHS ENDED       YEAR       SIX MONTHS ENDED       YEAR
       12/31/2002         ENDED         12/31/2002         ENDED          12/31/2002         ENDED
      (UNAUDITED)       6/30/2002      (UNAUDITED)       6/30/2002       (UNAUDITED)       6/30/2002
    ----------------   -----------   ----------------   ------------   ----------------   ------------
      $   (11,169)     $   (26,374)    $   596,379      $    628,980      $    1,838      $     (8,258)
       (2,541,119)      (5,693,695)     (2,549,164)       (3,193,811)       (946,709)       (4,034,857)
        3,110,159          (28,611)     (6,718,753)       (9,145,697)        691,716        (2,877,632)
      -----------      -----------     -----------      ------------      ----------      ------------
          557,871       (5,748,680)     (8,671,538)      (11,710,528)       (253,155)       (6,920,747)
      -----------      -----------     -----------      ------------      ----------      ------------
               --               --        (632,216)         (597,631)             --                --
               --               --              --                --              --                --
      -----------      -----------     -----------      ------------      ----------      ------------
               --               --        (632,216)         (597,631)             --                --
      -----------      -----------     -----------      ------------      ----------      ------------
          823,879        7,821,147      16,740,158        55,922,108              --                --
               --               --              --                --              --                --
       (4,672,564)      (4,041,857)             --       (16,282,831)             --        (3,911,563)
      -----------      -----------     -----------      ------------      ----------      ------------
       (3,848,685)       3,779,290      16,740,158        39,639,277              --        (3,911,563)
      -----------      -----------     -----------      ------------      ----------      ------------
       (3,290,814)      (1,969,390)      7,436,404        27,331,118        (253,155)      (10,832,310)
        4,807,777        6,777,167      75,264,159        47,933,041       5,325,696        16,158,006
      -----------      -----------     -----------      ------------      ----------      ------------
      $ 1,516,963      $ 4,807,777     $82,700,563      $ 75,264,159      $5,072,541      $  5,325,696
      ===========      ===========     ===========      ============      ==========      ============
          100,000          700,000         250,000           700,000              --                --
               --               --              --                --              --                --
         (550,000)        (400,000)             --          (200,000)             --          (150,000)
      -----------      -----------     -----------      ------------      ----------      ------------
         (450,000)         300,000         250,000           500,000              --          (150,000)
      ===========      ===========     ===========      ============      ==========      ============
      $   (11,169)     $        --     $     4,544      $     40,381      $    1,838      $         --
      ===========      ===========     ===========      ============      ==========      ============

STREETTRACKS SERIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A STREETTRACKS SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                           DOW JONES U.S.
                                                                          LARGE CAP GROWTH
                                                                             INDEX FUND
                                                              ----------------------------------------
                                                              SIX MONTHS
                                                                 ENDED        YEAR      FOR THE PERIOD
                                                              12/31/2002      ENDED      9/25/2000*-
                                                              (UNAUDITED)   6/30/2002     6/30/2001
                                                              -----------   ---------   --------------
Net asset value, beginning of period (Note 7)...............    $ 41.07      $ 60.81       $ 97.36
                                                                -------      -------       -------
Income (loss) from investment operations:
Net investment income (loss)................................       0.09         0.16          0.06
Net realized and unrealized gain (loss).....................      (4.71)      (19.77)       (36.55)
                                                                -------      -------       -------
Total from investment operations............................      (4.62)      (19.61)       (36.49)
                                                                -------      -------       -------
Distributions to shareholders from:
Net investment income.......................................      (0.12)       (0.13)        (0.06)
Net realized gains..........................................         --           --            --
                                                                -------      -------       -------
Total distributions.........................................      (0.12)       (0.13)        (0.06)
                                                                -------      -------       -------
Net asset value, end of period..............................    $ 36.33      $ 41.07       $ 60.81
                                                                =======      =======       =======
Total return (1)............................................     (11.24)%     (32.29)%      (37.48)%
Net assets, end of period (in 000's)........................    $14,537      $16,431       $24,330
Ratio of expenses to average net assets.....................       0.26%(2)     0.25%         0.22%(2)
Ratio of net investment income (loss) to average net
  assets....................................................       0.50%(2)     0.32%         0.10%(2)
Portfolio turnover rate (3).................................         14%          18%           16%

See accompanying notes to Financial Highlights on page 62.

--------------------------------------------------------------------------------

                 DOW JONES U.S.                             DOW JONES U.S.
                   LARGE CAP                               SMALL CAP GROWTH
                VALUE INDEX FUND                              INDEX FUND
    ----------------------------------------   ----------------------------------------
    SIX MONTHS                                 SIX MONTHS
       ENDED        YEAR      FOR THE PERIOD      ENDED        YEAR      FOR THE PERIOD
    12/31/2002      ENDED      9/25/2000*-     12/31/2002      ENDED      9/25/2000*-
    (UNAUDITED)   6/30/2002     6/30/2001      (UNAUDITED)   6/30/2002     6/30/2001
    -----------   ---------   --------------   -----------   ---------   --------------
      $111.37      $129.44       $129.48         $ 54.10      $ 79.15       $100.26
      -------      -------       -------         -------      -------       -------
         1.67         2.33          1.70           (0.05)          --         (0.09)
       (10.57)      (18.11)        (0.06)          (9.32)      (25.05)       (21.02)
      -------      -------       -------         -------      -------       -------
        (8.90)      (15.78)         1.64           (9.37)      (25.05)       (21.11)
      -------      -------       -------         -------      -------       -------
        (1.72)       (2.29)        (1.68)             --           --            --
           --           --            --              --           --            --
      -------      -------       -------         -------      -------       -------
        (1.72)       (2.29)        (1.68)             --           --            --
      -------      -------       -------         -------      -------       -------
      $100.75      $111.37       $129.44         $ 44.73      $ 54.10       $ 79.15
      =======      =======       =======         =======      =======       =======
        (7.94)%     (12.31)%        1.28%        (17.32)%     (31.64)%      (21.07)%
      $25,196      $38,989       $38,842         $15,659      $21,647       $19,794
         0.27%(2)     0.24%         0.21%(2)        0.33%(2)     0.30%         0.30%(2)
         2.45%(2)     1.81%         1.61%(2)       (0.23)%(2)    (0.22)%      (0.22)%(2)
            9%          10%           12%             22%          46%           34%

STREETTRACKS SERIES TRUST
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A STREETTRACKS SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                           DOW JONES U.S.
                                                                             SMALL CAP
                                                                          VALUE INDEX FUND
                                                              ----------------------------------------
                                                              SIX MONTHS
                                                                 ENDED        YEAR      FOR THE PERIOD
                                                              12/31/2002      ENDED      9/25/2000*-
                                                              (UNAUDITED)   6/30/2002     6/30/2001
                                                              -----------   ---------   --------------
Net asset value, beginning of period (Note 7)...............    $135.51      $128.95       $103.71
                                                                -------      -------       -------
Income (loss) from investment operations:
Net investment income (loss)................................       1.80         2.89          2.40
Net realized and unrealized gain (loss).....................     (16.01)       11.45         25.10
                                                                -------      -------       -------
Total from investment operations............................     (14.21)       14.34         27.50
                                                                -------      -------       -------
Distributions to shareholders from:
Net investment income.......................................      (1.42)       (3.04)        (2.26)
Net realized gains..........................................      (0.90)       (4.74)           --
Capital.....................................................         --           --            --
                                                                -------      -------       -------
Total distributions.........................................      (2.32)       (7.78)        (2.26)
                                                                -------      -------       -------
Net asset value, end of period..............................    $118.98      $135.51       $128.95
                                                                =======      =======       =======
Total return (1)............................................     (10.49)%      11.54%        26.69%
Net assets, end of period (in 000's)........................    $41,655      $54,217       $25,803
Ratio of expenses to average net assets.....................       0.29%(2)     0.28%         0.28%(2)
Ratio of net investment income (loss) to average net
  assets....................................................       2.84%(2)     2.31%         2.70%(2)
Portfolio turnover rate (3).................................         22%          29%           47%

See accompanying notes to Financial Highlights on page 62.

--------------------------------------------------------------------------------

                   DOW JONES
                 GLOBAL TITANS                              WILSHIRE REIT
                   INDEX FUND                                 INDEX FUND
    ----------------------------------------   ----------------------------------------
    SIX MONTHS                                 SIX MONTHS
       ENDED        YEAR      FOR THE PERIOD      ENDED        YEAR      FOR THE PERIOD
    12/31/2002      ENDED      9/25/2000*-     12/31/2002      ENDED      4/23/2001*-
    (UNAUDITED)   6/30/2002     6/30/2001      (UNAUDITED)   6/30/2002     6/30/2001
    -----------   ---------   --------------   -----------   ---------   --------------
      $ 56.00      $ 70.60       $ 84.28         $130.44      $120.73       $109.22
      -------      -------       -------         -------      -------       -------
         0.50         0.62          0.57            4.60         8.19          1.41
        (5.98)      (14.63)       (13.67)         (15.93)        9.62         10.83
      -------      -------       -------         -------      -------       -------
        (5.48)      (14.01)       (13.10)         (11.33)       17.81         12.24
      -------      -------       -------         -------      -------       -------
        (0.50)       (0.59)        (0.56)          (2.70)       (7.41)        (0.73)
           --           --            --           (0.41)       (0.69)           --
           --           --         (0.02)             --           --            --
      -------      -------       -------         -------      -------       -------
        (0.50)       (0.59)        (0.58)          (3.11)       (8.10)        (0.73)
      -------      -------       -------         -------      -------       -------
      $ 50.02      $ 56.00       $ 70.60         $116.00      $130.44       $120.73
      =======      =======       =======         =======      =======       =======
        (9.73)%     (19.92)%      (15.54)%         (8.67)%      15.53%        11.22%
      $15,012      $25,207       $21,189         $87,011      $32,622       $18,121
         0.56%(2)     0.55%         0.52%(2)        0.28%(2)     0.30%         0.32%(2)
         1.31%(2)     1.07%         0.87%(2)        7.84%(2)     6.74%         6.88%(2)
            5%          12%           16%              5%          15%            2%

STREETTRACKS SERIES TRUST
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A STREETTRACKS SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                     MORGAN STANLEY TECHNOLOGY
                                                                             INDEX FUND
                                                              ----------------------------------------
                                                              SIX MONTHS      YEAR      FOR THE PERIOD
                                                                 ENDED        ENDED      9/25/2000*-
                                                              12/31/2002    6/30/2002     6/30/2001
                                                              -----------   ---------   --------------
                                                              (UNAUDITED)
Net asset value, beginning of period (Note 7)...............    $ 33.30      $ 58.17       $ 97.81
                                                                -------      -------       -------
Income (loss) from investment operations:
Net investment income (loss)................................      (0.06)          --         (0.13)
Net realized and unrealized gain (loss).....................      (4.46)      (24.87)       (39.51)
                                                                -------      -------       -------
Total from investment operations............................      (4.52)      (24.87)       (39.64)
                                                                -------      -------       -------
Distributions to shareholders from:
Net investment income.......................................         --           --            --
Net realized gains..........................................         --           --            --
                                                                -------      -------       -------
Total distributions.........................................         --           --            --
                                                                -------      -------       -------
Net asset value, end of period..............................    $ 28.78      $ 33.30       $ 58.17
                                                                =======      =======       =======
Total return (1)............................................     (13.55)%     (42.77)%      (40.52)%
Net assets, end of period (in 000's)........................    $30,226      $53,276       $72,724
Ratio of expenses to average net assets.....................       0.56%(2)     0.54%         0.51%(2)
Ratio of net investment income (loss) to average net
  assets....................................................      (0.29)%(2)    (0.30)%      (0.30)%(2)
Portfolio turnover rate (3).................................         20%          37%           26%

See accompanying notes to Financial Highlights on page 62.

--------------------------------------------------------------------------------

            MORGAN STANLEY INTERNET                         FORTUNE 500(R)
                   INDEX FUND                                 INDEX FUND
    ----------------------------------------   ----------------------------------------
    SIX MONTHS                                 SIX MONTHS
       ENDED        YEAR      FOR THE PERIOD      ENDED        YEAR      FOR THE PERIOD
    12/31/2002      ENDED      9/25/2000*-     12/31/2002      ENDED      10/4/2000*-
    (UNAUDITED)   6/30/2002     6/30/2001      (UNAUDITED)   6/30/2002     6/30/2001
    -----------   ---------   --------------   -----------   ---------   --------------
      $  7.39      $ 19.36       $ 68.92         $ 71.67      $ 87.13       $ 97.85
      -------      -------       -------         -------      -------       -------
        (0.06)          --         (0.21)           0.51         1.02          0.72
         0.25       (11.97)       (49.35)          (8.02)      (15.49)       (10.73)
      -------      -------       -------         -------      -------       -------
         0.19       (11.97)       (49.56)          (7.51)      (14.47)       (10.01)
      -------      -------       -------         -------      -------       -------
           --           --            --           (0.55)       (0.99)        (0.71)
           --           --            --              --           --            --
      -------      -------       -------         -------      -------       -------
           --           --            --           (0.55)       (0.99)        (0.71)
      -------      -------       -------         -------      -------       -------
      $  7.58      $  7.39       $ 19.36         $ 63.61      $ 71.67       $ 87.13
      =======      =======       =======         =======      =======       =======
         2.49%      (61.79)%      (71.92)%        (10.47)%     (16.69)%      (10.22)%
      $ 1,517      $ 4,808       $ 6,777         $82,701      $75,264       $47,933
         0.59%(2)     0.60%         0.53%(2)        0.24%(2)     0.23%         0.21%(2)
        (0.57)%(2)    (0.58)%      (0.52)%(2)       1.67%(2)     1.25%         1.06%(2)
           37%          64%           76%              3%           6%            6%

STREETTRACKS SERIES TRUST
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A STREETTRACKS SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                          FORTUNE E-50(TM)
                                                                             INDEX FUND
                                                              ----------------------------------------
                                                              SIX MONTHS
                                                                 ENDED        YEAR      FOR THE PERIOD
                                                              12/31/2002      ENDED      10/4/2000*-
                                                              (UNAUDITED)   6/30/2002     6/30/2001
                                                              -----------   ---------   --------------
Net asset value, beginning of period (Note 7)...............    $ 21.29      $ 40.38       $ 84.48
                                                                -------      -------       -------
Income (loss) from investment operations:
Net investment income (loss)................................       0.01           --         (0.09)
Net realized and unrealized gain (loss).....................      (1.02)      (19.09)       (44.01)
                                                                -------      -------       -------
Total from investment operations............................      (1.01)      (19.09)       (44.10)
                                                                -------      -------       -------
Distributions to shareholders from:
Net investment income.......................................         --           --            --
                                                                -------      -------       -------
Net realized gains..........................................         --           --            --
Total distributions.........................................         --           --            --
                                                                -------      -------       -------
Net asset value, end of period..............................    $ 20.28      $ 21.29       $ 40.38
                                                                =======      =======       =======
Total return (1)............................................      (4.77)%     (47.26)%      (52.20)%
Net assets, end of period (in 000's)........................    $ 5,073      $ 5,326       $16,158
Ratio of expenses to average net assets.....................       0.30%(2)     0.26%         0.22%(2)
Ratio of net investment income (loss) to average net
  assets....................................................       0.07%(2)    (0.07)%       (0.15)%(2)
Portfolio turnover rate (3).................................         16%          30%           30%

 *   Commencement of operations.
(1) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(2)  Annualized
(3) Portfolio Turnover rate excludes securities received or delivered from processing of creations or redemptions on streetTRACKS.

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

1.  ORGANIZATION

The streetTRACKS Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended, is an open-end investment management company that was organized as a Massachusetts business trust on June 12, 1998. The Trust currently consists of ten portfolios, (each referred to as a "Fund", collectively as "the Funds") streetTRACKS Dow Jones U.S. Large Cap Growth Index Fund ("Dow Jones U.S. Large Cap Growth Index Fund"), streetTRACKS Dow Jones U.S. Large Cap Value Index Fund ("Dow Jones U.S. Large Cap Value Index Fund"), streetTRACKS Dow Jones U.S. Small Cap Growth Index Fund ("Dow Jones U.S. Small Cap Growth Index Fund"), streetTRACKS Dow Jones U.S. Small Cap Value Index Fund ("Dow Jones U.S. Small Cap Value Index Fund"), streetTRACKS Dow Jones Global Titans Index Fund ("Dow Jones Global Titans Index Fund"), streetTRACKS Wilshire REIT Index Fund ("Wilshire REIT Index Fund"), streetTRACKS Morgan Stanley Technology Index Fund ("Morgan Stanley Technology Index Fund"), streetTRACKS Morgan Stanley Internet Index Fund ("Morgan Stanley Internet Index Fund"), FORTUNE 500(R) Index Fund and FORTUNE e-50(TM) Index Fund, each of which represents a separate series of beneficial interest in the Trust.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION

Portfolio securities are valued based on the last sale price on the exchange which is deemed to be the principal market for the security. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Advisor in accordance with procedures approved by the Board of Trustees.

INVESTMENT INCOME

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

INVESTMENT TRANSACTIONS

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of nonreclaimable foreign tax withholdings.

FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS

The accounting records of the Funds are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. Government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS -- (CONTINUED)

companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. Government.

EXPENSES

Advisory fees, which are directly identifiable to a specific Fund, are applied to that Fund. Trustees fees are allocated in such a manner as deemed equitable, taking into consideration the relative net assets of the Funds.

FEDERAL INCOME TAX

The Funds have qualified and intend to qualify for and elect treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes it's taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for income equalization, in-kind transactions and losses deferred due to wash sales.

At December 31, 2002, the Funds had capital loss carryforwards which may be utilized to offset any net realized capital gains expiring June 30:

                                                               2009            2010
---------------------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                    $12,048       $ 5,920,273
Dow Jones U.S. Large Cap Value Index Fund                          --           417,474
Dow Jones U.S. Small Cap Growth Index Fund                     83,119         2,147,741
Dow Jones U.S. Small Cap Value Index Fund                          --                --
Dow Jones Global Titans Index Fund                             12,170           976,050
Wilshire REIT Index Fund                                           --                --
Morgan Stanley Technology Index Fund                            1,836         2,341,875
Morgan Stanley Internet Index Fund                             11,495        13,998,828
FORTUNE 500(R) Index Fund                                          --           372,167
FORTUNE e-50(TM) Index Fund                                    71,566         3,574,147

For the six months ended December 31, 2002, the Funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities as follows:

                                                              NET GAIN (LOSS)
                                                              RECLASS AMOUNT
-----------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                      $(8,639,633)
Dow Jones U.S. Large Cap Value Index Fund                        (3,250,626)
Dow Jones U.S. Small Cap Growth Index Fund                       (1,148,633)
Dow Jones U.S. Small Cap Value Index Fund                         1,197,339
Dow Jones Global Titans Index Fund                               (3,569,857)
Wilshire REIT Index Fund                                                 --
Morgan Stanley Technology Index Fund                             (7,327,084)
Morgan Stanley Internet Index Fund                                  786,098
FORTUNE 500(R) Index Fund                                                --
FORTUNE e-50(TM) Index Fund                                              --

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

The Funds incurred the following losses during the period November 1, 2001 through June 30, 2002 that are deferred for tax purposes until fiscal 2003:

                                                                   DEFERRED LOSSES
----------------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                           $ 2,411,613
Dow Jones U.S. Large Cap Value Index Fund                              1,128,480
Dow Jones U.S. Small Cap Growth Index Fund                               627,960
Dow Jones U.S. Small Cap Value Index Fund                                     --
Dow Jones Global Titans Index Fund                                     1,338,327
Wilshire REIT Index Fund                                                      --
Morgan Stanley Technology Index Fund                                  10,190,481
Morgan Stanley Internet Index Fund                                     2,914,897
FORTUNE 500(R) Index Fund                                              1,406,799
FORTUNE e-50(TM) Index Fund                                            1,281,029

DISTRIBUTIONS

The Trust declares and distributes dividends from net investment income to its shareholders quarterly. The Trust will distribute net realized capital gains, if any, at least annually.

3.  FEES AND COMPENSATION PAID TO AFFILIATES AND OTHER PARTIES

ADVISORY FEE

Each Fund has entered into an Investment Advisory Agreement with SSgA Funds Management, Inc. ("The Adviser"). As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Advisor a fee accrued daily and paid monthly, based on a percentage of each Funds' average daily net assets as shown in the following table:

                                                              ANNUAL RATE
-------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                       0.20%
Dow Jones U.S. Large Cap Value Index Fund                        0.20
Dow Jones U.S. Small Cap Growth Index Fund                       0.25
Dow Jones U.S. Small Cap Value Index Fund                        0.25
Dow Jones Global Titans Index Fund                               0.50
Wilshire REIT Index Fund                                         0.25
Morgan Stanley Technology Index Fund                             0.50
Morgan Stanley Internet Index Fund                               0.50
FORTUNE 500(R) Index Fund                                        0.20
FORTUNE e-50(TM) Index Fund                                      0.20

The Adviser pays all expenses of each Fund other than the management fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses and other extraordinary expenses.

DISTRIBUTOR

State Street Global Markets, LLC (the "Distributor") serves as the distributor of the shares of each Fund pursuant to a Distribution Plan and Agreement, pursuant to Rule 12b-1 under the 1940 Act, between the Distributor and the Trust. Each Fund, with the exception of the FORTUNE 500(R) Index Fund and the FORTUNE e-50(TM) Index Fund, is authorized to pay an amount of up to 0.25% of its average daily net assets for certain distribution-related activities. However, management has not implemented a 12b-1 fee on any of the Funds at this time, and therefore no such payments have been made to the Distributor.

TRUSTEES' FEES

The Trust pays each Independent Trustee an annual fee of $12,000, and a meeting fee of $4,500 per board meeting attended. The Funds will reimburse the Trustees for any out of pocket expenses related to attending meetings of the Board of Trustees.

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

4.  SHAREHOLDER TRANSACTIONS

Except for under the Trust's dividend reinvestment plan, streetTRACKS are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 streetTRACKS shares. Such transactions are only permitted on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees at scheduled amounts ranging from $500 to $2,000 per Creation Unit are charged to those persons creating or redeeming Creation Units. Transaction fees are received by the Custodian and used to offset the expense of processing orders.

5.  AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

At December 31, 2002, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

                                                                          GROSS           GROSS        NET UNREALIZED
                                                        IDENTIFIED      UNREALIZED      UNREALIZED      APPRECIATION
                                                           COST        APPRECIATION    DEPRECIATION    (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund             $ 18,421,115     $  110,031     $ 3,965,113      $ (3,855,082)
Dow Jones U.S. Large Cap Value Index Fund                31,968,684        206,060       6,874,513        (6,668,453)
Dow Jones U.S. Small Cap Growth Index Fund               20,786,995        611,427       5,663,944        (5,052,517)
Dow Jones U.S. Small Cap Value Index Fund                46,113,394      1,431,981       5,471,184        (4,039,203)
Dow Jones Global Titans Index Fund                       20,930,995         26,083       5,974,715        (5,948,632)
Wilshire REIT Index Fund                                 86,827,607      2,512,758       2,251,505           261,253
Morgan Stanley Technology Index Fund                     66,277,788         79,373      36,123,251       (36,043,878)
Morgan Stanley Internet Index Fund                        2,398,931         41,466         921,351          (879,885)
FORTUNE 500(R) Index Fund                               103,340,473        921,605      21,322,264       (20,400,659)
FORTUNE e-50(TM) Index Fund                               7,917,618        212,505       3,054,974        (2,842,469)

6.  INVESTMENT TRANSACTIONS

For the six months ended December 31, 2002, the Trust had in-kind contributions and in-kind redemptions as follows:

                                                              SUBSCRIPTIONS    REDEMPTIONS
------------------------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                     $ 9,354,785     $ 9,140,912
Dow Jones U.S. Large Cap Value Index Fund                        5,131,036      15,080,785
Dow Jones U.S. Small Cap Growth Index Fund                       2,173,664       4,342,585
Dow Jones U.S. Small Cap Value Index Fund                               --       6,250,304
Dow Jones Global Titans Index Fund                               4,947,386      11,774,988
Wilshire REIT Index Fund                                        57,464,622              --
Morgan Stanley Technology Index Fund                             8,842,502      26,874,806
Morgan Stanley Internet Index Fund                                 824,008       4,673,518
FORTUNE 500(R) Index Fund                                       16,753,073              --
FORTUNE e-50(TM) Index Fund                                             --              --

For the six months ended December 31, 2002, the Trust had purchases and sales of investment securities as follows:

                                                               PURCHASES        SALES
----------------------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                    $ 2,163,487    $ 2,108,543
Dow Jones U.S. Large Cap Value Index Fund                       2,434,584      2,475,269
Dow Jones U.S. Small Cap Growth Index Fund                      3,660,610      3,579,320
Dow Jones U.S. Small Cap Value Index Fund                      10,012,591     10,475,825
Dow Jones Global Titans Index Fund                                913,322      1,255,337
Wilshire REIT Index Fund                                        2,415,336      2,207,048
Morgan Stanley Technology Index Fund                            8,694,974      8,735,311
Morgan Stanley Internet Index Fund                              1,408,584      1,413,078
FORTUNE 500(R) Index Fund                                       1,969,781      2,181,897
FORTUNE e-50(TM) Index Fund                                       809,027        800,806

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

For the six months ended December 31, 2002, State Street Brokerage Services earned the following brokerage commissions from Investment Transactions:

FUND                                                          COMMISSION
------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                       $   25
Dow Jones U.S. Large Cap Value Index Fund                            44
Dow Jones U.S. Small Cap Growth Index Fund                           45
Dow Jones U.S. Small Cap Value Index Fund                         1,485
Dow Jones Global Titans Index Fund                                  128
Wilshire REIT Index Fund                                            105
Morgan Stanley Technology Index Fund                                 93
Morgan Stanley Internet Index Fund                                   33
FORTUNE 500(R) Index Fund                                           960
FORTUNE e-50(TM) Index Fund                                         221

7.  INITIAL CAPITALIZATION AND OFFERING OF SHARES

On the commencement of operations for each Fund (September 25, 2000, for the Dow Jones U.S. Large Cap Growth Index Fund, Dow Jones U.S. Large Cap Value Index Fund, Dow Jones U.S. Small Cap Growth Index Fund, Dow Jones U.S. Small Cap Value Index Fund, Dow Jones Global Titans Index Fund, Morgan Stanley Technology Index Fund, and Morgan Stanley Internet Index Fund, October 4, 2000, for the FORTUNE 500(R) Index Fund, and FORTUNE e-50(TM) Index Fund and April 23, 2001 for the Wilshire REIT Index Fund), the Board of Trustees declared reverse stock splits, which were effective on the date of commencement of operations for each Fund. The reverse stock splits were executed in order to align the net asset value per share of each Fund to an established proportion of its benchmark index.

The ratio of the reverse stock splits were as follows:

FUND                                                           RATIO
----------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                    1:9.736
Dow Jones U.S. Large Cap Value Index Fund                     1:12.948
Dow Jones U.S. Small Cap Growth Index Fund                    1:10.026
Dow Jones U.S. Small Cap Value Index Fund                     1:10.371
Dow Jones Global Titans Index Fund                            1:8.428
Wilshire REIT Index Fund                                      1:10.922
Morgan Stanley Technology Index Fund                          1:9.781
Morgan Stanley Internet Index Fund                            1:6.892
FORTUNE 500(R) Index Fund                                     1:9.785
FORTUNE e-50(TM) Index Fund                                   1:8.448

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

8.  LEGAL PROCEEDINGS

The Trust was named as a defendant in a second amended complaint filed by Mopex, Inc. in an ongoing action in the U.S. District Court for the Northern District of Illinois. Mopex, Inc.'s complaint now list twenty Defendants including the Trust's investment adviser, principal underwriter, and administrator as well as other exchange traded funds, service providers, and the Chicago Stock Exchange, Inc. Mopex, Inc. has alleged that the defendants infringed a patent it holds in unspecified ways resulting from their participation in the sale of certain exchange traded funds. Mopex, Inc. has also filed state law claims in Illinois alleging a conspiracy by the defendants to infringe the Mopex, Inc. patent. Mopex, Inc. is also a party in an action in the U.S. District Court for the Southern District of New York against the American Stock Exchange which involves similar issues, but the Trust is not a party to that action. On February 5, 2003, the judge in the New York case allowed the American Stock Exchange's motion for summary judgment, ruling that Mopex, Inc.'s patent was invalid. Prior to the invalidity ruling in the New York case, the defendants in the Illinois case had denied the allegations of infringement and filed counterclaims for declaratory judgment on grounds of non-infringement and invalidity. It is expected that they will now also argue that the invalidity ruling in New York precludes Mopex, Inc. from litigating its claims in Illinois, all of which are based on the Mopex, Inc. patent. There is the possibility, however, that a resolution of the claims may result in increased costs for the Trust and thus raise the expense ratios of the Funds which could adversely affect performance.

STREETTRACKS SERIES TRUST
OTHER INFORMATION
DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
CLOSING PRICE VS. NAV AS OF DECEMBER 31, 2002

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the closing price (last trade) for each of the Funds was at a discount or premium to the daily net asset value (NAV). The following charts are for comparative purposes only and represent the periods noted.

   DOW JONES U.S. LARGE CAP GROWTH INDEX FUND

    -----------------------------------------------------------------------------------------------------------------
                                50 TO 99         100 TO 199           200+           -50 TO -99       -100 TO -199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                    17                 8                 3                 5                 4
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                    10                 8                 2                 8                 6
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                     6                 6                 0                 3                 2
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                     7                 1                 1                 3                 3
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                    11                 4                 0                10                 5
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                     8                 5                 9                 3                 4
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                     8                 9                 4                 7                 2
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                     8                 6                11                 3                 4
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                    7                 9                13                 3                 7
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                                   -200+
                               BASIS POINTS
    -----------------------  -----------------
       2002
       QUARTER ENDING:
       12/31/02                      2
    ------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                      0
    ------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                      0
    ------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                      1
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                      2
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                      3
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                      5
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                    14
    -----------------------------------------------------------------------------------------------------------------

   * Trading commenced on September 29, 2000

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

   DOW JONES U.S. LARGE CAP VALUE INDEX FUND

    -----------------------------------------------------------------------------------------------------------------
                                50 TO 99         100 TO 199           200+           -50 TO -99       -100 TO -199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                     4                 4                 1                 6                 1
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                    10                 3                 4                10                 5
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                     4                 0                 0                 1                 0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                     2                 0                 0                 3                 1
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                     5                 0                 0                 6                 5
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                     7                11                 4                 3                 7
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                     4                 2                 0                 5                 7
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                     5                 3                 3                 6                 8
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                    8                 2                 0                 5                 4
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                                   -200+
                               BASIS POINTS
    -----------------------  -----------------
       2002
       QUARTER ENDING:
       12/31/02                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                      1
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                      0
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                      1
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                     4
    -----------------------------------------------------------------------------------------------------------------

   * Trading commenced on September 29, 2000

   DOW JONES U.S. SMALL CAP GROWTH INDEX FUND

    -----------------------------------------------------------------------------------------------------------------
                                50 TO 99         100 TO 199           200+           -50 TO -99       -100 TO -199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                     9                 6                 1                 7                 2
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                     5                 4                 2                 8                 4
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                     6                 2                 0                 6                 0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                     4                 0                 0                 4                 0
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                     8                 0                 0                 3                 2
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                     5                 2                 1                 2                 0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                     8                 4                 2                 6                 3
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                     7                 7                10                 7                 7
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                    6                 9                 3                 6                 6
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                                   -200+
                               BASIS POINTS
    -----------------------  -----------------
       2002
       QUARTER ENDING:
       12/31/02                      1
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                      1
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                      0
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                      1
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                    12
    -----------------------------------------------------------------------------------------------------------------

   * Trading commenced on September 29, 2000

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

   DOW JONES U.S. SMALL CAP VALUE INDEX FUND

    -----------------------------------------------------------------------------------------------------------------
                                50 TO 99         100 TO 199           200+           -50 TO -99       -100 TO -199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                     9                 1                 0                 7                 2
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                     3                 0                 0                12                 3
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                     1                 0                 0                 2                 0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                     2                 0                 0                 1                 0
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                     5                 0                 0                 7                 2
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                     6                 0                 0                 6                 0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                     5                 0                 2                 4                 2
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                     7                 5                 1                 5                 5
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                    7                 4                 5                 5                 7
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                                   -200+
                               BASIS POINTS
    -----------------------  -----------------
       2002
       QUARTER ENDING:
       12/31/02                      1
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                      0
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                      2
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                    11
    -----------------------------------------------------------------------------------------------------------------

   * Trading commenced on September 29, 2000

   DOW JONES GLOBAL TITANS INDEX FUND

    -----------------------------------------------------------------------------------------------------------------
                                50 TO 99         100 TO 199           200+           -50 TO -99       -100 TO -199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                    12                 4                 1                 7                 2
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                     8                13                 3                 7                10
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                     7                 4                 0                 6                 1
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                     7                 6                 0                 4                 2
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                    12                 6                 1                 9                 5
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                     9                 4                 0                 3                 1
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                     3                 1                 1                 4                 2
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                    10                 3                 2                 6                 6
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                    7                10                 3                 3                 2
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                                   -200+
                               BASIS POINTS
    -----------------------  -----------------
       2002
       QUARTER ENDING:
       12/31/02                      5
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                      4
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                      1
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                      0
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      3
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                      2
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                     1
    -----------------------------------------------------------------------------------------------------------------

   * Trading commenced on September 29, 2000

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

   WILSHIRE REIT INDEX FUND

    -----------------------------------------------------------------------------------------------------------------
                                50 TO 99         100 TO 199           200+           -50 TO -99       -100 TO -199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                     8                 2                 0                 1                 0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                    14                 1                 0                 9                 0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                     2                 0                 0                 1                 0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                     2                 0                 0                 2                 0
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                     1                 1                 0                 4                 2
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                     8                 1                 2                 7                 4
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01*                    2                 1                 0                 6                 7
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                                   -200+
                               BASIS POINTS
    -----------------------  -----------------
       2002
       QUARTER ENDING:
       12/31/02                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                      0
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01*                     2
    -----------------------------------------------------------------------------------------------------------------

   * Trading commenced on April 27, 2001

   MORGAN STANLEY TECHNOLOGY INDEX FUND

    -----------------------------------------------------------------------------------------------------------------
                                50 TO 99         100 TO 199           200+           -50 TO -99       -100 TO -199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                    14                 3                 2                 9                 8
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                     5                11                 2                 4                 4
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                     3                 6                 2                 8                 4
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                     8                 5                 1                 6                 6
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                     8                 3                 0                 6                 7
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                    12                 4                 1                 6                 2
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                     9                 5                 1                 8                 1
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                     4                 2                 0                 4                 0
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                   13                 3                 1                 7                 1
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                                   -200+
                               BASIS POINTS
    -----------------------  -----------------
       2002
       QUARTER ENDING:
       12/31/02                      2
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                      7
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                      1
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                      0
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                      1
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                      1
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                     0
    -----------------------------------------------------------------------------------------------------------------

   * Trading commenced on September 29, 2000

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

   MORGAN STANLEY INTERNET INDEX FUND

    -----------------------------------------------------------------------------------------------------------------
                                50 TO 99         100 TO 199           200+           -50 TO -99       -100 TO -199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                     4                12                11                 9                 8
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                     3                10                10                10                 1
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                     7                13                 7                 6                10
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                    10                 9                 4                 8                 9
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                     8                 8                 5                 7                10
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                     3                 6                18                 8                 9
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                     8                 6                17                 9                 9
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                     5                10                19                 1                 4
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                    7                14                 6                 5                 6
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                                   -200+
                               BASIS POINTS
    -----------------------  -----------------
       2002
       QUARTER ENDING:
       12/31/02                      5
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                     18
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                      8
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                      2
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      5
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                      4
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                      7
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                     12
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                     8
    -----------------------------------------------------------------------------------------------------------------

   * Trading commenced on September 29, 2000

   FORTUNE 500(R) INDEX FUND

    -----------------------------------------------------------------------------------------------------------------
                                50 TO 99         100 TO 199           200+           -50 TO -99       -100 TO -199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                     1                 0                 0                 1                 0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                     0                 1                 0                 4                 0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                     0                 0                 0                 1                 1
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                     0                 0                 0                 0                 0
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                     1                 0                 0                 1                 0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                     3                 1                 0                 1                 0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                     5                 0                 0                 3                 1
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                     4                 2                 0                 7                 0
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                    8                 4                 0                 7                 2
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                                   -200+
                               BASIS POINTS
    -----------------------  -----------------
       2002
       QUARTER ENDING:
       12/31/02                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                      0
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                      0
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                     4
    -----------------------------------------------------------------------------------------------------------------

   * Trading commenced on October 10, 2000

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

   FORTUNE e-50(TM) INDEX FUND

    -----------------------------------------------------------------------------------------------------------------
                                50 TO 99         100 TO 199           200+           -50 TO -99       -100 TO -199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                     7                 5                 2                13                 4
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                     3                11                12                 6                 9
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                     8                 4                 4                 7                 6
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                     4                 5                 2                10                 1
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                    13                 5                 3                 7                 4
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                     8                 7                 4                 7                 4
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                     5                 8                 7                 9                 7
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                    14                 8                 9                 4                 5
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                    5                 9                 4                 5                 3
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                                   -200+
                               BASIS POINTS
    -----------------------  -----------------
       2002
       QUARTER ENDING:
       12/31/02                      3
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                     10
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                      1
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                      0
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      4
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                      5
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                      3
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                      6
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                     7
    -----------------------------------------------------------------------------------------------------------------

   * Trading commenced on October 10, 2000
streetTRACKS(R) SERIES TRUST


TRUSTEES
Timothy B. Harbert (Chairman)
David M. Kelly
Frank Nesvet
Helen F. Peters


OFFICERS
Augustin J. Fleites, President
James E. Ross, Vice President
Kathleen C. Cuocolo, Treasurer
Donald A. Gignac, Assistant Treasurer
Mary Moran Zeven, Secretary
Stephanie M. Nichols, Assistant Secretary


INVESTMENT MANAGER
SSgA Funds Management, Inc.
Two International Place
Boston, MA 02110


DISTRIBUTOR
State Street Global Markets, LLC
225 Franklin Street
Boston, MA 02110


CUSTODIAN, ADMINISTRATOR AND TRANSFER AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110


LEGAL COUNSEL
Mayer Brown, Rowe & Maw
1675 Broadway
New York, New York 10019


INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02110





streetTRACKS are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC is a member of NASD, SIPC, and the Boston Stock Exchange.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor by calling 1-866-S-TRACKS or visiting WWW.STREETTRACKS.COM Please read the prospectus carefully before you invest.

* The investment return and principal value of an investment in the streetTRACKS funds will fluctuate in value, so that when shares are sold or redeemed they may be worth more or less than when they were purchased.

  For streetTRACKS Dow Jones US Small Cap Growth, Dow Jones US Small Cap Value, Morgan Stanley Internet, Morgan Stanley Technology, FORTUNE e-50 and Wilshire REIT Funds: In addition to the normal risks associated with equity investing, narrowly focused investments and investments in smaller companies typically exhibit higher volatility.

  For streetTRACKS Global Titans Fund: International investments may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.

  In general, streetTRACKS shares can be expected to move up or down in value with the value of the applicable index. Although streetTRACKS shares may be bought and sold on the exchange through any brokerage account, streetTRACKS shares are not individually redeemable from the Fund. Investors may acquire streetTRACKS and tender them for redemption through the Fund in Creation Unit Aggregations only. Please see the prospectus for more details.

  streetTRACKS are not sponsored, endorsed, sold, or promoted by Dow Jones & Company, Time Inc., Morgan Stanley Dean Witter, and Wilshire Associates. Neither do these companies make any representation regarding the advisability of investing in streetTRACKS. streetTRACKS are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC is a member of NASD, SIPC, and the Boston Stock Exchange. References to State Street may include State Street Corporation and its affiliates. Shares of the streetTRACKS funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. streetTRACKS shares are subject to investment risks, including possible loss of the principal invested. The streetTRACKS funds pay State Street for its services as investment advisor, custodian, transfer agent and shareholder servicing agent.

  SPDRs, and Select Sector SPDRs are distributed by ALPS Mutual Funds Services, Inc., a registered broker-dealer. "Standard & Poor's(R)", "S&P(R)", "S&P 500,(R)" "Standard & Poor's 500(R)", "Standard & Poor's Depository Receipts(R)", "SPDRs(R)", "Select Sector SPDR(R)", "Select Sector SPDRs(R)", and "Select Sector Standard & Poor's Depository Receipts(R)" are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use in connection with their listing and trading on the American Stock Exchange. These products are not sponsored, endorsed, sold or promoted by S&P, a division of The McGraw-Hill Companies, Inc., and S&P makes no representation regarding the advisability of investing in them.

  For more information on streetTRACKS, or to obtain a prospectus, call:
  1-866-S-TRACKS

  or visit
  WWW.STREETTRACKS.COM

  Please read the prospectus carefully before you invest or send money.

[STATE STREET GLOBAL ADVISORS LOGO]                          [STATE STREET LOGO]